                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-5188
                                  ---------------------------------------------

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                        64111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:   DECEMBER 31, 2003
                        --------------------------------------------------------
Date of reporting period:  JUNE 30, 2004
                         -------------------------------------------------------

ITEM 1.   REPORTS TO STOCKHOLDERS.

[front cover]

JUNE 30, 2004

American Century Variable Portfolios
Semiannual Report

[photos]

VP Balanced Fund

                                 [american century logo and text logo (reg.tm)]

[inside front cover - blank]

[inside front cover]

VP BALANCED

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . . .20

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Balanced - Performance

TOTAL RETURNS AS OF JUNE 30, 2004
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                        1 YEAR     5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
CLASS I                 11.98%      1.98%       8.01%      7.76%         5/1/91
--------------------------------------------------------------------------------
BLENDED INDEX           11.36%      1.76%      10.38%      9.89%(1)        --
--------------------------------------------------------------------------------
S&P 500 INDEX           19.11%     -2.20%      11.83%     11.06%(1)        --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX          0.32%      6.95%       7.39%      7.46%(1)        --
--------------------------------------------------------------------------------

(1) Since 4/30/91, the date nearest the fund's inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
2

VP Balanced - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made June 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended June 30
-----------------------------------------------------------------------------------------------------
                 1995     1996     1997     1998     1999    2000     2001     2002    2003     2004
-----------------------------------------------------------------------------------------------------
Class I         16.23%   13.17%   16.18%   21.61%    5.39%   7.00%   -5.41%   -7.95%   5.71%   11.98%
-----------------------------------------------------------------------------------------------------
Blended Index   20.55%   17.23%   23.63%   22.21%   15.21%   6.43%   -4.78%   -7.77%   4.85%   11.36%
-----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

VP Balanced - Portfolio Commentary

BY JEFF TYLER (EQUITY TEAM LEADER) AND JEFF HOUSTON (FIXED-INCOME TEAM LEADER)

PERFORMANCE SUMMARY

VP Balanced returned 2.84% for the six months ended June 30, 2004, better than the 2.13% return of its blended index (defined on page 20). U.S. stock gains were mostly responsible for the portfolio's and the blended index's performance;
U.S. bond returns were relatively flat. The portfolio beat the blended index primarily because VP Balanced's stock holdings outperformed the blended index's equity component, the S&P 500 Index.

ECONOMIC & STOCK MARKET REVIEW

The S&P 500 returned 3.44% for the six months after falling into negative territory in March and May. Stocks enjoyed a favorable start--the index was up over 4% by February 11, its peak for 2004. But terrorism concerns resurfaced during the first quarter of 2004, and the government released a string of disappointing monthly payroll employment reports, making investors question the sustainability of high corporate earnings growth and stock valuation levels.

Investor anxiety mounted for a different reason in the second quarter of 2004, when the economic news triggered fears that higher interest rates would stifle growth. Government reports of faster job creation and higher inflation raised expectations that the Federal Reserve would raise interest rates as early as
June 2004 (which it did, on June 30). The S&P 500 bottomed for the period on May
17 as the impact of interest rate concerns overrode stellar first-quarter corporate earnings. But the market bounced back, returning the broad index returns to positive territory in June, as weaker economic data eased fears of aggressive interest rate hikes and investors anticipated strong second-quarter corporate earnings.

Though higher oil prices hindered the broad market by raising concerns about slower economic growth, the energy sector (up nearly 13%) led the S&P 500.
Energy was also one of the biggest contributors to index performance, along with industrials and consumer staples (up 7% and 6%, respectively). The

VP BALANCED'S TOP TEN STOCK HOLDINGS
AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                         % OF EQUITY              % OF
                                          PORTFOLIO              S&P 500
--------------------------------------------------------------------------------
Microsoft Corporation                       3.1%                  2.9%
--------------------------------------------------------------------------------
Johnson & Johnson                           3.0%                  1.6%
--------------------------------------------------------------------------------
International Business
Machines Corp.                              2.9%                  1.4%
--------------------------------------------------------------------------------
Bank of America Corp.                       2.5%                  1.6%
--------------------------------------------------------------------------------
Pfizer, Inc.                                2.5%                  2.5%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                         2.4%                  1.0%
--------------------------------------------------------------------------------
TXU Corp.                                   2.1%                  0.1%
--------------------------------------------------------------------------------
Disney (Walt) Co.                           2.1%                  0.5%
--------------------------------------------------------------------------------
Time Warner Inc.                            2.1%                  0.8%
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                     2.0%                  0.8%
--------------------------------------------------------------------------------

VP BALANCED'S TOP FIVE STOCK INDUSTRIES
AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                         % OF EQUITY              % OF
                                          PORTFOLIO              S&P 500
--------------------------------------------------------------------------------
Commercial Banks                            6.1%                  6.3%
--------------------------------------------------------------------------------
Pharmaceuticals                             6.0%                  7.9%
--------------------------------------------------------------------------------
Oil & Gas                                   5.8%                  5.7%
--------------------------------------------------------------------------------
Media                                       5.8%                  3.6%
--------------------------------------------------------------------------------
Electric Utilities                          4.7%                  1.9%
--------------------------------------------------------------------------------

                                                                    (continued)

------
4

VP Balanced - Portfolio Commentary

lowest sector return in the index was information technology (up 0.3%).

STOCK PORTFOLIO REVIEW

VP Balanced's equity holdings returned approximately 5.5% for the six months.
Consumer staples, utilities, and energy (up 20%, 32%, and 14%, respectively)
were the sectors that contributed most to performance, while information technology and telecommunication services (-5% and -2%, respectively) detracted most.

Our equity investment goal is to outperform the S&P 500 without taking on significant additional risk, utilizing a two-step process that uses computer models as key tools in decision-making. Our biggest positive contribution to VP
Balanced's relative equity performance was stock selection in the consumer staples, utilities, materials, and financials sectors, where the portfolio significantly outperformed the index. That more than offset less favorable selections and relative underperformance in the health care, telecommunication services, industrials, and information technology sectors.

BOND PORTFOLIO REVIEW

The blended index's bond component (the Lehman Brothers U.S. Aggregate Index, or
LBA) returned 0.15% for the six months. Its 2.66% gain in the first quarter of
2004 was almost completely erased by a 2.44% decline in the second quarter.

The LBA and VP Balanced's bond portfolio consisted primarily of the taxable investment-grade U.S. bond market's three largest sectors: fixed-rate mortgage-backed securities (MBS), Treasury securities, and corporate bonds. In the LBA, MBS (0.77% return) led for the six months, followed by Treasurys
(-0.20%) and corporates (-0.26%).

We reduced our corporate holdings and added Treasurys. Treasury yields spiked during the period, resulting in relatively attractive prices. We also shortened the portfolio's duration (reduced its price sensitivity to interest rate changes) in anticipation of additional increases in interest rates later this year.

CONCLUSION

As always, we will continue to pursue VP Balanced's investment objective --
seeking long-term capital growth and current income.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           6/30/04              12/31/03
--------------------------------------------------------------------------------
Common Stocks                               57.7%                 57.6%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                  10.7%                 10.5%
--------------------------------------------------------------------------------
U.S. Treasury Securities                    10.0%                  9.5%
--------------------------------------------------------------------------------
Corporate Bonds                              9.1%                 10.5%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                            4.7%                  2.7%
--------------------------------------------------------------------------------
Asset-Backed Securities
and Collateralized
Mortgage Obligations                         2.3%                  3.0%
--------------------------------------------------------------------------------
Other*                                       5.5%                  6.2%
--------------------------------------------------------------------------------
*Includes temporary cash investments

KEY FIXED-INCOME PORTFOLIO STATISTICS
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           6/30/04              12/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   4.7 yrs               5.1 yrs
--------------------------------------------------------------------------------
Average Duration
(modified)                                 3.9 yrs               4.3 yrs
--------------------------------------------------------------------------------

------
5

VP Balanced - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 57.7%

AEROSPACE & DEFENSE -- 0.2%
--------------------------------------------------------------------------------
            7,328  Boeing Co.                                      $    374,388
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.5%
--------------------------------------------------------------------------------
            1,494  FedEx Corporation                                    122,045
--------------------------------------------------------------------------------
           11,836  United Parcel Service, Inc. Cl B                     889,712
--------------------------------------------------------------------------------
                                                                      1,011,757
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
--------------------------------------------------------------------------------
           11,804  Southwest Airlines Co.                               197,953
--------------------------------------------------------------------------------
AUTOMOBILES -- 1.2%
--------------------------------------------------------------------------------
          164,916  Ford Motor Company                                 2,580,935
--------------------------------------------------------------------------------
BEVERAGES -- 1.9%
--------------------------------------------------------------------------------
           28,191  Adolph Coors Company Cl B                          2,039,337
--------------------------------------------------------------------------------
           73,148  Coca-Cola Enterprises                              2,120,560
--------------------------------------------------------------------------------
                                                                      4,159,897
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.5%
--------------------------------------------------------------------------------
           18,725  Amgen Inc.(1)                                      1,021,823
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 1.6%
--------------------------------------------------------------------------------
           13,359  Edwards (A.G.), Inc.                                 454,607
--------------------------------------------------------------------------------
            1,887  Goldman Sachs Group, Inc.
                   (The)                                                177,680
--------------------------------------------------------------------------------
           67,109  J.P. Morgan Chase & Co.                            2,601,816
--------------------------------------------------------------------------------
              457  Lehman Brothers Holdings Inc.                         34,389
--------------------------------------------------------------------------------
              360  Merrill Lynch & Co., Inc.                             19,433
--------------------------------------------------------------------------------
            5,822  Morgan Stanley                                       307,227
--------------------------------------------------------------------------------
                                                                      3,595,152
--------------------------------------------------------------------------------
CHEMICALS -- 0.7%
--------------------------------------------------------------------------------
           38,623  Monsanto Co.                                       1,486,986
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.4%
--------------------------------------------------------------------------------
           38,903  Bank of America Corp.                              3,291,971
--------------------------------------------------------------------------------
           57,400  National City Corp.                                2,009,574
--------------------------------------------------------------------------------
           44,536  Wachovia Corp.                                     1,981,852
--------------------------------------------------------------------------------
           10,975  Wells Fargo & Co.                                    628,099
--------------------------------------------------------------------------------
                                                                      7,911,496
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.2%
--------------------------------------------------------------------------------
            3,595  Block (H & R), Inc.                                  171,410
--------------------------------------------------------------------------------
           49,924  Cendant Corporation                                1,222,140
--------------------------------------------------------------------------------
           54,630  Equifax Inc.                                       1,352,092
--------------------------------------------------------------------------------
                                                                      2,745,642
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.8%
--------------------------------------------------------------------------------
            8,727  Aspect Communications
                   Corporation(1)                                       123,923
--------------------------------------------------------------------------------
           67,224  Cisco Systems Inc.(1)                              1,593,209
--------------------------------------------------------------------------------
          133,115  Motorola, Inc.                                     2,429,349
--------------------------------------------------------------------------------
                                                                      4,146,481
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.0%
--------------------------------------------------------------------------------
            4,961  Dell Inc.(1)(2)                                 $    177,703
--------------------------------------------------------------------------------
           22,299  Hewlett-Packard Co.                                  470,509
--------------------------------------------------------------------------------
           42,164  International Business
                   Machines Corp.                                     3,716,757
--------------------------------------------------------------------------------
            2,184  Storage Technology Corp.(1)                           63,336
--------------------------------------------------------------------------------
                                                                      4,428,305
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.9%
--------------------------------------------------------------------------------
           10,689  American Express Co.                                 549,201
--------------------------------------------------------------------------------
           11,389  Capital One Financial Corp.                          778,780
--------------------------------------------------------------------------------
           13,635  CompuCredit Corp.(1)                                 235,886
--------------------------------------------------------------------------------
           14,775  MBNA Corporation                                     381,047
--------------------------------------------------------------------------------
            3,312  WFS Financial Inc.(1)                                163,977
--------------------------------------------------------------------------------
                                                                      2,108,891
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.4%
--------------------------------------------------------------------------------
            6,928  Standard and Poor's 500
                   Depositary Receipt                                   793,464
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
--------------------------------------------------------------------------------
           22,286  Citigroup Inc.                                     1,036,299
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.4%
--------------------------------------------------------------------------------
            3,411  ALLTEL Corp.                                         172,665
--------------------------------------------------------------------------------
            6,577  AT&T Corp.                                            96,222
--------------------------------------------------------------------------------
           45,638  BellSouth Corp.                                    1,196,628
--------------------------------------------------------------------------------
            1,567  CenturyTel Inc.                                       47,073
--------------------------------------------------------------------------------
            7,879  SBC Communications Inc.                              191,066
--------------------------------------------------------------------------------
           16,191  Sprint Corp.                                         284,962
--------------------------------------------------------------------------------
           33,989  Verizon Communications                             1,230,061
--------------------------------------------------------------------------------
                                                                      3,218,677
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.6%
--------------------------------------------------------------------------------
          100,924  CenterPoint Energy, Inc.                           1,160,626
--------------------------------------------------------------------------------
           76,882  Edison International                               1,965,873
--------------------------------------------------------------------------------
            5,459  PG&E Corp.(1)                                        152,524
--------------------------------------------------------------------------------
           68,658  TXU Corp.                                          2,781,336
--------------------------------------------------------------------------------
                                                                      6,060,359
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
--------------------------------------------------------------------------------
           39,831  Arrow Electronics, Inc.(1)                         1,068,268
--------------------------------------------------------------------------------
           16,933  Avnet Inc.(1)                                        384,379
--------------------------------------------------------------------------------
                                                                      1,452,647
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.5%
--------------------------------------------------------------------------------
              369  Baker Hughes Inc.                                     13,893
--------------------------------------------------------------------------------
           17,697  Schlumberger Ltd.                                  1,123,936
--------------------------------------------------------------------------------
                                                                      1,137,829
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.9%
--------------------------------------------------------------------------------
            4,358  7-Eleven Inc.(1)                                      77,790
--------------------------------------------------------------------------------
           62,513  Supervalu Inc.                                     1,913,523
--------------------------------------------------------------------------------
                                                                      1,991,313
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

VP Balanced - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.6%
--------------------------------------------------------------------------------
           25,949  Corn Products International Inc.                $  1,207,926
--------------------------------------------------------------------------------
          111,954  Tyson Foods, Inc. Cl A                             2,345,436
--------------------------------------------------------------------------------
                                                                      3,553,362
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.8%
--------------------------------------------------------------------------------
           34,080  Becton Dickinson & Co.                             1,765,344
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.1%
--------------------------------------------------------------------------------
           33,972  AmerisourceBergen Corp.                            2,030,846
--------------------------------------------------------------------------------
            3,708  Andrx Corp.(1)                                       103,564
--------------------------------------------------------------------------------
              148  Anthem, Inc.(1)                                       13,255
--------------------------------------------------------------------------------
            1,272  Cardinal Health, Inc.                                 89,104
--------------------------------------------------------------------------------
            8,762  Humana Inc.(1)                                       148,078
--------------------------------------------------------------------------------
                                                                      2,384,847
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
--------------------------------------------------------------------------------
           86,299  McDonald's Corporation                             2,243,774
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.9%
--------------------------------------------------------------------------------
           26,863  Black & Decker Corporation                         1,668,998
--------------------------------------------------------------------------------
            7,643  KB Home                                              524,539
--------------------------------------------------------------------------------
            3,530  NVR, Inc.(1)                                       1,709,226
--------------------------------------------------------------------------------
            7,639  Stanley Works (The)                                  348,186
--------------------------------------------------------------------------------
                                                                      4,250,949
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
           10,173  Energizer Holdings, Inc.(1)                          457,785
--------------------------------------------------------------------------------
              237  Kimberly-Clark Corp.                                  15,614
--------------------------------------------------------------------------------
           22,912  Procter & Gamble Co. (The)                         1,247,329
--------------------------------------------------------------------------------
                                                                      1,720,728
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.7%
--------------------------------------------------------------------------------
              559  3M Co.                                                50,316
--------------------------------------------------------------------------------
           48,617  Tyco International Ltd.                            1,611,167
--------------------------------------------------------------------------------
                                                                      1,661,483
--------------------------------------------------------------------------------
INSURANCE -- 2.1%
--------------------------------------------------------------------------------
           33,885  Ace, Ltd.                                          1,432,658
--------------------------------------------------------------------------------
           11,480  American International Group,
                   Inc.                                                 818,294
--------------------------------------------------------------------------------
           35,341  Berkley (W.R.) Corp.                               1,517,897
--------------------------------------------------------------------------------
            7,787  Hartford Financial Services
                   Group Inc. (The)                                     535,278
--------------------------------------------------------------------------------
            1,258  Nationwide Financial Services
                   Inc                                                   47,313
--------------------------------------------------------------------------------
            1,481  Odyssey Re Holdings Corp.                             35,544
--------------------------------------------------------------------------------
            6,497  St. Paul Companies, Inc.                             263,388
--------------------------------------------------------------------------------
                                                                      4,650,372
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.6%
--------------------------------------------------------------------------------
           70,325  Earthlink Inc.(1)                                    727,864
--------------------------------------------------------------------------------
           13,642  United Online, Inc.(1)                               240,236
--------------------------------------------------------------------------------
           16,648  VeriSign, Inc.(1)                                    331,295
--------------------------------------------------------------------------------
                                                                      1,299,395
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
IT SERVICES -- 0.8%
--------------------------------------------------------------------------------
           13,284  Acxiom Corp.                                       $ 329,842
--------------------------------------------------------------------------------
              973  Checkfree Corp.(1)                                    29,190
--------------------------------------------------------------------------------
           31,694  Computer Sciences Corp.(1)                         1,471,552
--------------------------------------------------------------------------------
                                                                      1,830,584
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
           79,363  Eastman Kodak Co.                                  2,141,214
--------------------------------------------------------------------------------
           34,717  Hasbro, Inc.                                         659,623
--------------------------------------------------------------------------------
                                                                      2,800,837
--------------------------------------------------------------------------------
MEDIA -- 3.2%
--------------------------------------------------------------------------------
          106,191  Disney (Walt) Co.                                  2,706,808
--------------------------------------------------------------------------------
            8,741  McGraw-Hill Companies, Inc.
                   (The)                                                669,298
--------------------------------------------------------------------------------
           42,645  PanAmSat Corp.(1)                                    990,217
--------------------------------------------------------------------------------
           19,272  Regal Entertainment Group                            348,823
--------------------------------------------------------------------------------
          152,112  Time Warner Inc.(1)                                2,674,129
--------------------------------------------------------------------------------
            2,054  Viacom, Inc. Cl B                                     73,369
--------------------------------------------------------------------------------
                                                                      7,462,644
--------------------------------------------------------------------------------
METALS & MINING -- 0.2%
--------------------------------------------------------------------------------
            4,941  Phelps Dodge Corp.(1)                                382,977
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.5%
--------------------------------------------------------------------------------
           50,778  Federated Department Stores,
                   Inc.                                               2,493,200
--------------------------------------------------------------------------------
           28,743  May Department Stores Co.
                   (The)                                                790,145
--------------------------------------------------------------------------------
                                                                      3,283,345
--------------------------------------------------------------------------------
OFFICE ELECTRONICS(3)
--------------------------------------------------------------------------------
            5,277  Xerox Corp.(1)                                        76,517
--------------------------------------------------------------------------------
OIL & GAS -- 3.3%
--------------------------------------------------------------------------------
           33,650  ChevronTexaco Corp.                                3,166,801
--------------------------------------------------------------------------------
            7,823  ConocoPhillips                                       596,817
--------------------------------------------------------------------------------
           46,338  Exxon Mobil Corp.                                  2,057,870
--------------------------------------------------------------------------------
           20,446  Sunoco, Inc.                                       1,300,774
--------------------------------------------------------------------------------
            5,389  Valero Energy Corp.                                  397,493
--------------------------------------------------------------------------------
                                                                      7,519,755
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
           22,329  Georgia-Pacific Corp.                                825,726
--------------------------------------------------------------------------------
           41,047  Louisiana-Pacific Corp.                              970,762
--------------------------------------------------------------------------------
           20,296  Potlatch Corp.                                       845,125
--------------------------------------------------------------------------------
                                                                      2,641,613
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
           55,793  Gillette Company                                   2,365,623
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 3.4%
--------------------------------------------------------------------------------
           70,772  Johnson & Johnson                                  3,942,000
--------------------------------------------------------------------------------
            3,454  Merck & Co., Inc.                                    164,065
--------------------------------------------------------------------------------
           21,351  Perrigo Co.                                          405,028
--------------------------------------------------------------------------------
           95,046  Pfizer, Inc.                                       3,258,177
--------------------------------------------------------------------------------
                                                                      7,769,270
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
7

VP Balanced - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
REAL ESTATE -- 0.1%
--------------------------------------------------------------------------------
            5,603  Plum Creek Timber Co. Inc.                      $    182,546
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.1%
--------------------------------------------------------------------------------
              400  Burlington Northern Santa Fe
                   Corp.                                                 14,028
--------------------------------------------------------------------------------
            2,945  Union Pacific Corp.                                  175,080
--------------------------------------------------------------------------------
                                                                        189,108
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 1.0%
--------------------------------------------------------------------------------
           11,560  Atmel Corporation(1)                                  68,435
--------------------------------------------------------------------------------
           73,550  Intel Corp.                                        2,029,981
--------------------------------------------------------------------------------
            4,269  Texas Instruments Inc.                               103,224
--------------------------------------------------------------------------------
                                                                      2,201,640
--------------------------------------------------------------------------------
SOFTWARE -- 1.8%
--------------------------------------------------------------------------------
          139,820  Microsoft Corporation                              3,993,259
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.1%
--------------------------------------------------------------------------------
           23,460  Barnes & Noble Inc.(1)                               797,171
--------------------------------------------------------------------------------
            7,707  Blockbuster Inc.                                     116,992
--------------------------------------------------------------------------------
           18,332  Claire's Stores Inc.                                 397,804
--------------------------------------------------------------------------------
           34,097  Gap, Inc. (The)                                      826,852
--------------------------------------------------------------------------------
              852  Home Depot, Inc.                                      29,990
--------------------------------------------------------------------------------
           17,720  RadioShack Corp.                                     507,324
--------------------------------------------------------------------------------
           31,260  Rent-A-Center Inc.(1)                                935,612
--------------------------------------------------------------------------------
           24,680  Sherwin-Williams Co.                               1,025,455
--------------------------------------------------------------------------------
                                                                      4,637,200
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.7%
--------------------------------------------------------------------------------
           33,442  Countrywide Financial
                   Corporation                                        2,349,301
--------------------------------------------------------------------------------
            3,040  Doral Financial Corp.                                104,880
--------------------------------------------------------------------------------
           10,700  Fannie Mae                                           763,552
--------------------------------------------------------------------------------
           11,009  New Century Financial Corp.                          515,441
--------------------------------------------------------------------------------
                                                                      3,733,174
--------------------------------------------------------------------------------
TOBACCO -- 1.0%
--------------------------------------------------------------------------------
           34,692  R.J. Reynolds Tobacco
                   Holdings, Inc.                                     2,344,832
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
--------------------------------------------------------------------------------
           43,682  Nextel Communications, Inc.(1)                     1,164,562
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $107,590,057)                                                 129,570,034
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) -- 10.7%

       $  168,544  FHLMC, 7.00%, 11/1/13                                178,845
--------------------------------------------------------------------------------
          244,878  FHLMC, 6.50%, 6/1/16                                 258,768
--------------------------------------------------------------------------------
          310,309  FHLMC, 6.50%, 6/1/16                                 327,910
--------------------------------------------------------------------------------
        2,155,376  FHLMC, 5.00%, 11/1/17                              2,162,855
--------------------------------------------------------------------------------
        1,379,999  FHLMC, 4.50%, 1/1/19                               1,351,559
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $   76,231  FHLMC, 6.50%, 1/1/28                            $     79,766
--------------------------------------------------------------------------------
           54,980  FHLMC, 6.50%, 6/1/29                                  57,427
--------------------------------------------------------------------------------
           78,994  FHLMC, 8.00%, 7/1/30                                  85,780
--------------------------------------------------------------------------------
        1,615,770  FHLMC, 5.00%, 8/1/33                               1,564,714
--------------------------------------------------------------------------------
        1,280,497  FHLMC, 5.50%, 12/1/33                              1,278,835
--------------------------------------------------------------------------------
          250,000  FHLMC, settlement date
                   7/15/04, 6.00%, 7/15/34(5)                          255,313
--------------------------------------------------------------------------------
        1,750,000  FHLMC, settlement date
                   7/20/04, 5.00%, 3/15/19(5)                         1,751,094
--------------------------------------------------------------------------------
          387,299  FNMA, 5.50%, 12/1/08                                 399,882
--------------------------------------------------------------------------------
           22,772  FNMA, 6.50%, 11/1/11                                  24,109
--------------------------------------------------------------------------------
           62,851  FNMA, 6.00%, 4/1/13                                   65,685
--------------------------------------------------------------------------------
           21,155  FNMA, 6.00%, 4/1/13                                   22,109
--------------------------------------------------------------------------------
           33,604  FNMA, 6.00%, 5/1/13                                   35,120
--------------------------------------------------------------------------------
          120,450  FNMA, 6.50%, 6/1/13                                  127,505
--------------------------------------------------------------------------------
           19,323  FNMA, 6.50%, 6/1/13                                   20,455
--------------------------------------------------------------------------------
           33,624  FNMA, 6.00%, 7/1/13                                   35,140
--------------------------------------------------------------------------------
          281,409  FNMA, 6.00%, 1/1/14                                  294,098
--------------------------------------------------------------------------------
           42,944  FNMA, 6.50%, 1/1/28                                   44,891
--------------------------------------------------------------------------------
           97,133  FNMA, 7.00%, 1/1/28                                  102,950
--------------------------------------------------------------------------------
          140,368  FNMA, 6.50%, 1/1/29                                  146,544
--------------------------------------------------------------------------------
          130,860  FNMA, 7.50%, 7/1/29                                  140,365
--------------------------------------------------------------------------------
           82,728  FNMA, 7.50%, 9/1/30                                   88,686
--------------------------------------------------------------------------------
          196,916  FNMA, 6.50%, 1/1/32                                  205,355
--------------------------------------------------------------------------------
          867,924  FNMA, 5.50%, 6/1/33                                  866,278
--------------------------------------------------------------------------------
          906,018  FNMA, 5.50%, 8/1/33                                  904,300
--------------------------------------------------------------------------------
        2,701,811  FNMA, 5.50%, 1/1/34                                2,696,688
--------------------------------------------------------------------------------
        1,834,700  FNMA, settlement date
                   7/15/04, 6.00%, 7/15/34(5)                         1,873,115
--------------------------------------------------------------------------------
          375,000  FNMA, settlement date
                   7/15/04, 6.50%, 7/15/34(5)                           390,469
--------------------------------------------------------------------------------
          640,000  FNMA, settlement date
                   7/20/04, 5.50%, 6/25/18(5)                           654,600
--------------------------------------------------------------------------------
        2,850,000  FNMA, settlement date
                   7/20/04, 5.00%, 3/25/19(5)                         2,853,563
--------------------------------------------------------------------------------
          180,732  GNMA, 7.00%, 4/20/26                                 192,502
--------------------------------------------------------------------------------
          105,694  GNMA, 7.50%, 8/15/26                                 114,180
--------------------------------------------------------------------------------
           82,536  GNMA, 7.00%, 2/15/28                                  87,841
--------------------------------------------------------------------------------
           97,450  GNMA, 7.50%, 2/15/28                                 105,185
--------------------------------------------------------------------------------
           63,219  GNMA, 6.50%, 3/15/28                                  66,228
--------------------------------------------------------------------------------
          102,080  GNMA, 6.50%, 3/15/28                                 106,939
--------------------------------------------------------------------------------
           16,643  GNMA, 6.50%, 5/15/28                                  17,435
--------------------------------------------------------------------------------
            9,373  GNMA, 6.50%, 5/15/28                                   9,820
--------------------------------------------------------------------------------
          136,365  GNMA, 7.00%, 12/15/28                                145,130
--------------------------------------------------------------------------------
           80,852  GNMA, 8.00%, 12/15/29                                 88,691
--------------------------------------------------------------------------------
          425,441  GNMA, 7.00%, 5/15/31                                 452,226
--------------------------------------------------------------------------------
        1,289,440  GNMA, 5.50%, 11/15/32                              1,291,009
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $23,941,672)                                                   24,021,959
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

VP Balanced - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 10.0%

       $1,500,000  U.S. Treasury Bonds, 8.00%,
                   11/15/21                                        $  1,966,524
--------------------------------------------------------------------------------
        1,300,000  U.S. Treasury Bonds, 6.25%,
                   8/15/23                                            1,439,954
--------------------------------------------------------------------------------
          350,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31(2)                                           353,104
--------------------------------------------------------------------------------
        7,000,000  U.S. Treasury Notes, 2.00%,
                   8/31/05(2)                                         6,986,869
--------------------------------------------------------------------------------
        5,245,000  U.S. Treasury Notes, 2.375%,
                   8/15/06(2)                                         5,201,771
--------------------------------------------------------------------------------
        5,600,000  U.S. Treasury Notes, 3.125%,
                   5/15/07(2)                                         5,601,753
--------------------------------------------------------------------------------
          900,000  U.S. Treasury Notes, 4.00%,
                   6/15/09(2)                                           907,981
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $22,618,983)                                                   22,457,956
--------------------------------------------------------------------------------
CORPORATE BONDS -- 9.1%

AUTO COMPONENTS -- 0.1%
--------------------------------------------------------------------------------
          100,000  Dana Corp., 6.50%, 3/1/09                            104,500
--------------------------------------------------------------------------------
          100,000  Lear Corp., 8.11%, 5/15/09                           114,021
--------------------------------------------------------------------------------
                                                                        218,521
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.2%
--------------------------------------------------------------------------------
          525,000  General Motors Corporation,
                   7.20%, 1/15/11                                       550,806
--------------------------------------------------------------------------------
BEVERAGES -- 0.1%
--------------------------------------------------------------------------------
          250,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 1/6/04,
                   Cost $254,055)(6)                                    249,013
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.4%
--------------------------------------------------------------------------------
          250,000  Goldman Sachs Group Inc.,
                   5.70%, 9/1/12                                        254,007
--------------------------------------------------------------------------------
          250,000  Goldman Sachs Group Inc.,
                   5.25%, 10/15/13                                      243,185
--------------------------------------------------------------------------------
          300,000  JP Morgan Chase & Co.,
                   4.875%, 3/15/14                                      283,176
--------------------------------------------------------------------------------
          100,000  Morgan Stanley, 4.25%,
                   5/15/10                                               98,255
--------------------------------------------------------------------------------
                                                                        878,623
--------------------------------------------------------------------------------
CHEMICALS -- 0.2%
--------------------------------------------------------------------------------
          400,000  Crompton Corp., 8.50%,
                   3/15/05                                              414,120
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.4%
--------------------------------------------------------------------------------
          600,000  Bank of America Corp.,
                   4.375%, 12/1/10                                      585,600
--------------------------------------------------------------------------------
          250,000  Wells Fargo & Co., 4.95%,
                   10/16/13                                             242,338
--------------------------------------------------------------------------------
                                                                        827,938
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.4%
--------------------------------------------------------------------------------
       $  250,000  Allied Waste North America,
                   Inc., Series 1998 B, 7.625%,
                   1/1/06                                          $    263,438
--------------------------------------------------------------------------------
          150,000  Hutchison Whampoa
                   International Ltd., 5.45%,
                   11/24/10 (Acquired 11/19/03,
                   Cost $149,612)(6)                                    147,464
--------------------------------------------------------------------------------
          300,000  Quebecor World Capital Corp.,
                   6.125%, 11/15/13                                     286,276
--------------------------------------------------------------------------------
          100,000  RR Donnelley & Sons Co.,
                   3.75%, 4/1/09 (Acquired
                   3/3/04, Cost $99,852)(6)                              96,722
--------------------------------------------------------------------------------
                                                                        793,900
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.2%
--------------------------------------------------------------------------------
          350,000  Ball Corp., 7.75%, 8/1/06                            374,500
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.9%
--------------------------------------------------------------------------------
           29,300  iShares GS $ InvesTop
                   Corporate Bond Fund(7)                             3,163,814
--------------------------------------------------------------------------------
          924,000  Morgan Stanley TRACERS(SM),
                   7.72%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $969,573)(6)                                       1,033,942
--------------------------------------------------------------------------------
                                                                      4,197,756
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.9%
--------------------------------------------------------------------------------
          450,000  American General Finance
                   Corp., Series 2002 H, 4.50%,
                   11/15/07(2)                                          457,439
--------------------------------------------------------------------------------
          700,000  Citigroup Inc., 4.125%,
                   6/30/05                                              710,948
--------------------------------------------------------------------------------
          275,000  Ford Motor Credit Co., 5.80%,
                   1/12/09                                              277,858
--------------------------------------------------------------------------------
          300,000  Ford Motor Credit Co., 7.375%,
                   10/28/09                                             320,520
--------------------------------------------------------------------------------
          200,000  Ford Motor Credit Co., 7.00%,
                   10/1/13                                              202,234
--------------------------------------------------------------------------------
                                                                      1,968,999
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
--------------------------------------------------------------------------------
          250,000  Ameritech Capital Funding,
                   6.25%, 5/18/09                                       266,018
--------------------------------------------------------------------------------
            5,000  AT&T Corp., 6.00%, 3/15/09                             4,767
--------------------------------------------------------------------------------
          240,000  British Telecommunications plc,
                   7.00%, 5/23/07                                       259,328
--------------------------------------------------------------------------------
           48,000  Comcast Cable
                   Communications Holdings Inc.,
                   8.375%, 3/15/13                                       56,439
--------------------------------------------------------------------------------
          100,000  Deutsche Telekom International
                   Finance BV, 5.25%, 7/22/13                            97,526
--------------------------------------------------------------------------------
          100,000  France Telecom, VRN, 8.75%,
                   3/1/11                                               116,033
--------------------------------------------------------------------------------
          450,000  Sprint Capital Corp., 8.375%,
                   3/15/12                                              517,948
--------------------------------------------------------------------------------
          300,000  Verizon New England Inc.,
                   4.75%, 10/1/13                                       280,916
--------------------------------------------------------------------------------
                                                                      1,598,975
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

VP Balanced - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.6%
--------------------------------------------------------------------------------
       $  100,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                   $     94,368
--------------------------------------------------------------------------------
          350,000  Progress Energy Inc., 7.10%,
                   3/1/11                                               384,039
--------------------------------------------------------------------------------
          100,000  Tampa Electric Co., 6.375%,
                   8/15/12                                              103,722
--------------------------------------------------------------------------------
          550,000  Virginia Electric and Power
                   Co., 5.75%, 3/31/06                                  574,164
--------------------------------------------------------------------------------
          250,000  Virginia Electric and Power
                   Co., 5.25%, 12/15/15                                 242,016
--------------------------------------------------------------------------------
                                                                      1,398,309
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.3%
--------------------------------------------------------------------------------
          300,000  Delhaize America Inc.,
                   7.375%, 4/15/06                                      317,633
--------------------------------------------------------------------------------
          300,000  Safeway Inc., 6.50%, 3/1/11                          318,297
--------------------------------------------------------------------------------
                                                                        635,930
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.3%
--------------------------------------------------------------------------------
          200,000  Mandalay Resort Group,
                   6.45%, 2/1/06                                        206,500
--------------------------------------------------------------------------------
          350,000  MGM Mirage, 6.00%, 10/1/09                           344,750
--------------------------------------------------------------------------------
          200,000  Royal Caribbean Cruises Ltd.,
                   6.875%, 12/1/13                                      198,750
--------------------------------------------------------------------------------
                                                                        750,000
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
          500,000  Dial Corp., 7.00%, 8/15/06                           536,196
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.2%
--------------------------------------------------------------------------------
          200,000  General Electric Capital Corp.,
                   4.25%, 12/1/10                                       194,709
--------------------------------------------------------------------------------
          350,000  General Electric Co., 5.00%,
                   2/1/13                                               345,053
--------------------------------------------------------------------------------
                                                                        539,762
--------------------------------------------------------------------------------
INSURANCE -- 0.4%
--------------------------------------------------------------------------------
          250,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $249,510)(6)                                         250,443
--------------------------------------------------------------------------------
          250,000  American International Group
                   Inc., 4.25%, 5/15/13                                 231,954
--------------------------------------------------------------------------------
          250,000  Genworth Financial Inc.,
                   5.75%, 6/15/14                                       252,938
--------------------------------------------------------------------------------
          250,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $249,995)(6)                            249,637
--------------------------------------------------------------------------------
                                                                        984,972
--------------------------------------------------------------------------------
MEDIA -- 0.8%
--------------------------------------------------------------------------------
          450,000  Comcast Cable
                   Communications, 8.375%,
                   5/1/07                                               503,247
--------------------------------------------------------------------------------
          500,000  Comcast Corp., 5.50%,
                   3/15/11                                              505,474
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  400,000  Liberty Media Corp., VRN,
                   3.02%, 9/15/04, resets
                   quarterly off the 3-month
                   LIBOR plus 1.50% with
                   no caps                                         $    407,512
--------------------------------------------------------------------------------
          250,000  News America Holdings,
                   7.75%, 1/20/24                                       283,473
--------------------------------------------------------------------------------
                                                                      1,699,706
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 0.1%
--------------------------------------------------------------------------------
          250,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                      249,833
--------------------------------------------------------------------------------
OIL & GAS -- 0.4%
--------------------------------------------------------------------------------
          300,000  Devon Energy Corp., 2.75%,
                   8/1/06                                               295,760
--------------------------------------------------------------------------------
          400,000  Kinder Morgan Energy Partners
                   L.P., 5.00%, 12/15/13                                376,831
--------------------------------------------------------------------------------
          150,000  XTO Energy Inc., 6.25%,
                   4/15/13                                              156,302
--------------------------------------------------------------------------------
                                                                        828,893
--------------------------------------------------------------------------------
PHARMACEUTICALS(3)
--------------------------------------------------------------------------------
          100,000  Schering-Plough Corp., 5.30%,
                   12/1/13                                               98,383
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.1%
--------------------------------------------------------------------------------
          200,000  Norfolk Southern Corp., 7.80%,
                   5/15/27                                              232,459
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.1%
--------------------------------------------------------------------------------
          150,000  Toys "R" Us, Inc., 7.375%,
                   10/15/18                                             139,313
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
--------------------------------------------------------------------------------
          250,000  AT&T Wireless Services Inc.,
                   7.875%, 3/1/11                                       284,740
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $20,533,977)                                                   20,451,647
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 4.7%

        2,000,000  FHLB, 1.875%, 6/15/06                              1,960,472
--------------------------------------------------------------------------------
          600,000  FHLMC, 4.875%, 3/15/07                               623,146
--------------------------------------------------------------------------------
        2,500,000  FHLMC, 2.875%, 5/15/07                             2,463,830
--------------------------------------------------------------------------------
        2,000,000  FNMA, 2.375%, 12/15/05                             1,993,816
--------------------------------------------------------------------------------
          500,000  FNMA, 6.625%, 10/15/07                               545,609
--------------------------------------------------------------------------------
        2,000,000  FNMA, 3.25%, 11/15/07                              1,973,354
--------------------------------------------------------------------------------
          600,000  FNMA, 5.75%, 2/15/08                                 639,877
--------------------------------------------------------------------------------
          400,000  FNMA, 3.25%, 8/15/08                                 389,668
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $10,663,332)                                                   10,589,772
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

VP Balanced - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(4) -- 1.5%

       $   39,899  AQ Finance Non-Improvement
                   Trust, Series 2003 N11A,
                   7.14%, 11/25/33                                 $     39,859
--------------------------------------------------------------------------------
          100,000  AQ Finance Non-Improvement
                   Trust, Series 2004 RN4,
                   Class A, 4.60%, 7/25/34                               99,750
--------------------------------------------------------------------------------
          100,000  AQ Finance Non-Improvement
                   Trust, Series 2004 RN5,
                   Class A, 5.19%, 6/29/34
                   (Acquired 6/24/04, Cost
                   $100,000)(6)                                         100,000
--------------------------------------------------------------------------------
           64,085  Argent Non-Improvement Trust,
                   Series 2004 WN2, Class A SC,
                   4.55%, 4/25/34                                        63,999
--------------------------------------------------------------------------------
          100,000  Argent Non-Improvement Trust,
                   Series 2004 WN8, Class A,
                   4.70%, 7/25/34                                        99,920
--------------------------------------------------------------------------------
           43,805  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2003-1, Class N1,
                   6.90%, 7/26/33                                        43,827
--------------------------------------------------------------------------------
          125,000  Asset Backed Securities Corp.
                   Home Equity Loan Trust,
                   Series 2004 HE5, Class A1,
                   5.00%, 8/27/34 (Acquired
                   6/22/04, Cost $124,666)(5)(6)                        124,663
--------------------------------------------------------------------------------
          171,825  Bayview Financial Acquisition
                   Trust, Series 1998 B, Class M1,
                   VRN, 2.74%, 7/25/04, resets
                   monthly off the 1-month
                   LIBOR plus 1.40% with a cap
                   of 13.00% (Acquired 6/13/03,
                   Cost $172,510)(6)                                    169,978
--------------------------------------------------------------------------------
          140,113  Bayview Financial Acquisition
                   Trust, Series 2002 DA,
                   Class M1, VRN, 1.95%,
                   7/25/04, resets monthly off
                   the 1-month LIBOR plus
                   0.85% with no caps (Acquired
                   9/19/03, Cost $140,446)(6)                           140,944
--------------------------------------------------------------------------------
          500,000  Centex Home Equity, Series
                   2004 C, Class AF1, VRN,
                   2.82%, 7/25/04(8)                                    498,672
--------------------------------------------------------------------------------
          174,291  CIT RV Trust, Series 1998 A,
                   Class A4 SEQ, 6.09%, 2/15/12                         176,937
--------------------------------------------------------------------------------
          113,554  First Franklin Non-Improvement
                   Trust, Series 2004 FF1,
                   Class N1, 4.50%, 9/25/05                             113,621
--------------------------------------------------------------------------------
          250,000  Ford Credit Auto Owner Trust,
                   Series 2002 A, Class B, 4.79%,
                   11/15/06                                             255,741
--------------------------------------------------------------------------------
          100,000  Fremont Non-Improvement
                   Trust, Series 2004 B, Class
                   NOTE, 4.70%, 5/25/34                                 100,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  315,948  Household Mortgage Loan
                   Trust, Series 2002 HC1,
                   Class M, VRN, 1.93%, 7/20/04,
                   resets monthly off the
                   1-month LIBOR plus 0.65%
                   with no caps                                    $    316,556
--------------------------------------------------------------------------------
          238,361  Household Mortgage Loan
                   Trust, Series 2003 HC2,
                   Class M, VRN, 1.84%, 7/20/04,
                   resets monthly off the
                   1-month LIBOR plus 0.60%
                   with no caps                                         236,406
--------------------------------------------------------------------------------
          400,000  Long Beach Mortgage Loan
                   Trust, Series 2001-2, Class M2,
                   VRN, 2.23%, 7/25/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.95% with
                   no caps                                              398,786
--------------------------------------------------------------------------------
           42,069  MASTR Non-Improvement
                   Trust, Series 2004 CI3,
                   Class N1, 4.45%, 2/26/34
                   (Acquired 5/18/04, Cost
                   $42,067)(6)                                           42,069
--------------------------------------------------------------------------------
           50,329  Merrill Lynch Mortgage
                   Investors Inc., Series 2003
                   OP1N, Class N1, 7.25%,
                   7/25/34                                               50,725
--------------------------------------------------------------------------------
           25,879  Morgan Stanley ABS Capital I,
                   Series 2003 NC9N, Class XP,
                   7.60%, 7/25/33 (Acquired
                   10/29/03, Cost $25,879)(6)                            26,056
--------------------------------------------------------------------------------
           62,956  Morgan Stanley ABS Capital I,
                   Series 2004 NC2N, Class XP,
                   6.25%, 12/25/33 (Acquired
                   3/16/04, Cost $63,271)(6)                             63,083
--------------------------------------------------------------------------------
          100,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                             96,714
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $3,254,553)                                                     3,258,306
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(4) -- 0.8%

        5,880,830  Banc of America Commercial
                   Mortgage Inc. STRIPS -
                   INTEREST, Series 2004-1,
                   Class XP, VRN, 0.83%, 7/1/04                         197,131
--------------------------------------------------------------------------------
          549,707  GMAC Commercial Mortgage
                   Securities Inc., Series 2002 C2,
                   Class A1 SEQ, 4.32%,
                   10/15/38                                             559,347
--------------------------------------------------------------------------------
          474,865  MASTR Alternative Loans Trust,
                   Series 2003-8, Class 4A1,
                   7.00%, 12/25/33                                      491,582
--------------------------------------------------------------------------------
          462,033  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                       476,366
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
11

VP Balanced - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  125,000  Sharps SP I LLC Net Interest
                   Margin Trust, Series 2004
                   OP1N, Class NA, 5.19%,
                   4/25/34 (Acquired 6/9/04,
                   Cost $124,997)(6)                               $    124,988
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $1,824,305)                                                     1,849,414
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.4%

          450,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                        401,796
--------------------------------------------------------------------------------
          500,000  New Jersey Turnpike Auth.
                   Rev., Series 2003 B, 4.25%,
                   1/1/16 (AMBAC)                                       464,390
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $956,389)                                                         866,186
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES -- 0.3%

          650,000  Province of Ontario, 3.50%,
                   9/17/07(2)
(Cost $647,520)                                                         647,078
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 4.8%
Repurchase Agreement, Bank of America
Securities, LLC, (U.S. Treasury obligations), in
a joint trading account at 1.10%, dated
6/30/04, due 7/1/04 (Delivery value
$10,700,327)(9)
(Cost $10,700,000)                                                   10,700,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $202,730,788)                                                $224,412,352
================================================================================
COLLATERAL RECEIVED FOR
SECURITIES LENDING(10)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc,
(U.S. Agency obligations), 1.50%, dated
6/30/04, due 7/1/04 (Delivery value
$7,005,076)                                                         $ 7,004,784
--------------------------------------------------------------------------------
SHORT-TERM DEBT
--------------------------------------------------------------------------------
       $5,000,000  RACERS(SM), Series 2000-7,
                   Class A3, VRN, 1.44%,
                   7/15/04, resets monthly off
                   the 1-month LIBOR plus
                   0.20% with no caps(6)                              5,000,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $12,004,784)                                                  $12,004,784
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

MASTR = Mortgage Asset Securitization Transactions, Inc.

RACERS(SM) = Restructured Asset Certificates with  Enhanced Returns resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective June 30, 2004.

(1)  Non-income producing.

(2)  Security, or a portion thereof, was on loan as of June 30, 2004.

(3)  Industry is less than 0.05% of total investment securities.

(4)  Final maturity indicated, unless otherwise noted.

(5)  When-issued security or forward commitment.

(6)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2004, was $7,819,002, which represented 3.6% of net assets.

(7)  Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.

(8)  Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective June 30, 2004.

(9)  Security, or a portion thereof, has been segregated for a when-issued security and/or forward commitment.

(10) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 4 in Notes to Financial Statements.)

See Notes to Financial Statements.

------
12

Statement of Assets and Liabilities

JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $202,730,788) --
including $11,804,975 of securities loaned                         $224,412,352
------------------------------------------------------------
Investments made with cash collateral received for
securities on loan, at value (cost of $12,004,784)                   12,004,784
--------------------------------------------------------------------------------
Total investment securities, at value (cost of $214,735,572)        236,417,136
------------------------------------------------------------
Cash collateral received for securities on loan                           3,960
------------------------------------------------------------
Receivable for investments sold                                       3,038,237
------------------------------------------------------------
Dividends and interest receivable                                       746,229
--------------------------------------------------------------------------------
                                                                    240,205,562
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received for securities on loan               12,008,744
------------------------------------------------------------
Disbursements in excess of demand deposit cash                           87,676
------------------------------------------------------------
Payable for investments purchased                                    11,967,464
------------------------------------------------------------
Accrued management fees                                                 158,043
--------------------------------------------------------------------------------
                                                                     24,221,927
--------------------------------------------------------------------------------
NET ASSETS                                                         $215,983,635
================================================================================
CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Authorized                                                          100,000,000
================================================================================
Outstanding                                                          31,686,363
================================================================================

NET ASSET VALUE PER SHARE                                                 $6.82
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $202,111,955
------------------------------------------------------------
Undistributed net investment income                                   1,775,881
------------------------------------------------------------
Accumulated net realized loss on investment transactions             (9,585,765)
------------------------------------------------------------
Net unrealized appreciation on investments                           21,681,564
--------------------------------------------------------------------------------
                                                                   $215,983,635
================================================================================

See Notes to Financial Statements.

------
13

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
------------------------------------------------------------
Interest                                                            $ 1,549,229
------------------------------------------------------------
Dividends                                                             1,181,538
------------------------------------------------------------
Securities lending                                                       22,622
--------------------------------------------------------------------------------
                                                                      2,753,389
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------------------------
Management fees                                                         970,240
------------------------------------------------------------
Directors' fees and expenses                                              1,420
------------------------------------------------------------
Other expenses                                                              656
--------------------------------------------------------------------------------
                                                                        972,316
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 1,781,073
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                          9,907,677
------------------------------------------------------------
Change in net unrealized appreciation on investments                 (5,905,752)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                      4,001,925
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 5,782,998
================================================================================

See Notes to Financial Statements.

------
14

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                2004              2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                            $ 1,781,073        $ 3,560,780
-------------------------------------------
Net realized gain                                  9,907,677          6,802,727
-------------------------------------------
Change in net unrealized appreciation             (5,905,752)        24,103,826
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                          5,782,998         34,467,333
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                        (3,562,413)        (4,906,041)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                         10,383,380         22,770,347
-------------------------------------------
Proceeds from reinvestment of distributions        3,562,413          4,906,041
-------------------------------------------
Payments for shares redeemed                     (15,023,851)       (23,841,870)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                   (1,078,058)         3,834,518
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                         1,142,527         33,395,810

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                              214,841,108        181,445,298
--------------------------------------------------------------------------------
End of period                                   $215,983,635       $214,841,108
================================================================================

Undistributed net investment income               $1,775,881         $3,557,221
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                               1,527,488          3,688,491
-------------------------------------------
Issued in reinvestment of distributions              520,060            905,174
-------------------------------------------
Redeemed                                          (2,218,458)        (3,953,954)
--------------------------------------------------------------------------------
Net increase (decrease)                             (170,910)           639,711
================================================================================

See Notes to Financial Statements.

------
15

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940
Act. The fund's investment objective is long-term capital growth and current income. The fund seeks to achieve its investment objective by investing approximately 60% of the fund's assets in equity securities and the remaining assets in bonds and other fixed income securities. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the investment manager, American Century Investment Management, Inc. (ACIM),
determines that the current market price of a security owned by a non-money market fund is not readily available, the investment manager may determine its fair value in accordance with procedures adopted by the Board of Directors if such fair value determination would materially impact a fund's net asset value.
Valuations may not be readily available if, for example: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security
(as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

TRACERS(SM)/TRAINS(SM) -- The fund may invest in these which represent ownership of a specified percentage of each security in an underlying pool of securities.
Owners are entitled to receive a pro rata share of distributions from the underlying securities. In the event an underlying security is downgraded by a rating agency, that portion of the investment product will be redeemed and the underlying security will be distributed to the owner pro rata or the owner may receive cash proceeds. The risk of owning these products are the same as owning the individual securities, but enable the fund to be more diversified by owning a single security.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase

                                                                    (continued)

------
16

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the  purchase price. The funds account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2003, the fund has accumulated net realized capital loss carryovers for federal income tax purposes of $4,664,352 and $12,918,737, expiring in 2009 and 2010, respectively, which may be used to offset future taxable gains.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on the fund's average daily closing net assets during the previous month.

The annual management fee schedule for the fund is as follows:
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $250 million                                                        0.90%
--------------------------------------------------------------------------------
Next $250 million                                                         0.85%
--------------------------------------------------------------------------------
Over $500 million                                                         0.80%
--------------------------------------------------------------------------------

The effective annual management fee for the six months ended June 30, 2004 was
0.90%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services
Corporation.

During the six months ended June 30, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a wholly owned subsidiary of JPM.

                                                                    (continued)

------
17

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Purchases of investment securities, excluding short-term investments, for the six months ended June 30, 2004, totaled $238,709,688, of which $155,467,149 represented U.S. Treasury and Agency obligations. Sales of investment securities, excluding short-term investments, for the six months ended June 30,
2004, totaled $242,169,776, of which $149,294,412 represented U.S. Treasury and
Agency obligations.

As of June 30, 2004, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $216,645,925
================================================================================
Gross tax appreciation of investments                               $21,877,513
-----------------------------------------------------
Gross tax depreciation of investments                                (2,106,302)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                  $19,771,211
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. SECURITIES LENDING

As of June 30, 2004, securities in the fund valued at $11,804,975, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was
$12,008,744. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2004.

------
18

VP Balanced - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------
                                                                CLASS I
------------------------------------------------------------------------------------------------------
                                   2004(1)      2003        2002        2001        2000        1999
------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $6.74       $5.81       $6.59       $7.27       $7.79       $8.34
------------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income             0.05        0.11        0.16        0.17        0.20        0.19
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            0.14        0.98       (0.77)      (0.42)      (0.40)       0.52
------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations             0.19        1.09       (0.61)      (0.25)      (0.20)       0.71
------------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                (0.11)      (0.16)      (0.17)      (0.20)      (0.20)      (0.16)
------------------------------
  From Net Realized Gains            --          --          --        (0.23)      (0.12)      (1.10)
------------------------------------------------------------------------------------------------------
  Total Distributions              (0.11)      (0.16)      (0.17)      (0.43)      (0.32)      (1.26)
------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                      $6.82       $6.74       $5.81       $6.59       $7.27       $7.79
======================================================================================================
  TOTAL RETURN(2)                   2.84%      19.46%      (9.56)%     (3.54)%     (2.65)%     10.06%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             0.90%(3)      0.90%       0.90%       0.90%       0.90%       0.90%
------------------------------
Ratio of Net Investment Income
to Average Net Assets             1.70%(3)      1.85%       2.43%       2.41%       2.51%       2.45%
------------------------------
Portfolio Turnover Rate             113%        142%        109%        112%         96%         83%
------------------------------
Net Assets, End of Period
(in thousands)                    $215,984    $214,841    $181,445    $227,516    $258,536    $285,072
------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements.

------
19

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The BLENDED INDEX is considered the benchmark for VP Balanced. It combines two widely known indices in proportion to the asset mix of the fund. Accordingly,
60% of the index is represented by the S&P 500 Index, which reflects the approximately 60% of the fund's assets invested in stocks. The remaining 40% of the index is represented by the Lehman Brothers U.S. Aggregate Index, which reflects the roughly 40% of the fund's assets invested in fixed-income securities.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

------
20

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

0408                                  American Century Investment Services, Inc.
SH-SAN-38965                       (c)2004 American Century Services Corporation

[front cover]

JUNE 30, 2004

American Century Variable Portfolios
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of bridges]

VP Capital Appreciation Fund

[american century logo and text logo]

VP CAPITAL APPRECIATION

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information. . . . . . . . . . . . . . . . . . . . . . . . . . . 15

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

------
1

VP Capital Appreciation - Performance

TOTAL RETURNS AS OF JUNE 30, 2004
                                         -------------------------------
                                             AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------------
                                                                SINCE     INCEPTION
                                1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
-------------------------------------------------------------------------------------
CLASS I                         16.69%    1.70%      4.78%      6.94%      11/20/87
-------------------------------------------------------------------------------------
RUSSELL MIDCAP GROWTH INDEX     27.33%    0.49%     10.88%     12.79%(1)      --
-------------------------------------------------------------------------------------

(1) Since 11/30/87, the date nearest the fund's inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made June 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended June 30
--------------------------------------------------------------------------------------------------
                  1995    1996    1997    1998    1999    2000    2001     2002     2003    2004
--------------------------------------------------------------------------------------------------
Class I          27.05%  11.25%  -8.89%   1.09%  12.58%  66.39%  -20.36%  -24.61%  -6.68%  16.69%
--------------------------------------------------------------------------------------------------
Russell Midcap
Growth Index     26.43%  23.59%  17.59%  24.02%  20.31%  48.59%  -31.51%  -26.34%   7.35%  27.33%
--------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
2

VP Capital Appreciation - Portfolio Commentary

[photo of Kurt Stalzer and David Rose]

A PORTFOLIO COMMENTARY FROM KURT STALZER AND DAVID ROSE, PORTFOLIO MANAGERS ON
THE VP CAPITAL APPRECIATION INVESTMENT TEAM.

VP Capital Appreciation gained 3.09% in the six months ended June 30, 2004, underperforming its benchmark, the Russell Midcap Growth Index, which rose 5.94%.

The period saw changes on VP Capital Appreciation's management team. Portfolio manager Linda Peterson left American Century in March. David Rose, who has been a portfolio manager with American Century since 2001, now co-manages VP Capital
Appreciation with Kurt Stalzer.

The change in the management team brought about changes in the top-ten holdings in the portfolio. For example, ImClone Systems was added to the portfolio in late March and ended the period as the top contributor to performance. The biotechnology company produced better-than-expected earnings due in part to the strength of sales of the drug Erbitux, which received FDA approval in February as a treatment for colon cancer. A stock that was eliminated from the portfolio was former top-ten holding Ross Stores. The portfolio managers became concerned about this discount retailer when it reported disappointing February sales, and the stock was sold at a profit before it experienced further deterioration in the market.

These changes to the portfolio occurred as the market fought a number of headwinds. The stock market started the period with the wind at its back as the upswing in economic growth and stock returns in the last three quarters of 2003 carried into the new year. The rally lost momentum, however, amid concerns about the sustainability of the economic expansion given weak job growth, high oil prices, and the threat of higher interest rates. Terrorism fears and continued
violence in Iraq also restrained investor sentiment.

Against this backdrop, VP Capital Appreciation's underperformance relative to the benchmark was largely attributable to stock selection in the

TOP TEN HOLDINGS
AS OF JUNE 30, 2004
-------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         6/30/04              12/31/03
-------------------------------------------------------------------------------
Sabre Holdings Corp.                      2.8%                   --
-------------------------------------------------------------------------------
Whole Foods Market, Inc.                  2.5%                   --
-------------------------------------------------------------------------------
Capital One
Financial Corp.                           2.4%                   --
-------------------------------------------------------------------------------
Deere & Co.                               2.4%                   --
-------------------------------------------------------------------------------
Coach Inc.                                2.4%                  1.2%
-------------------------------------------------------------------------------
Estee Lauder
Companies, Inc. Cl A                      2.3%                   --
-------------------------------------------------------------------------------
National Semiconductor
Corp.                                     2.2%                   --
-------------------------------------------------------------------------------
ImClone Systems Inc.                      2.2%                   --
-------------------------------------------------------------------------------
Thermo Electron Corp.                     2.1%                   --
-------------------------------------------------------------------------------
Bard (C.R.), Inc.                         2.1%                  1.4%
-------------------------------------------------------------------------------

                                                                    (continued)

------
3

VP Capital Appreciation - Portfolio Commentary

industrials and information technology sectors. In the industrials sector, the portfolio was hurt by investments in for-profit, post-secondary education schools when questions arose about the accounting, enrollment, and financial aid practices at some schools.

Information technology stocks also weighed on returns. Detractors included wireless-product manufacturer Sierra Wireless and anti-virus software developer
McAfee (formerly known as Network Associates). Both firms issued disappointing earnings outlooks.

Despite the overall negative performance of technology stocks, the VP Capital
Appreciation team found some pockets of success. For example, Zebra Technologies was a leading contributor. Already a market leader in the barcode-printer market, Zebra has gained market share with its radio frequency identification technology. RFID uses a computer chip placed in merchandise for faster tracking and more efficient inventory management than traditional barcodes. Wal-Mart
Stores has been an enthusiastic adopter of the new technology.

The specter of rising interest rates loomed over financial stocks, and VP
Capital Appreciation's financial stake detracted from performance. New York
Community Bancorp was one setback. The banking company narrowly missed first-quarter earnings expectations, and analysts cited heavy investments in mortgage-backed securities (MBS) as the culprit.

Investments in companies that make and sell consumer staple products lifted the portfolio's performance. Whole Foods Market benefited from the country's growing appetite for healthier diets and lifestyles. Another standout was cosmetics maker Estee Lauder, which reported profit growth driven by strong sales in
Europe and the United States. Companies within the consumer discretionary sector also turned in strong results, led by casino-related stocks.

VP Capital Appreciation's health care stake bolstered returns. The biggest gains came from health care equipment and supply companies, including C.R. Bard. The company reported first-quarter profit far ahead of expectations on strong sales of its health-care products.

Looking ahead, the new VP Capital Appreciation team remains committed to
American Century's disciplined, time-tested growth investment approach that has been in place for more than thirty years. They will continue to look for companies with earnings, revenues and other key business fundamentals that are growing at an accelerating rate. They believe this process can position VP
Capital Appreciation for positive long-term performance.

TOP FIVE INDUSTRIES
AS OF JUNE 30, 2004
-------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         6/30/04              12/31/03
-------------------------------------------------------------------------------
Health Care Equipment
& Supplies                                9.7%                  3.5%
-------------------------------------------------------------------------------
Commercial Services
& Supplies                                6.3%                  6.1%
-------------------------------------------------------------------------------
Semiconductors &  Semiconductor
Equipment                                 5.6%                  6.7%
-------------------------------------------------------------------------------
Software                                  5.4%                  4.0%
-------------------------------------------------------------------------------
Health Care Providers
& Services                                5.2%                  6.0%
-------------------------------------------------------------------------------

------
4

VP Capital Appreciation - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.2%

AEROSPACE & DEFENSE -- 1.7%
--------------------------------------------------------------------------------
     18,900   General Dynamics Corp.                               $  1,876,771
--------------------------------------------------------------------------------
     41,600   L-3 Communications
              Holdings, Inc.                                          2,778,880
--------------------------------------------------------------------------------
                                                                      4,655,651
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 2.5%
--------------------------------------------------------------------------------
     19,080   EGL Inc.(1)                                               507,528
--------------------------------------------------------------------------------
     78,200   Expeditors International
              of Washington, Inc.                                     3,863,862
--------------------------------------------------------------------------------
     62,500   J.B. Hunt Transport Services, Inc.                      2,411,250
--------------------------------------------------------------------------------
                                                                      6,782,640
--------------------------------------------------------------------------------

AIRLINES -- 0.4%
--------------------------------------------------------------------------------
      8,149   Alaska Air Group Inc.(1)                                  194,517
--------------------------------------------------------------------------------
     34,100   AMR Corp.(1)                                              412,951
--------------------------------------------------------------------------------
     27,440   Continental Airlines Inc.(1)                              311,993
--------------------------------------------------------------------------------
     16,121   Frontier Airlines, Inc.(1)                                175,396
--------------------------------------------------------------------------------
                                                                      1,094,857
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 3.7%
--------------------------------------------------------------------------------
     76,000   Charles River Laboratories(1)                           3,714,120
--------------------------------------------------------------------------------
     70,100   ImClone Systems Inc.(1)                                 6,013,879
--------------------------------------------------------------------------------
     19,087   Ligand Pharmaceuticals Inc.(1)                            331,732
--------------------------------------------------------------------------------
                                                                     10,059,731
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 1.4%
--------------------------------------------------------------------------------
     91,200   Investors Financial
              Services Corporation                                    3,974,496
--------------------------------------------------------------------------------

CHEMICALS -- 0.5%
--------------------------------------------------------------------------------
     97,000   Agrium Inc.                                             1,411,350
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 0.2%
--------------------------------------------------------------------------------
     17,500   East West BanCorp, Inc.                                   537,250
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 6.3%
--------------------------------------------------------------------------------
    183,900   Copart Inc.(1)                                          4,910,130
--------------------------------------------------------------------------------
    213,700   Corinthian Colleges, Inc.(1)                            5,286,937
--------------------------------------------------------------------------------
     53,032   Education Management
              Corporation(1)                                          1,742,632
--------------------------------------------------------------------------------
     68,753   Manpower Inc.                                           3,490,590
--------------------------------------------------------------------------------
     31,400   Resources Connection, Inc.(1)                           1,228,054
--------------------------------------------------------------------------------
     27,300   Robert Half International Inc.                            812,721
--------------------------------------------------------------------------------
                                                                     17,471,064
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 2.1%
--------------------------------------------------------------------------------
     118,811   Andrew Corporation(1)                                  2,377,408
--------------------------------------------------------------------------------
      62,000   Comverse Technology, Inc.(1)                           1,236,280
--------------------------------------------------------------------------------
      97,600   Ditech Communications Corp.(1)                         2,277,984
--------------------------------------------------------------------------------
                                                                      5,891,672
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 2.4%
--------------------------------------------------------------------------------
     97,000   Capital One Financial Corp.                          $  6,632,860
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 0.9%
--------------------------------------------------------------------------------
    121,100   Smurfit-Stone
              Container Corp.(1)                                      2,415,945
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT  & INSTRUMENTS -- 3.6%
--------------------------------------------------------------------------------
     28,000   Agilent Technologies, Inc.(1)                             819,840
--------------------------------------------------------------------------------
     54,100   Arrow Electronics, Inc.(1)                              1,450,962
--------------------------------------------------------------------------------
     43,000   CDW Corp.                                               2,741,680
--------------------------------------------------------------------------------
     41,100   Flir Systems Inc.(1)                                    2,256,390
--------------------------------------------------------------------------------
     77,100   Tektronix, Inc.                                         2,622,942
--------------------------------------------------------------------------------
                                                                      9,891,814
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 3.6%
--------------------------------------------------------------------------------
     99,300   BJ Services Co.(1)                                      4,551,912
--------------------------------------------------------------------------------
     93,800   Smith International, Inc.(1)                            5,230,288
--------------------------------------------------------------------------------
                                                                      9,782,200
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 2.5%
--------------------------------------------------------------------------------
     72,100   Whole Foods Market, Inc.                                6,881,945
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
    113,902   Smithfield Foods Inc.(1)                                3,348,719
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 9.7%
--------------------------------------------------------------------------------
     35,600   Advanced Medical Optics Inc.(1)                         1,515,492
--------------------------------------------------------------------------------
    104,931   Apogent Technologies Inc.(1)                            3,357,792
--------------------------------------------------------------------------------
    101,100   Bard (C.R.), Inc.                                       5,727,315
--------------------------------------------------------------------------------
     44,500   Inamed Corp.(1)                                         2,796,825
--------------------------------------------------------------------------------
     68,700   PerkinElmer, Inc.                                       1,376,748
--------------------------------------------------------------------------------
     43,000   St. Jude Medical, Inc.(1)                               3,252,950
--------------------------------------------------------------------------------
    190,900   Thermo Electron Corp.(1)                                5,868,265
--------------------------------------------------------------------------------
     68,300   Varian Inc.(1)                                          2,878,845
--------------------------------------------------------------------------------
                                                                     26,774,232
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 5.2%
--------------------------------------------------------------------------------
     65,100   Covance Inc.(1)                                         2,511,558
--------------------------------------------------------------------------------
     69,250   Coventry Health Care Inc.(1)                            3,386,325
--------------------------------------------------------------------------------
     99,900   DaVita Inc.(1)                                          3,079,917
--------------------------------------------------------------------------------
     38,200   PacifiCare Health Systems, Inc.(1)                      1,476,812
--------------------------------------------------------------------------------
    123,905   Select Medical Corporation                              1,662,805
--------------------------------------------------------------------------------
     56,100   Triad Hospitals Inc.(1)                                 2,088,603
--------------------------------------------------------------------------------
                                                                     14,206,020
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 4.8%
--------------------------------------------------------------------------------
    112,600   Caesars Entertainment Inc.(1)                           1,689,000
--------------------------------------------------------------------------------
    245,205   Hilton Hotels Corporation                               4,575,525
--------------------------------------------------------------------------------
    112,100   Royal Caribbean Cruises Ltd.                            4,866,261
--------------------------------------------------------------------------------
     31,800   Station Casinos Inc.                                    1,539,120
--------------------------------------------------------------------------------
     21,226   WMS Industries Inc.(1)                                    632,535
--------------------------------------------------------------------------------
                                                                     13,302,441
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
5

VP Capital Appreciation - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 2.7%
--------------------------------------------------------------------------------
     36,000   Black & Decker Corporation                           $  2,236,680
--------------------------------------------------------------------------------
     30,700   Harman International
              Industries Inc.                                         2,793,700
--------------------------------------------------------------------------------
     65,897   Helen of Troy Ltd.(1)                                   2,429,622
--------------------------------------------------------------------------------
                                                                      7,460,002
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL -- 1.1%
--------------------------------------------------------------------------------
    108,900   Priceline.com Inc.(1)                                   2,932,677
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 2.1%
--------------------------------------------------------------------------------
     86,000   Ask Jeeves, Inc.(1)                                     3,356,580
--------------------------------------------------------------------------------
     38,000   Digital River Inc.(1)                                   1,239,940
--------------------------------------------------------------------------------
     32,600   Infospace Inc.(1)                                       1,240,104
--------------------------------------------------------------------------------
                                                                      5,836,624
--------------------------------------------------------------------------------

IT SERVICES -- 3.9%
--------------------------------------------------------------------------------
     49,000   Accenture Ltd. Cl A(1)                                  1,346,520
--------------------------------------------------------------------------------
     39,421   Global Payments Inc.                                    1,774,733
--------------------------------------------------------------------------------
    272,741   Sabre Holdings Corp.                                    7,557,654
--------------------------------------------------------------------------------
                                                                     10,678,907
--------------------------------------------------------------------------------

MACHINERY -- 2.4%
--------------------------------------------------------------------------------
     93,400   Deere & Co.                                             6,551,076
--------------------------------------------------------------------------------

MEDIA -- 1.0%
--------------------------------------------------------------------------------
     25,000   Getty Images Inc.(1)                                    1,500,000
--------------------------------------------------------------------------------
    124,931   Spanish Broadcasting System(1)                          1,163,108
--------------------------------------------------------------------------------
                                                                      2,663,108
--------------------------------------------------------------------------------

METALS & MINING -- 1.6%
--------------------------------------------------------------------------------
     32,500   Nucor Corp.                                             2,494,700
--------------------------------------------------------------------------------
     25,600   Phelps Dodge Corp.(1)                                   1,984,256
--------------------------------------------------------------------------------
                                                                      4,478,956
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 2.2%
--------------------------------------------------------------------------------
     33,500   Dollar General Corp.                                      655,260
--------------------------------------------------------------------------------
     89,800   Fred's Inc.                                             1,983,682
--------------------------------------------------------------------------------
     87,000   J.C. Penney Co. Inc.
              Holding Company                                         3,285,120
--------------------------------------------------------------------------------
                                                                      5,924,062
--------------------------------------------------------------------------------

OFFICE ELECTRONICS -- 1.8%
--------------------------------------------------------------------------------
     55,450   Zebra Technologies Corp. Cl A(1)                        4,824,150
--------------------------------------------------------------------------------

OIL & GAS -- 1.5%
--------------------------------------------------------------------------------
     47,606   Western Gas Resources Inc.                              1,546,243
--------------------------------------------------------------------------------
     84,757   XTO Energy Inc.                                         2,524,911
--------------------------------------------------------------------------------
                                                                      4,071,154
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 2.3%
--------------------------------------------------------------------------------
    131,000   Estee Lauder
              Companies, Inc. Cl A                                    6,390,180
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 4.1%
--------------------------------------------------------------------------------
    103,800   Elan Corp. plc ADR(1)                                $  2,568,012
--------------------------------------------------------------------------------
     86,800   Medicis Pharmaceutical
              Corp. Cl A                                              3,467,660
--------------------------------------------------------------------------------
     89,654   MGI Pharma Inc.(1)                                      2,421,555
--------------------------------------------------------------------------------
     83,000   Salix Pharmaceuticals Ltd.(1)                           2,734,850
--------------------------------------------------------------------------------
                                                                     11,192,077
--------------------------------------------------------------------------------

ROAD & RAIL -- 0.7%
--------------------------------------------------------------------------------
     47,754   Yellow Roadway Corp.(1)                                 1,903,474
--------------------------------------------------------------------------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 5.6%
--------------------------------------------------------------------------------
     71,900   Analog Devices, Inc.                                    3,385,052
--------------------------------------------------------------------------------
     73,700   ATI Technologies Inc. ADR(1)                            1,389,982
--------------------------------------------------------------------------------
     75,000   Cree Inc.(1)                                            1,746,000
--------------------------------------------------------------------------------
    275,000   National Semiconductor Corp.(1)                         6,047,250
--------------------------------------------------------------------------------
     59,000   Silicon Laboratories Inc.(1)                            2,734,650
--------------------------------------------------------------------------------
                                                                     15,302,934
--------------------------------------------------------------------------------

SOFTWARE -- 5.4%
--------------------------------------------------------------------------------
    183,900   Check Point Software
              Technologies(1)                                         4,963,461
--------------------------------------------------------------------------------
     66,000   Hyperion Solutions Corp.(1)                             2,885,520
--------------------------------------------------------------------------------
     58,500   Kronos Inc.(1)                                          2,410,200
--------------------------------------------------------------------------------
     38,000   Manhattan Associates Inc.(1)                            1,173,440
--------------------------------------------------------------------------------
     74,700   Symantec Corp.(1)                                       3,270,366
--------------------------------------------------------------------------------
                                                                     14,702,987
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 1.3%
--------------------------------------------------------------------------------
     29,800   Michaels Stores, Inc.                                   1,639,000
--------------------------------------------------------------------------------
     74,300   Pep Boys-Manny, Moe
              & Jack (The)                                            1,883,505
--------------------------------------------------------------------------------
                                                                      3,522,505
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 2.9%
--------------------------------------------------------------------------------
    144,000   Coach Inc.(1)                                           6,507,360
--------------------------------------------------------------------------------
     62,000   Quiksilver, Inc.(1)                                     1,476,220
--------------------------------------------------------------------------------
                                                                      7,983,580
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 1.9%
--------------------------------------------------------------------------------
      7,400   Doral Financial Corp.                                     255,300
--------------------------------------------------------------------------------
     61,400   PMI Group, Inc. (The)                                   2,672,128
--------------------------------------------------------------------------------
     47,000   Radian Group Inc.                                       2,251,300
--------------------------------------------------------------------------------
                                                                      5,178,728
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES -- 2.0%
--------------------------------------------------------------------------------
    164,100   Nextel Partners, Inc. Cl A(1)                           2,612,472
--------------------------------------------------------------------------------
     88,395   NII Holdings Inc. Cl B(1)                               2,978,028
--------------------------------------------------------------------------------
                                                                      5,590,500
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $241,120,174)                                                 272,302,568
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

VP Capital Appreciation - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

                                                                     Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.8%

Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations),
in a joint trading account at 1.16%,
dated 6/30/04, due 7/1/04
(Delivery value $2,200,071)
(Cost $2,200,000)                                                  $  2,200,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $243,320,174)                                                $274,502,568
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1) Non-income producing.

See Notes to Financial Statements.

------
7

Statement of Assets and Liabilities

JUNE 30, 2004 (UNAUDITED)

ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $243,320,174)                                             $274,502,568
---------------------------------------------------
Receivable for investments sold                                       6,844,700
---------------------------------------------------
Dividends and interest receivable                                        51,237
--------------------------------------------------------------------------------
                                                                    281,398,505
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                           68,323
---------------------------------------------------
Payable for investments purchased                                     6,211,972
---------------------------------------------------
Accrued management fees                                                 221,895
--------------------------------------------------------------------------------
                                                                      6,502,190
--------------------------------------------------------------------------------

NET ASSETS                                                         $274,896,315
================================================================================

CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Authorized                                                          100,000,000
================================================================================
Outstanding                                                          37,439,459
================================================================================
NET ASSET VALUE PER SHARE                                                 $7.34
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                           $ 361,117,293
---------------------------------------------------
Accumulated net investment loss                                        (894,304)
---------------------------------------------------
Accumulated net realized loss
on investment transactions                                         (116,509,068)
---------------------------------------------------
Net unrealized appreciation on investments                           31,182,394
--------------------------------------------------------------------------------
                                                                  $ 274,896,315
================================================================================

See Notes to Financial Statements.

------
8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------
Dividends                                                          $    462,598
-----------------------------------------------------
Interest                                                                 33,610
--------------------------------------------------------------------------------
                                                                        496,208
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------
Management fees                                                       1,387,444
-----------------------------------------------------
Directors' fees and expenses                                              1,839
-----------------------------------------------------
Other expenses                                                            1,229
--------------------------------------------------------------------------------
                                                                      1,390,512
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (894,304)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                         26,736,030
-----------------------------------------------------
Change in net unrealized appreciation on investments                (17,015,696)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                      9,720,334
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                          $  8,826,030
================================================================================

See Notes to Financial Statements.

------
9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                           2004           2003
------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------
Net investment loss                                   $   (894,304)   $ (1,527,716)
-----------------------------------------------
Net realized gain                                       26,736,030      14,256,208
-----------------------------------------------
Change in net unrealized appreciation                  (17,015,696)     36,463,540
------------------------------------------------------------------------------------
Net increase in net assets resulting
from operations                                          8,826,030      49,192,032
------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------
Proceeds from shares sold                               24,031,318      30,044,091
------------------------------------------------
Payments for shares redeemed                           (43,354,832)    (54,738,957)
------------------------------------------------------------------------------------
Net decrease in net assets from
capital share transactions                             (19,323,514)    (24,694,866)
------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                  (10,497,484)     24,497,166
------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------
Beginning of period                                    285,393,799     260,896,633
------------------------------------------------------------------------------------
End of period                                         $274,896,315    $285,393,799
====================================================================================

Accumulated net investment loss                          $(894,304)             --
====================================================================================

TRANSACTIONS IN SHARES OF THE FUND
------------------------------------------------------------------------------------
Sold                                                     3,316,183       4,628,342
------------------------------------------------
Redeemed                                                (5,985,419)     (8,690,299)
------------------------------------------------------------------------------------
Net decrease in shares of the fund                      (2,669,236)     (4,061,957)
====================================================================================

See Notes to Financial Statements.

------
10

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Capital Appreciation Fund (the fund)
is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is capital growth. The fund seeks to achieve its investment objective by investing primarily in common stocks that management believes will increase in value over time. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the investment manager, American Century Investment Management, Inc. (ACIM),
determines that the current market price of a security owned by a non-money market fund is not readily available, the investment manager may determine its fair value in accordance with procedures adopted by the Board of Directors if such fair value determination would materially impact a fund's net asset value.
Valuations may not be readily available if, for example: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security
(as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

                                                                    (continued)

------
11

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2003, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $143,145,097, which may be used to offset future taxable gains. The capital loss carryovers consist of $99,191,747 expiring in 2009 and $43,953,350 expiring in 2010.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on the fund's average daily closing net assets during the previous month.

The annual management fee schedule for the fund is as follows:

--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $500 million                                                   1.00%
--------------------------------------------------------------------------------
Next $500 million                                                    0.95%
--------------------------------------------------------------------------------
Over $1 billion                                                      0.90%
--------------------------------------------------------------------------------

The effective annual management fee for the six months ended June 30, 2004 was 1.00%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century
Investment Services, Inc., and the corporation's transfer agent, American
Century Services Corporation.

During the six months ended June 30, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM.

                                                                    (continued)

------
12

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2004, were $382,808,248 and $397,870,284, respectively.

As of June 30, 2004, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $243,420,194
================================================================================
Gross tax appreciation of investments                              $34,202,918
-------------------------------------------------
Gross tax depreciation of investments                               (3,120,544)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $31,082,374
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB.  The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2004.

------
13

VP Capital Appreciation -  Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
------------------------------------------------------------------------------------------------------
                                                              CLASS I
------------------------------------------------------------------------------------------------------
                                        2004(1)     2003      2002      2001        2000       1999
------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period     $7.12     $5.91     $7.50     $15.78      $14.84      $9.02
------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Loss                    (0.02)    (0.04)    (0.04)     (0.03)      (0.05)     (0.05)
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  0.24      1.25     (1.55)     (3.64)       1.47       5.87
------------------------------------------------------------------------------------------------------
  Total From Investment Operations        0.22      1.21     (1.59)     (3.67)       1.42       5.82
------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Realized Gains                   --        --        --      (4.61)      (0.48)        --
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $7.34     $7.12     $5.91      $7.50      $15.78     $14.84
======================================================================================================
  TOTAL RETURN(2)                         3.09%    20.47%   (21.20)%   (28.07)%      9.03%     64.52%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                  1.00%(3)     1.00%      1.00%      1.00%      0.98%      1.00%
-----------------------------------
Ratio of Net Investment Loss
to Average Net Assets                (0.64)%(3)   (0.58)%    (0.55)%    (0.35)%    (0.31)%    (0.41)%
-----------------------------------
Portfolio Turnover Rate                    141%      150%       124%       149%       128%       119%
-----------------------------------
Net Assets, End of Period
(in thousands)                         $274,896  $285,394   $260,897   $401,812   $716,855   $607,263
------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements.

------
14

Additional Information

INDEX DEFINITION

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap
Index companies (the 800 smallest of the 1,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

PROXY VOTING GUIDELINES

American Century Investment  Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov.

------
15

Notes

------
16

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

0408                                 American Century Investment Services, Inc.
SH-SAN-38969                      (c)2004 American Century Services Corporation

[front cover]

JUNE 30, 2004

American Century Variable Portfolios
Semiannual Report

[photos]

VP Income & Growth Fund

                                 [american century logo and text logo (reg.tm)]

[inside front cover - blank]

[inside front cover]

VP INCOME & GROWTH

FINANCIAL STATEMENTS

OTHER INFORMATION
Share Class Information . . . . . . . . . . . . . . . . . . . . . . . . . . .19
Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . . 20

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Income & Growth - Performance

TOTAL RETURNS AS OF JUNE 30, 2004
                                           ----------------------
                                           AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE        INCEPTION
                             1 YEAR        5 YEARS      INCEPTION         DATE
--------------------------------------------------------------------------------
CLASS I                      21.02%        -0.75%         5.68%         10/30/97
--------------------------------------------------------------------------------
S&P 500 INDEX                19.11%        -2.20%         5.09%            --
--------------------------------------------------------------------------------
Class II                     20.93%          --           5.38%          5/1/02
--------------------------------------------------------------------------------
Class III                    21.02%          --          11.40%         6/26/02
--------------------------------------------------------------------------------

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
2

VP Income & Growth - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made October 30, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended June 30
--------------------------------------------------------------------------------
                     1998*    1999    2000      2001      2002    2003     2004
--------------------------------------------------------------------------------
Class I             26.63%   18.54%   3.68%   -10.84%   -14.54%   0.71%   21.02%
--------------------------------------------------------------------------------
S&P 500 Index       26.79%   22.76%   7.25%   -14.83%   -17.99%   0.25%   19.11%
--------------------------------------------------------------------------------
*From 10/30/97, the class's inception date, to 6/30/98. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

VP Income & Growth - Portfolio Commentary

BY JOHN SCHNIEDWIND, KURT BORGWARDT, ZILI ZHANG, AND VIVIENNE HSU

PERFORMANCE SUMMARY

VP Income & Growth posted a total return of 4.81%* for the first half of 2004, compared with the 3.44% return of its benchmark index, the S&P 500. As the table on page 2 illustrates, the portfolio has also outperformed the index over longer periods of time.

STOCK MARKET REVIEW

On the heels of its strong performance in 2003, the U.S. stock market posted positive results in the first half of 2004. The economic environment remained favorable for stocks--the economy (as measured by gross domestic product) grew at a 4.5% annual rate in the first quarter of the year, and job growth rebounded sharply during the second quarter. The earnings of S&P 500 companies surged by
27% in the first quarter--the third consecutive quarter of earnings growth above
20%--and second-quarter profits are on track to extend that streak to four straight quarters.

However, these positive influences were tempered by concerns about higher inflation, rising oil prices, terrorism, and violence in Iraq. In addition, the
Federal Reserve enacted its first interest rate hike in more than four years on
June 30, raising its federal funds rate target from 1% to 1.25%.

As a result, the major U.S. stock indices posted single-digit returns during the first six months of 2004. Two trends from 2003 continued in the first half of this year--small-cap stocks led the market's advance, while value stocks generally outperformed growth. Every sector of the S&P 500 gained during the six-month period, but the best performers were energy, industrials, and consumer staples; lagging sectors included information technology, materials, and consumer discretionary.

PORTFOLIO OVERVIEW

Although the portfolio's value orientation contributed favorably to results, stock selection was the key to VP Income & Growth's outperformance of the S&P
500. The utilities and consumer staples sectors provided the greatest contribution to fund results.

In the utilities sector, electric utilities were the best performers. Two of VP
Income & Growth's top five contributors to performance, on both an absolute and relative basis, were overweights TXU and Edison International. TXU,

TOP TEN HOLDINGS
AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                        % OF PORTFOLIO         % OF PORTFOLIO
                                          INVESTMENTS            INVESTMENTS
                                             AS OF                  AS OF
                                            6/30/04               12/31/03
--------------------------------------------------------------------------------
Bank of America Corp.                        4.5%                   4.1%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                          4.5%                   2.5%
--------------------------------------------------------------------------------
Citigroup Inc.                               4.1%                   3.3%
--------------------------------------------------------------------------------
J.P. Morgan Chase
& Co.                                        3.2%                   2.4%
--------------------------------------------------------------------------------
Johnson & Johnson                            3.1%                   1.4%
--------------------------------------------------------------------------------
Microsoft Corporation                        3.1%                   2.6%
--------------------------------------------------------------------------------
International Business
Machines Corp.                               2.5%                   1.4%
--------------------------------------------------------------------------------
Intel Corp.                                  2.5%                   3.9%
--------------------------------------------------------------------------------
Ace, Ltd.                                    2.4%                   0.9%
--------------------------------------------------------------------------------
Edison International                         2.3%                   1.5%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Class I shares.

                                                                    (continued)

------
4

VP Income & Growth - Portfolio Commentary

the largest electricity supplier in Texas, rose sharply as a new management team worked to reduce debt and increase earnings through asset sales and cost-cutting measures. Edison reported significantly better-than-expected profits in the first quarter.

Stock picks in the consumer staples sector also fared well. One of the top contributors to relative performance was Tyson Foods, a stock not represented in the S&P 500. Tyson, one of the largest meat producers in the country, soared thanks in part to increased demand sparked by the low-carbohydrate diet craze.
Another top contributor was RJ Reynolds Tobacco, which surged after gaining FTC approval for its merger with Brown & Williamson.

Other sectors that contributed positively to relative performance included materials and energy. In the materials sector, the portfolio benefited from an overweight position in chemicals company Monsanto, which reported increased sales of its herbicide products. Rising oil prices boosted the energy sector;
two of VP Income & Growth's biggest energy overweights, Sunoco and top-ten holding ChevronTexaco, were among the top contributors to performance.

Three key sectors detracted from relative performance--information technology, health care, and industrials. The information technology sector contained the biggest individual detractor from portfolio performance--Intel, which reported disappointing first-quarter earnings. Beyond Intel, the culprits were primarily stocks in the S&P 500 that performed well but were underrepresented in the portfolio, including Yahoo! and QUALCOMM.

VP Income & Growth's biggest relative detractors in the industrials sector were also underweights that posted strong results, such as General Electric and
Boeing. In the health care sector, the portfolio's worst performers included pharmaceuticals giant Bristol-Myers Squibb, which reduced 2004 profit guidance, and health care services provider Health Net, which fell after a weak first-quarter earnings report.

As always, we will continue to seek stocks that we believe have an attractive combination of value and growth potential, while attempting to balance the portfolio's risk and expected return.

VP INCOME & GROWTH'S FIVE LARGEST
OVERWEIGHTS AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                            % OF                   % OF
                                         PORTFOLIO'S              S&P 500
                                           STOCKS                  INDEX
--------------------------------------------------------------------------------
ChevronTexaco Corp.                         4.54%                  0.95%
--------------------------------------------------------------------------------
Bank of America Corp.                       4.55%                  1.62%
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                     3.18%                  0.76%
--------------------------------------------------------------------------------
Ace, Ltd.                                   2.44%                  0.11%
--------------------------------------------------------------------------------
Edison International                        2.28%                  0.08%
--------------------------------------------------------------------------------

VP INCOME & GROWTH'S FIVE LARGEST
UNDERWEIGHTS AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                            % OF                   % OF
                                         PORTFOLIO'S              S&P 500
                                           STOCKS                  INDEX
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           0.22%                  2.73%
--------------------------------------------------------------------------------
General Electric Co.                        0.81%                  3.22%
--------------------------------------------------------------------------------
Wal-Mart Stores Inc.                         --                    2.13%
--------------------------------------------------------------------------------
American International
Group, Inc.                                  --                    1.75%
--------------------------------------------------------------------------------
Coca-Cola Company
(The)                                        --                    1.16%
--------------------------------------------------------------------------------

------
5

VP Income & Growth - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.0%

AEROSPACE & DEFENSE -- 0.3%
--------------------------------------------------------------------------------
           28,541  Boeing Co.                                      $  1,458,159
--------------------------------------------------------------------------------
            6,106  General Dynamics Corp.                               606,326
--------------------------------------------------------------------------------
                                                                      2,064,485
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 1.0%
--------------------------------------------------------------------------------
           21,846  FedEx Corporation                                  1,784,600
--------------------------------------------------------------------------------
           81,324  United Parcel Service, Inc. Cl B                   6,113,125
--------------------------------------------------------------------------------
                                                                      7,897,725
--------------------------------------------------------------------------------
AIRLINES -- 0.2%
--------------------------------------------------------------------------------
           20,400  Delta Air Lines Inc.(1)                              145,248
--------------------------------------------------------------------------------
           64,039  Southwest Airlines Co.                             1,073,934
--------------------------------------------------------------------------------
                                                                      1,219,182
--------------------------------------------------------------------------------
AUTOMOBILES -- 2.2%
--------------------------------------------------------------------------------
        1,116,479  Ford Motor Company                                17,472,896
--------------------------------------------------------------------------------
BEVERAGES -- 1.7%
--------------------------------------------------------------------------------
          143,903  Adolph Coors Company Cl B                         10,409,943
--------------------------------------------------------------------------------
           95,741  Coca-Cola Enterprises                              2,775,532
--------------------------------------------------------------------------------
                                                                     13,185,475
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.8%
--------------------------------------------------------------------------------
          108,047  Amgen Inc.(1)                                      5,896,125
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 3.3%
--------------------------------------------------------------------------------
          639,126  J.P. Morgan Chase & Co.                           24,778,915
--------------------------------------------------------------------------------
           23,519  Morgan Stanley                                     1,241,098
--------------------------------------------------------------------------------
                                                                     26,020,013
--------------------------------------------------------------------------------
CHEMICALS -- 2.1%
--------------------------------------------------------------------------------
          435,867  Monsanto Co.                                      16,780,880
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 6.2%
--------------------------------------------------------------------------------
          419,337  Bank of America Corp.                             35,484,297
--------------------------------------------------------------------------------
           24,655  National City Corp.                                  863,172
--------------------------------------------------------------------------------
          177,864  Wachovia Corp.                                     7,914,948
--------------------------------------------------------------------------------
           70,676  Wells Fargo & Co.                                  4,044,787
--------------------------------------------------------------------------------
                                                                     48,307,204
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
--------------------------------------------------------------------------------
          157,824  Cendant Corporation                                3,863,532
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.1%
--------------------------------------------------------------------------------
           90,102  Aspect Communications
                   Corporation(1)                                     1,279,448
--------------------------------------------------------------------------------
          138,963  Cisco Systems Inc.(1)                              3,293,423
--------------------------------------------------------------------------------
           24,804  Harris Corp.                                       1,258,803
--------------------------------------------------------------------------------
          593,694  Motorola, Inc.                                    10,834,916
--------------------------------------------------------------------------------
                                                                     16,666,590
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 3.9%
--------------------------------------------------------------------------------
          494,957  Hewlett-Packard Co.                               10,443,593
--------------------------------------------------------------------------------
          225,226  International Business
                   Machines Corp.                                    19,853,672
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           19,200  Storage Technology Corp.(1)                     $    556,800
--------------------------------------------------------------------------------
                                                                     30,854,065
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 4.1%
--------------------------------------------------------------------------------
          688,680  Citigroup Inc.                                    32,023,620
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.7%
--------------------------------------------------------------------------------
          112,900  ALLTEL Corp.                                       5,714,998
--------------------------------------------------------------------------------
           62,290  AT&T Corp.                                           911,303
--------------------------------------------------------------------------------
          269,353  BellSouth Corp.                                    7,062,436
--------------------------------------------------------------------------------
          242,089  SBC Communications Inc.                            5,870,658
--------------------------------------------------------------------------------
           95,043  Sprint Corp.                                       1,672,757
--------------------------------------------------------------------------------
          206,607  Verizon Communications                             7,477,107
--------------------------------------------------------------------------------
                                                                     28,709,259
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 4.5%
--------------------------------------------------------------------------------
          444,414  CenterPoint Energy, Inc.                           5,110,761
--------------------------------------------------------------------------------
          695,716  Edison International                              17,789,457
--------------------------------------------------------------------------------
          122,934  Great Plains Energy Inc.                           3,651,140
--------------------------------------------------------------------------------
           78,742  OGE Energy Corp.                                   2,005,559
--------------------------------------------------------------------------------
           25,207  PG&E Corp.(1)                                        704,284
--------------------------------------------------------------------------------
          148,816  TXU Corp.                                          6,028,536
--------------------------------------------------------------------------------
                                                                     35,289,737
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.3%
--------------------------------------------------------------------------------
          224,116  Arrow Electronics, Inc.(1)                         6,010,790
--------------------------------------------------------------------------------
          122,875  Avnet Inc.(1)                                      2,789,263
--------------------------------------------------------------------------------
           88,658  Sanmina-SCI Corp.(1)                                 806,788
--------------------------------------------------------------------------------
            7,808  Tech Data Corp.(1)                                   305,527
--------------------------------------------------------------------------------
                                                                      9,912,368
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.2%
--------------------------------------------------------------------------------
          305,597  Supervalu Inc.                                     9,354,324
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.7%
--------------------------------------------------------------------------------
          104,092  Corn Products International Inc.                   4,845,483
--------------------------------------------------------------------------------
          395,231  Tyson Foods, Inc. Cl A                             8,280,089
--------------------------------------------------------------------------------
                                                                     13,125,572
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.1%
--------------------------------------------------------------------------------
           35,421  UGI Corp.                                          1,137,014
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
--------------------------------------------------------------------------------
           88,631  Applera Corporation-Applied
                   Biosystems Group                                   1,927,724
--------------------------------------------------------------------------------
           93,593  Becton Dickinson & Co.                             4,848,118
--------------------------------------------------------------------------------
                                                                      6,775,842
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.6%
--------------------------------------------------------------------------------
          193,739  AmerisourceBergen Corp.                           11,581,718
--------------------------------------------------------------------------------
           39,847  Humana Inc.(1)                                       673,414
--------------------------------------------------------------------------------
                                                                     12,255,132
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.3%
--------------------------------------------------------------------------------
           95,140  McDonald's Corporation                             2,473,640
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

VP Income & Growth - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.0%
--------------------------------------------------------------------------------
           70,967  Black & Decker Corporation                      $  4,409,179
--------------------------------------------------------------------------------
           43,236  KB Home                                            2,967,287
--------------------------------------------------------------------------------
              875  NVR, Inc.(1)                                         423,675
--------------------------------------------------------------------------------
                                                                      7,800,141
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 2.7%
--------------------------------------------------------------------------------
           96,526  Kimberly-Clark Corp.                               6,359,133
--------------------------------------------------------------------------------
          271,804  Procter & Gamble Co. (The)                        14,797,010
--------------------------------------------------------------------------------
                                                                     21,156,143
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.4%
--------------------------------------------------------------------------------
          194,910  General Electric Co.                               6,315,084
--------------------------------------------------------------------------------
          151,094  Tyco International Ltd.                            5,007,255
--------------------------------------------------------------------------------
                                                                     11,322,339
--------------------------------------------------------------------------------
INSURANCE -- 6.0%
--------------------------------------------------------------------------------
          449,052  Ace, Ltd.                                         18,985,919
--------------------------------------------------------------------------------
           49,627  Allstate Corp.                                     2,310,137
--------------------------------------------------------------------------------
           42,589  American Financial Group, Inc.                     1,301,946
--------------------------------------------------------------------------------
           65,138  AmerUs Group Co.                                   2,696,713
--------------------------------------------------------------------------------
          112,985  AON Corp.                                          3,216,683
--------------------------------------------------------------------------------
          211,173  Berkley (W.R.) Corp.                               9,069,880
--------------------------------------------------------------------------------
           28,442  Fidelity National Financial, Inc.                  1,062,024
--------------------------------------------------------------------------------
          266,562  First American Financial Corp.
                   (The)                                              6,901,290
--------------------------------------------------------------------------------
           24,080  Protective Life Corporation                          931,174
--------------------------------------------------------------------------------
            6,709  St. Paul Companies, Inc.                             271,983
--------------------------------------------------------------------------------
                                                                     46,747,749
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.5%
--------------------------------------------------------------------------------
          445,325  Earthlink Inc.(1)                                  4,609,114
--------------------------------------------------------------------------------
          170,349  United Online, Inc.(1)                             2,999,846
--------------------------------------------------------------------------------
          188,677  VeriSign, Inc.(1)                                  3,754,672
--------------------------------------------------------------------------------
                                                                     11,363,632
--------------------------------------------------------------------------------
IT SERVICES -- 1.2%
--------------------------------------------------------------------------------
           24,926  Acxiom Corp.                                         618,913
--------------------------------------------------------------------------------
           30,431  Checkfree Corp.(1)                                   912,930
--------------------------------------------------------------------------------
          171,926  Computer Sciences Corp.(1)                         7,982,524
--------------------------------------------------------------------------------
                                                                      9,514,367
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 1.9%
--------------------------------------------------------------------------------
          544,206  Eastman Kodak Co.                                 14,682,678
--------------------------------------------------------------------------------
MEDIA -- 4.0%
--------------------------------------------------------------------------------
          434,461  Disney (Walt) Co.                                 11,074,411
--------------------------------------------------------------------------------
          118,923  PanAmSat Corp.(1)                                  2,761,392
--------------------------------------------------------------------------------
          182,763  Regal Entertainment Group                          3,308,010
--------------------------------------------------------------------------------
          805,933  Time Warner Inc.(1)                               14,168,302
--------------------------------------------------------------------------------
                                                                     31,312,115
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 0.3%
--------------------------------------------------------------------------------
           41,503  Constellation Energy Group Inc.                 $  1,572,964
--------------------------------------------------------------------------------
           21,661  National Fuel Gas Co.                                541,525
--------------------------------------------------------------------------------
                                                                      2,114,489
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 3.3%
--------------------------------------------------------------------------------
          301,400  Federated Department Stores,
                   Inc.                                              14,798,740
--------------------------------------------------------------------------------
          405,341  May Department Stores Co.
                   (The)                                             11,142,824
--------------------------------------------------------------------------------
                                                                     25,941,564
--------------------------------------------------------------------------------
OIL & GAS -- 7.1%
--------------------------------------------------------------------------------
          376,211  ChevronTexaco Corp.                               35,405,218
--------------------------------------------------------------------------------
           97,342  ConocoPhillips                                     7,426,221
--------------------------------------------------------------------------------
           39,171  Exxon Mobil Corp.                                  1,739,584
--------------------------------------------------------------------------------
          154,354  Sunoco, Inc.                                       9,820,001
--------------------------------------------------------------------------------
           32,246  Valero Energy Corp.                                2,378,465
--------------------------------------------------------------------------------
                                                                     56,769,489
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.3%
--------------------------------------------------------------------------------
          104,835  Georgia-Pacific Corp.                              3,876,798
--------------------------------------------------------------------------------
          126,859  Louisiana-Pacific Corp.                            3,000,215
--------------------------------------------------------------------------------
           79,706  Potlatch Corp.                                     3,318,958
--------------------------------------------------------------------------------
                                                                     10,195,971
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 8.2%
--------------------------------------------------------------------------------
          454,038  Bristol-Myers Squibb Co.                          11,123,931
--------------------------------------------------------------------------------
          439,579  Johnson & Johnson                                 24,484,549
--------------------------------------------------------------------------------
          273,748  Merck & Co., Inc.                                 13,003,030
--------------------------------------------------------------------------------
          473,582  Pfizer, Inc.                                      16,234,391
--------------------------------------------------------------------------------
                                                                     64,845,901
--------------------------------------------------------------------------------
REAL ESTATE -- 2.2%
--------------------------------------------------------------------------------
          146,840  CBL & Associates Properties,
                   Inc.                                               8,076,201
--------------------------------------------------------------------------------
           25,393  Colonial Properties Trust                            978,392
--------------------------------------------------------------------------------
          197,501  Equity Office Properties Trust                     5,372,027
--------------------------------------------------------------------------------
           40,324  Plum Creek Timber Co. Inc.                         1,313,756
--------------------------------------------------------------------------------
           39,981  Rayonier, Inc.                                     1,777,155
--------------------------------------------------------------------------------
                                                                     17,517,531
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.4%
--------------------------------------------------------------------------------
           27,756  Burlington Northern Santa Fe
                   Corp.                                                973,403
--------------------------------------------------------------------------------
           15,300  CSX Corporation                                      501,381
--------------------------------------------------------------------------------
           27,750  Norfolk Southern Corp.                               735,930
--------------------------------------------------------------------------------
           19,579  Union Pacific Corp.                                1,163,971
--------------------------------------------------------------------------------
                                                                      3,374,685
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

VP Income & Growth - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR  EQUIPMENT -- 2.7%
--------------------------------------------------------------------------------
          713,468  Intel Corp.                                     $ 19,691,716
--------------------------------------------------------------------------------
           49,881  Texas Instruments Inc.                             1,206,123
--------------------------------------------------------------------------------
                                                                     20,897,839
--------------------------------------------------------------------------------
SOFTWARE -- 3.1%
--------------------------------------------------------------------------------
          844,089  Microsoft Corporation                             24,107,182
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.5%
--------------------------------------------------------------------------------
          192,087  Barnes & Noble Inc.(1)                             6,527,116
--------------------------------------------------------------------------------
          342,149  Blockbuster Inc.                                   5,193,822
--------------------------------------------------------------------------------
            5,800  Borders Group Inc.                                   135,952
--------------------------------------------------------------------------------
           10,900  Gap, Inc. (The)                                      264,325
--------------------------------------------------------------------------------
           47,835  Rent-A-Center Inc.(1)                              1,431,702
--------------------------------------------------------------------------------
          147,582  Sherwin-Williams Co.                               6,132,032
--------------------------------------------------------------------------------
                                                                     19,684,949
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.3%
--------------------------------------------------------------------------------
          137,305  Countrywide Financial
                   Corporation                                        9,645,676
--------------------------------------------------------------------------------
           19,166  Flagstar Bancorp Inc.                                381,020
--------------------------------------------------------------------------------
                                                                     10,026,696
--------------------------------------------------------------------------------
TOBACCO -- 2.8%
--------------------------------------------------------------------------------
          143,325  Altria Group Inc.                                  7,173,416
--------------------------------------------------------------------------------
          218,424  R.J. Reynolds Tobacco
                   Holdings, Inc.                                    14,763,278
--------------------------------------------------------------------------------
                                                                     21,936,694
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
--------------------------------------------------------------------------------
          104,221  Nextel Communications, Inc.(1)                     2,778,532
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $672,450,792)                                                 775,375,366
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 0.5%

AUTOMOBILES -- 0.3%
--------------------------------------------------------------------------------
           26,552  Ford Motor Company Capital
                   Trust II, 6.50%, 1/15/32                        $  1,453,988
--------------------------------------------------------------------------------
           33,900  General Motors Corp., Series B,
                   5.25%, 3/6/32                                        837,669
--------------------------------------------------------------------------------
                                                                      2,291,657
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.2%
--------------------------------------------------------------------------------
           11,500  Xerox Corp., 6.25%, 7/1/06                         1,522,600
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,290,136)                                                     3,814,257
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.5%

Repurchase Agreement, Merrill Lynch & Co.,
Inc., (U.S. Treasury obligations), in a joint
trading account at 1.10%, dated 6/30/04,
due 7/1/04 (Delivery value $1,000,031)                                1,000,000
--------------------------------------------------------------------------------
Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a joint trading
account at 1.16%, dated 6/30/04, due
7/1/04 (Delivery value $3,000,097)                                    3,000,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $4,000,000)                                                     4,000,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $679,740,928)                                                $783,189,623
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

See Notes to Financial Statements.

------
8

Statement of Assets and Liabilities

JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $679,740,928)             $783,189,623
------------------------------------------------------------
Receivable for investments sold                                       6,991,934
------------------------------------------------------------
Dividends and interest receivable                                     1,594,775
--------------------------------------------------------------------------------
                                                                    791,776,332
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                        6,276,268
------------------------------------------------------------
Payable for investments purchased                                     8,214,531
------------------------------------------------------------
Accrued management fees                                                 441,015
------------------------------------------------------------
Distribution fees payable                                                 4,477
--------------------------------------------------------------------------------
                                                                     14,936,291
--------------------------------------------------------------------------------
NET ASSETS                                                         $776,840,041
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $803,815,144
------------------------------------------------------------
Undistributed net investment income                                   6,947,024
------------------------------------------------------------
Accumulated net realized loss on investment transactions           (137,370,822)
------------------------------------------------------------
Net unrealized appreciation on investments                          103,448,695
--------------------------------------------------------------------------------
                                                                   $776,840,041
================================================================================
CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $751,463,152
------------------------------------------------------------
Shares outstanding                                                  110,615,748
------------------------------------------------------------
Net asset value per share                                                 $6.79
--------------------------------------------------------------------------------
CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $22,197,697
------------------------------------------------------------
Shares outstanding                                                    3,269,567
------------------------------------------------------------
Net asset value per share                                                 $6.79
--------------------------------------------------------------------------------
CLASS III, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $3,179,192
------------------------------------------------------------
Shares outstanding                                                      467,977
------------------------------------------------------------
Net asset value per share                                                 $6.79
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
------------------------------------------------------------
Dividends                                                          $  9,851,574
------------------------------------------------------------
Interest                                                                  9,860
--------------------------------------------------------------------------------
                                                                      9,861,434
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------------------------
Management fees                                                       2,868,571
------------------------------------------------------------
Distribution fees -- Class II                                            23,736
------------------------------------------------------------
Directors' fees and expenses                                              5,560
------------------------------------------------------------
Other expenses                                                            4,843
--------------------------------------------------------------------------------
                                                                      2,902,710
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 6,958,724
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                         48,612,849
------------------------------------------------------------
Change in net unrealized appreciation on investments                (18,499,882)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      30,112,967
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 37,071,691
================================================================================

See Notes to Financial Statements.

------
10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                     2004             2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                            $  6,958,724      $ 12,156,233
--------------------------------------------
Net realized gain (loss)                           48,612,849       (11,367,334)
--------------------------------------------
Change in net unrealized appreciation             (18,499,882)      181,109,271
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                          37,071,691       181,898,170
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
--------------------------------------------
  Class I                                         (11,852,776)       (8,491,082)
--------------------------------------------
  Class II                                           (215,506)          (31,221)
--------------------------------------------
  Class III                                           (31,257)           (2,354)
--------------------------------------------------------------------------------
Decrease in net assets from distributions         (12,099,539)       (8,524,657)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                   (90,955,321)       53,116,710
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS             (65,983,169)      226,490,223

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                               842,823,210       616,332,987
--------------------------------------------------------------------------------
End of period                                    $776,840,041      $842,823,210
================================================================================

Undistributed net investment income                $6,947,024       $12,087,839
================================================================================

See Notes to Financial Statements.

------
11

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is capital growth. Income is a secondary objective. The fund pursues its objective through investing in common stocks. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II, and Class
III. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS--Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the investment manager, American Century Investment Management, Inc. (ACIM),
determines that the current market price of a security owned by a non-money market fund is not readily available, the investment manager may determine its fair value in accordance with procedures adopted by the Board of Directors if such fair value determination would materially impact a fund's net asset value.
Valuations may not be readily available if, for example: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security
(as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

                                                                    (continued)

------
12

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2003, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $158,896,405, which may be used to offset future taxable gains. The capital loss carryovers consist of $642,189,
$4,411,767, $25,558,548, $63,380,953, $48,053,161, and $16,849,787 which expire in 2006, 2007, 2008, 2009, 2010, and 2011, respectively.

The fund has elected to treat $1,891,109 of net capital losses incurred in the two-month period ended December 31, 2003, as having been incurred in the following fiscal year for federal income tax purposes.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month. The annual management fee for Class I, Class II, and Class III is 0.70%.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed daily and paid monthly in arrears based on the Class II average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

                                                                    (continued)

------
13

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

During the six months ended June 30, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2004, were $305,180,482 and $396,520,178, respectively.

For the six months ended June 30, 2004, the fund incurred net realized losses of
$4,773,609 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

As of June 30, 2004, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $704,937,175
================================================================================
Gross tax appreciation of investments                              $106,841,351
-----------------------------------------
Gross tax depreciation of investments                               (28,588,903)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $ 78,252,448
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004

SHARES AUTHORIZED                             300,000,000
================================================================================
Sold                                            9,277,798      $  61,968,151
------------------------------------------
Issued in reinvestment of distributions         1,763,806         11,852,776
------------------------------------------
Redeemed                                      (26,249,510)      (173,409,361)
--------------------------------------------------------------------------------
Net decrease                                  (15,207,906)     $ (99,588,434)
================================================================================
YEAR ENDED DECEMBER 31, 2003

SHARES AUTHORIZED                             300,000,000
================================================================================
Sold                                           39,038,698      $ 219,665,888
------------------------------------------
Issued in reinvestment of distributions         1,833,927          8,491,082
------------------------------------------
Redeemed                                      (34,104,661)      (187,106,334)
--------------------------------------------------------------------------------
Net increase                                    6,767,964      $  41,050,636
================================================================================

                                                                    (continued)

------
14

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS II
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004

SHARES AUTHORIZED                              50,000,000
================================================================================
Sold                                            1,256,437        $ 8,396,002
------------------------------------------
Issued in reinvestment of distributions            32,069            215,506
------------------------------------------
Redeemed                                        (209,960)         (1,406,093)
--------------------------------------------------------------------------------
Net increase                                    1,078,546        $ 7,205,415
================================================================================
YEAR ENDED DECEMBER 31, 2003

SHARES AUTHORIZED                             100,000,000
================================================================================
Sold                                            2,061,790        $12,010,012
------------------------------------------
Issued in reinvestment of distributions             6,743             31,221
------------------------------------------
Redeemed                                        (174,961)         (1,021,817)
--------------------------------------------------------------------------------
Net increase                                    1,893,572        $11,019,416
================================================================================
CLASS III
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004

SHARES AUTHORIZED                              50,000,000
================================================================================
Sold                                              242,953         $1,620,328
------------------------------------------
Issued in reinvestment of distributions             4,651             31,257
------------------------------------------
Redeemed                                         (33,620)           (223,887)(1)
--------------------------------------------------------------------------------
Net increase                                      213,984         $1,427,698
================================================================================
YEAR ENDED DECEMBER 31, 2003

SHARES AUTHORIZED                             100,000,000
================================================================================
Sold                                              329,364         $1,907,307
------------------------------------------
Issued in reinvestment of distributions               508              2,354
------------------------------------------
Redeemed                                        (148,808)           (863,003)(2)
--------------------------------------------------------------------------------
Net increase                                      181,064         $1,046,658
================================================================================

(1) No redemption fees were incurred.

(2) Net of redemption fees of $3,336.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2004.

------
15

VP Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                              CLASS I
----------------------------------------------------------------------------------------------------
                                 2004(1)      2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $6.57       $5.16       $6.46       $7.11       $8.00       $6.78
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment Income           0.06(2)     0.10(2)     0.08(2)     0.06        0.05        0.08(2)
----------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.26        1.38       (1.32)      (0.65)      (0.90)       1.14
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.32        1.48       (1.24)      (0.59)      (0.85)       1.22
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.10)      (0.07)      (0.06)      (0.06)      (0.04)       --(3)
----------------------------------------------------------------------------------------------------
  Redemption Fees(4)               --         --(3)       --(3)        --          --          --
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $6.79       $6.57       $5.16       $6.46       $7.11       $8.00
====================================================================================================
  TOTAL RETURN(5)                 4.81%      29.35%     (19.37)%     (8.35)%    (10.62)%     18.02%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.70%(6)      0.70%       0.70%       0.70%       0.70%       0.70%
----------------------------
Ratio of Net
Investment Income
to Average Net Assets           1.71%(6)      1.78%       1.32%       1.05%       0.93%       1.09%
----------------------------
Portfolio Turnover Rate            37%         71%         72%         56%         58%         50%
----------------------------
Net Assets, End of Period
(in thousands)                  $751,463    $826,785    $614,424    $701,274    $648,120    $459,110
----------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Redemption fees may be charged on redemption of Class III shares. Periods prior to the commencement of sale of Class III shares did not incur any redemption fees. Computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
16

VP Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           CLASS II
--------------------------------------------------------------------------------
                                                2004(1)      2003       2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $6.56       $5.15       $6.22
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income(3)                       0.05        0.09        0.05
---------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                    0.26        1.39       (1.12)
--------------------------------------------------------------------------------
  Total From Investment Operations               0.31        1.48       (1.07)
--------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income                    (0.08)      (0.07)        --
--------------------------------------------------------------------------------
  Redemption Fees(4)                              --         --(5)       --(5)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                   $6.79       $6.56       $5.15
================================================================================
  TOTAL RETURN(6)                                4.71%      29.19%     (17.20)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          0.95%(7)      0.95%     0.95%(7)
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          1.46%(7)      1.53%     1.42%(7)
---------------------------------------
Portfolio Turnover Rate                           37%         71%       72%(8)
---------------------------------------
Net Assets, End of Period
(in thousands)                                  $22,198     $14,370     $1,533
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) May 1, 2002 (commencement of sale) through December 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Redemption fees may be charged on redemption of Class III shares. Periods prior to the commencement of sale of Class III shares did not incur any redemption fees. Computed using average shares outstanding throughout the period.

(5) Per-share amount was less than $0.005.

(6) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(7) Annualized.

(8) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
17

VP Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                          CLASS III
--------------------------------------------------------------------------------
                                                2004(1)      2003       2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $6.57       $5.16       $5.63
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income(3)                       0.06        0.11        0.04
---------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                    0.26        1.37       (0.51)
--------------------------------------------------------------------------------
  Total From Investment Operations               0.32        1.48       (0.47)
--------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income                    (0.10)      (0.07)        --
--------------------------------------------------------------------------------
  Redemption Fees(3)                              --         --(4)       --(4)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                  $6.79       $6.57       $5.16
================================================================================
  TOTAL RETURN(5)                                4.81%      29.35%      (8.35)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          0.70%(6)      0.70%     0.70%(6)
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          1.71%(6)      1.78%     1.63%(6)
---------------------------------------
Portfolio Turnover Rate                           37%         71%       72%(7)
---------------------------------------
Net Assets, End of Period
(in thousands)                                  $3,179      $1,669       $376
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) June 26, 2002 (commencement of sale) through December 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
18

Share Class Information

Three classes of shares are authorized for sale by the fund: Class I, Class II, and Class III.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of fund shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of the Class I shares.

CLASS III shares are sold through insurance company separate accounts. Class III shareholders do not pay any commissions or other fees to American Century for the purchase of fund shares. However, Class III shares have a 1.00% redemption fee for shares that are redeemed or exchanged within 60 days of purchase.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------
19

Additional Information

INDEX DEFINITION

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

------
20

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

0408                                  American Century Investment Services, Inc.
SH-SAN-38966                       (c)2004 American Century Services Corporation

[front cover]

JUNE 30, 2004

American Century Variable Portfolios
Semiannual Report

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[graphic of starfish]
[graphic of side-by-side bridges]

VP International

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VP INTERNATIONAL

FINANCIAL STATEMENTS

OTHER INFORMATION
Share Class Information ...................................................21
Additional Information ....................................................22

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP International - Performance

TOTAL RETURNS AS OF JUNE 30, 2004
                                 --------------------------------
                                      AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE       INCEPTION
                    1 YEAR      5 YEARS    10 YEARS     INCEPTION       DATE
--------------------------------------------------------------------------------
 CLASS I            21.31%      -1.81%       5.58%       5.26%         5/1/94
--------------------------------------------------------------------------------
 MSCI EAFE INDEX    32.37%       0.06%       4.06%       4.07%           --
--------------------------------------------------------------------------------
 Class II           21.13%         --          --       -2.46%         8/15/01
--------------------------------------------------------------------------------
 Class III          21.31%         --          --        1.52%         5/2/02
--------------------------------------------------------------------------------
 Class IV              --          --          --        1.08%(1)      5/3/04
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

GROWTH OF $10,000 OVER 10 YEARS
$10,000 investment made June 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS
Periods ended June 30
--------------------------------------------------------------------------------
                        1995       1996      1997       1998       1999
--------------------------------------------------------------------------------
 Class I                1.02%     15.77%    26.67%     25.12%      1.74%
--------------------------------------------------------------------------------
 MSCI EAFE Index        1.65%     13.28%    12.84%      6.10%      7.62%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         2000      2001       2002       2003       2004
--------------------------------------------------------------------------------
 Class I                43.62%   -29.33%    -15.28%    -12.51%     21.31%
--------------------------------------------------------------------------------
 MSCI EAFE Index        17.16%   -23.60%     -9.49%     -6.46%     32.37%
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
2

VP International - Portfolio Commentary

[photos of Henrik Strabo and Keith Creveling]

A PORTFOLIO COMMENTARY FROM HENRIK STRABO AND KEITH CREVELING, PORTFOLIO
MANAGERS ON THE VP INTERNATIONAL INVESTMENT TEAM.

VP International advanced 2.26%* during the six months ended June 30, 2004, while its benchmark, the Morgan Stanley Capital International EAFE Index,
returned 4.56%.

Markets in the world's developed nations gained during the period, with the EAFE
Index advancing as countries continued to report good news on the economic front and investors remained confident of strength among corporations. The gains were strongest in early 2004, but for part of the period, concern about the possibility of higher U.S. interest rates, rising oil prices and heightened violence in Iraq took a toll on markets. The threat of slowing demand from China also negatively affected international markets, especially those in Asia, and led to declines among some companies in the portfolio from that region.

Against that backdrop, seven of 10 sectors in which we were invested advanced, with our complement of consumer staples holdings posting the largest contribution and outperforming the index. But several sectors -- notably industrials, consumer discretionary and energy -- underperformed the index, causing the portfolio to lag the benchmark.

The best absolute performance came from the consumer staples sector, which contributed most to the portfolio's return and outperformed the index. VP
International's stake in the household products industry led the advance, with the United Kingdom's Reckitt Benckiser making the largest contribution. Reckitt
Benckiser, one of the world's biggest makers of household cleaners, reported during the period that profit rose 28% in the first quarter of 2004.

We benefited in absolute terms from companies that make or sell consumer goods, including sporting goods. Consumer spending remained relatively

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        6/30/04              12/31/03
--------------------------------------------------------------------------------
Common Stocks                            97.3%                 98.2%
--------------------------------------------------------------------------------
Preferred Stocks                          0.7%                  0.7%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    98.0%                 98.9%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               2.0%                  1.1%
--------------------------------------------------------------------------------

TOP TEN HOLDINGS
AS OF JUNE 30, 2004

--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         6/30/04              12/31/03
--------------------------------------------------------------------------------
Total SA Cl B                             2.5%                  2.0%
--------------------------------------------------------------------------------
Roche Holding AG                          2.5%                  1.7%
--------------------------------------------------------------------------------
Smith & Nephew plc                        2.2%                  0.4%
--------------------------------------------------------------------------------
Samsung Electronics                       2.0%                  1.3%
--------------------------------------------------------------------------------
Reckitt Benckiser plc                     2.0%                  1.5%
--------------------------------------------------------------------------------
Sumitomo Mitsui
Financial Group Inc.                      2.0%                  1.2%
--------------------------------------------------------------------------------
Novartis AG                               1.9%                    --
--------------------------------------------------------------------------------
Vivendi Universal SA                      1.6%                  0.5%
--------------------------------------------------------------------------------
Tesco plc                                 1.6%                  0.8%
--------------------------------------------------------------------------------
Telefonaktiebolaget LM
Ericsson B Shares                         1.6%                  0.5%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Class I shares.

                                                                   (continued)

------
3

VP International - Portfolio Commentary

strong during the period, lifting German sportswear company Puma AG Rudolf
Dassler Sport, United Kingdom retailer Next, Japan's Fast Retailing Co. and a variety of other companies in our consumer discretionary sector. But the sector lagged relative to the index, with our selections in the hotels, restaurants &
leisure and household durables industries accounting for much of the underperformance.

The financial sector, VP International's biggest stake at the period's end, also contributed to our return, advancing mostly on the strength of commercial banks, which represented the portfolio's heaviest industry weighting on average.

Japan's Sumitomo Mitsui Financial Group, a top-10 holding at the end of the period, not only topped the list of banks contributing to VP International, but made one of the largest contributions to the portfolio. Sumitomo, which is among
Japan's largest banks, benefited from a diminishing number of bad loans as the nation's economy showed signs of gradual recovery.

Although most sectors made positive contributions, several slowed our performance against the EAFE Index, including industrials, energy and, as mentioned above, consumer discretionary. Industrials registered the worst performance against the index, due in part to Switzerland's Adecco, the world's largest provider of temporary workers. Adecco came under investigation during the period for potential accounting irregularities. We eliminated the position, but it was among the period's top detractors.

VP International's energy sector also lagged the benchmark. In the oil and gas industry, the portfolio owned several declining businesses that were not in the index, including India's Reliance Industries. Reliance fell partly due to political turmoil surrounding the country's presidential election in May.
Nonetheless, Reliance was the period's biggest absolute and relative detractor.

In conclusion, we remain committed to our long-standing process of identifying companies demonstrating fundamental strength and sustainable improvement in their business.

TOP FIVE INDUSTRIES
AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        6/30/04              12/31/03
--------------------------------------------------------------------------------
Financials                               19.3%                 26.7%
--------------------------------------------------------------------------------
Consumer Discretionary                   18.8%                 14.6%
--------------------------------------------------------------------------------
Health Care                              11.8%                  6.8%
--------------------------------------------------------------------------------
Industrials                              11.7%                 11.9%
--------------------------------------------------------------------------------
Consumer Staples                         10.2%                  4.8%
--------------------------------------------------------------------------------

INVESTMENTS BY COUNTRY
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        6/30/04              12/31/03
--------------------------------------------------------------------------------
Japan                                    21.8%                 18.4%
--------------------------------------------------------------------------------
United Kingdom                           15.9%                 20.0%
--------------------------------------------------------------------------------
France                                   13.0%                 14.4%
--------------------------------------------------------------------------------
Switzerland                              10.2%                  9.8%
--------------------------------------------------------------------------------
Germany                                   6.0%                 10.5%
--------------------------------------------------------------------------------
Spain                                     5.7%                  1.4%
--------------------------------------------------------------------------------
South Korea                               3.2%                  1.3%
--------------------------------------------------------------------------------
Sweden                                    3.0%                  3.1%
--------------------------------------------------------------------------------
Australia                                 2.8%                  2.0%
--------------------------------------------------------------------------------
Other(1)                                 18.4%                 19.1%
--------------------------------------------------------------------------------

(1) Includes temporary cash investments.

------
4

VP International - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.3%

AUSTRALIA -- 2.8%
--------------------------------------------------------------------------------
          739,359  BHP Billiton Limited                            $  6,448,324
--------------------------------------------------------------------------------
          207,560  Commonwealth Bank of Australia                     4,706,902
--------------------------------------------------------------------------------
          755,550  QBE Insurance Group Limited                        6,731,527
--------------------------------------------------------------------------------
                                                                     17,886,753
--------------------------------------------------------------------------------

AUSTRIA -- 1.5%
--------------------------------------------------------------------------------
           63,207  Erste Bank der Oesterreichischen
                   Sparkassen AG                                      9,940,541
--------------------------------------------------------------------------------

BERMUDA -- 1.8%
--------------------------------------------------------------------------------
          119,370  Accenture Ltd. Cl A(1)                             3,280,288
--------------------------------------------------------------------------------
          256,050  Tyco International Ltd.                            8,485,497
--------------------------------------------------------------------------------
                                                                     11,765,785
--------------------------------------------------------------------------------

BRAZIL -- 0.3%
--------------------------------------------------------------------------------
          147,850  Tele Norte Leste
                   Participacoes SA ADR                               1,882,131
--------------------------------------------------------------------------------

CANADA -- 0.5%
--------------------------------------------------------------------------------
          134,640  Shoppers Drug Mart
                   Corporation(1)                                     3,370,289
--------------------------------------------------------------------------------

CHANNEL ISLANDS -- 0.5%
--------------------------------------------------------------------------------
          148,530  Amdocs Ltd.(1)                                     3,480,058
--------------------------------------------------------------------------------

FRANCE -- 13.0%
--------------------------------------------------------------------------------
           45,306  Accor SA                                           1,914,602
--------------------------------------------------------------------------------
          406,805  Axa                                                8,969,814
--------------------------------------------------------------------------------
           58,120  Cie Generale D'Optique
                   Essilor International SA                           3,798,516
--------------------------------------------------------------------------------
          330,931  Credit Agricole SA                                 8,062,803
--------------------------------------------------------------------------------
           52,070  Lafarge SA                                         4,649,542
--------------------------------------------------------------------------------
           73,799  LVMH Moet Hennessy
                   Louis Vuitton SA                                   5,344,670
--------------------------------------------------------------------------------
           44,920  Pernod-Ricard SA                                   5,751,234
--------------------------------------------------------------------------------
           94,540  Schneider SA                                       6,460,960
--------------------------------------------------------------------------------
           81,210  Societe Generale Cl A(2)                           6,910,262
--------------------------------------------------------------------------------
           84,650  Total SA Cl B                                     16,159,003
--------------------------------------------------------------------------------
           51,700  Vinci SA                                           5,214,822
--------------------------------------------------------------------------------
          381,080  Vivendi Universal SA(1)                           10,584,483
--------------------------------------------------------------------------------
                                                                     83,820,711
--------------------------------------------------------------------------------

GERMANY -- 5.3%
--------------------------------------------------------------------------------
          118,170  Continental AG                                     5,706,364
--------------------------------------------------------------------------------
           25,600  Fresenius Medical Care AG                          1,902,029
--------------------------------------------------------------------------------
          102,480  Metro AG                                           4,863,811
--------------------------------------------------------------------------------
           32,140  Puma AG Rudolf Dassler Sport                       8,177,876
--------------------------------------------------------------------------------
           56,330  SAP AG                                             9,350,326
--------------------------------------------------------------------------------
           56,430  Siemens AG                                         4,063,400
--------------------------------------------------------------------------------
                                                                     34,063,806
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

GREECE -- 1.1%
--------------------------------------------------------------------------------
          165,472  Alpha Bank A.E.                                 $  4,212,980
--------------------------------------------------------------------------------
          168,270  Greek Organization of
                   Football Prognostics SA                            3,181,391
--------------------------------------------------------------------------------
                                                                      7,394,371
--------------------------------------------------------------------------------

HONG KONG -- 1.0%
--------------------------------------------------------------------------------
          876,000  Espirit Holdings Limited                           3,919,639
--------------------------------------------------------------------------------
        1,734,000  Li & Fung Limited                                  2,534,373
--------------------------------------------------------------------------------
                                                                      6,454,012
--------------------------------------------------------------------------------

IRELAND -- 0.9%
--------------------------------------------------------------------------------
          358,780  Anglo Irish Bank Corporation                       5,616,295
--------------------------------------------------------------------------------

ISRAEL -- 1.2%
--------------------------------------------------------------------------------
          116,958  Teva Pharmaceutical
                   Industries Ltd. ADR                               7,870,104
--------------------------------------------------------------------------------

ITALY -- 0.6%
--------------------------------------------------------------------------------
          121,098  Saipem SpA                                         1,103,461
--------------------------------------------------------------------------------
        1,365,918  Terna SpA(1)                                       2,971,835
--------------------------------------------------------------------------------
                                                                      4,075,296
--------------------------------------------------------------------------------

JAPAN -- 21.8%
--------------------------------------------------------------------------------
           47,200  Aiful Corp.                                        4,942,386
--------------------------------------------------------------------------------
          630,000  Bank of Yokohama Ltd. (The)                        3,949,989
--------------------------------------------------------------------------------
          175,000  Canon, Inc.                                        9,250,747
--------------------------------------------------------------------------------
          233,000  Casio Computer Co., Ltd.                           3,538,644
--------------------------------------------------------------------------------
          321,496  Chugai Pharmaceutical Co. Ltd.                     5,059,997
--------------------------------------------------------------------------------
           77,000  Fast Retailing Company Limited                     6,250,609
--------------------------------------------------------------------------------
           99,200  Hoya Corp.                                        10,414,746
--------------------------------------------------------------------------------
          153,000  Ito-Yokado Co., Ltd.                               6,568,697
--------------------------------------------------------------------------------
          480,300  Marui Co., Ltd.                                    6,490,839
--------------------------------------------------------------------------------
          713,000  Matsushita Electric
                    Industrial Co., Ltd.                             10,153,408
--------------------------------------------------------------------------------
              650  Mitsubishi Tokyo
                    Financial Group, Inc.                             6,035,394
--------------------------------------------------------------------------------
          808,000  Mitsui & Co. Ltd.                                  6,068,821
--------------------------------------------------------------------------------
          220,000  Omron Corp.                                        5,167,548
--------------------------------------------------------------------------------
           49,200  ORIX Corporation                                   5,653,873
--------------------------------------------------------------------------------
          538,000  Sharp Corp.                                        8,620,860
--------------------------------------------------------------------------------
            1,900  Sumitomo Mitsui
                    Financial Group Inc.(2)                          13,065,502
--------------------------------------------------------------------------------
          548,000  Toppan Printing Co. Ltd.                           6,221,834
--------------------------------------------------------------------------------
        1,263,000  Toray Industries Inc.                              5,968,118
--------------------------------------------------------------------------------
           38,000  Toto Ltd.                                            401,048
--------------------------------------------------------------------------------
          184,800  Toyota Motor Corp.                                 7,509,225
--------------------------------------------------------------------------------
              242  Yahoo Japan Corporation(1)                         2,358,262
--------------------------------------------------------------------------------
          211,000  Yamaha Motor Co. Ltd.                              3,295,693
--------------------------------------------------------------------------------
          230,000  Yamato Transport Co. Ltd.                          3,765,847
--------------------------------------------------------------------------------
                                                                    140,752,087
--------------------------------------------------------------------------------

MEXICO -- 0.9%
--------------------------------------------------------------------------------
          158,050  America Movil SA
                   de CV Series L ADR                                 5,748,278
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
5

VP International - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

NETHERLANDS -- 1.4%
--------------------------------------------------------------------------------
          223,450  ING Groep N.V.                                  $  5,280,812
--------------------------------------------------------------------------------
          120,560  Royal Numico N.V.(1)                               3,878,736
--------------------------------------------------------------------------------
                                                                      9,159,548
--------------------------------------------------------------------------------

NORWAY -- 1.6%
--------------------------------------------------------------------------------
           97,910  Norsk Hydro ASA                                    6,355,502
--------------------------------------------------------------------------------
          526,510  Telenor ASA                                        3,656,636
--------------------------------------------------------------------------------
                                                                     10,012,138
--------------------------------------------------------------------------------

PEOPLE'S REPUBLIC OF CHINA -- 0.6%
--------------------------------------------------------------------------------
        4,546,000  Huaneng Power
                   International, Inc.(2)                             4,050,706
--------------------------------------------------------------------------------

RUSSIAN FEDERATION -- 1.9%
--------------------------------------------------------------------------------
           67,409  Mobile Telesystems ADR                             8,223,897
--------------------------------------------------------------------------------
           40,370  Vimpel-Communications ADR(1)                       3,893,687
--------------------------------------------------------------------------------
                                                                     12,117,584
--------------------------------------------------------------------------------

SOUTH AFRICA -- 0.6%
--------------------------------------------------------------------------------
          779,810  MTN Group Limited                                  3,587,504
--------------------------------------------------------------------------------

SOUTH KOREA -- 3.2%
--------------------------------------------------------------------------------
          176,580  Hana Bank                                          3,715,871
--------------------------------------------------------------------------------
           98,530  Hyundai Motor Co. Ltd.                             3,777,196
--------------------------------------------------------------------------------
           32,180  Samsung Electronics                               13,238,344
--------------------------------------------------------------------------------
                                                                     20,731,411
--------------------------------------------------------------------------------

SPAIN -- 5.7%
--------------------------------------------------------------------------------
          225,680  Abertis Infraestructuras SA                        3,936,903
--------------------------------------------------------------------------------
          228,315  ACS, Actividades de
                   Construccion y Servicios, SA                       3,852,147
--------------------------------------------------------------------------------
          320,430  Gamesa                                             4,727,112
--------------------------------------------------------------------------------
          124,910  Grupo Ferrovial SA                                 5,207,099
--------------------------------------------------------------------------------
          417,510  Repsol YPF SA                                      9,154,992
--------------------------------------------------------------------------------
          668,790  Telefonica SA                                      9,898,847
--------------------------------------------------------------------------------
                                                                     36,777,100
--------------------------------------------------------------------------------

SWEDEN -- 3.0%
--------------------------------------------------------------------------------
        3,532,870  Telefonaktiebolaget
                   LM Ericsson B Shares(1)                           10,422,553
--------------------------------------------------------------------------------
          263,620  Volvo AB Cl B                                      9,178,530
--------------------------------------------------------------------------------
                                                                     19,601,083
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

SWITZERLAND -- 10.2%
--------------------------------------------------------------------------------
          844,641  ABB Limited(1)                                  $  4,626,782
--------------------------------------------------------------------------------
           41,170  Alcon, Inc.                                        3,238,021
--------------------------------------------------------------------------------
          194,270  Compagnie Financiere
                    Richemont AG A Shares                             5,080,071
--------------------------------------------------------------------------------
           91,600  Credit Suisse Group(1)                             3,259,656
--------------------------------------------------------------------------------
           26,360  Nestle SA                                          7,040,576
--------------------------------------------------------------------------------
          278,490  Novartis AG                                       12,304,336
--------------------------------------------------------------------------------
          162,286  Roche Holding AG                                  16,092,334
--------------------------------------------------------------------------------
           42,400  Synthes, Inc.                                      4,840,144
--------------------------------------------------------------------------------
          130,806  UBS AG                                             9,231,211
--------------------------------------------------------------------------------
                                                                     65,713,131
--------------------------------------------------------------------------------

UNITED KINGDOM -- 15.9%
--------------------------------------------------------------------------------
          144,610  AstraZeneca plc                                    6,497,909
--------------------------------------------------------------------------------
          993,850  BP plc                                             8,790,740
--------------------------------------------------------------------------------
          658,680  Cadbury Schweppes plc                              5,691,528
--------------------------------------------------------------------------------
          383,990  Diageo plc                                         5,185,331
--------------------------------------------------------------------------------
          454,480  Enterprise Inns plc                                4,746,333
--------------------------------------------------------------------------------
          299,607  Man Group plc                                      7,770,622
--------------------------------------------------------------------------------
        1,802,744  mmO2 plc(1)                                        3,036,852
--------------------------------------------------------------------------------
          222,890  Next plc                                           5,760,645
--------------------------------------------------------------------------------
          537,720  Pearson plc                                        6,543,447
--------------------------------------------------------------------------------
          465,352  Reckitt Benckiser plc                             13,193,503
--------------------------------------------------------------------------------
          112,759  Royal Bank of Scotland Group plc                   3,252,201
--------------------------------------------------------------------------------
        1,343,920  Smith & Nephew plc                                14,486,792
--------------------------------------------------------------------------------
        2,165,800  Tesco plc                                         10,473,301
--------------------------------------------------------------------------------
          413,890  United Business Media plc                          3,811,260
--------------------------------------------------------------------------------
          221,560  Wolseley plc                                       3,440,591
--------------------------------------------------------------------------------
                                                                    102,681,055
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $545,389,258)                                                 628,551,777
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.7%

GERMANY -- 0.7%
--------------------------------------------------------------------------------
            6,330  Porsche AG
(Cost $2,904,004)                                                     4,241,549
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

-----
6

VP International - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 2.0%

Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a
joint trading  account at 1.16%,
dated 6/30/04, due 7/1/04
(Delivery value $13,100,422)
(Cost $13,100,000)                                                 $ 13,100,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $561,393,262)                                                $645,893,326
================================================================================

COLLATERAL RECEIVED FOR
SECURITIES LENDING(3)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc,
(U.S. Agency obligations), 1.50%,
dated 6/30/04, due 7/1/04
(Delivery value $2,259,339)                                          $2,259,245
--------------------------------------------------------------------------------

SHORT-TERM DEBT
--------------------------------------------------------------------------------
       $8,000,018  Allstate Financial Global Funding,
                   VRN, 1.47%, 7/1/04, resets daily
                   off the Federal Funds rate
                   plus  0.34% with no caps
                   (Acquired 6/30/04,
                   Cost 8,014,304)(4)                                 8,014,304
--------------------------------------------------------------------------------
        5,000,000  Credit Agricole Indosuez SA,
                   VRN, 1.12%, 7/12/04,
                   resets monthly off the
                   1-month LIBOR minus 0.08%
                   and no caps                                        4,996,223
--------------------------------------------------------------------------------
                                                                     13,010,527
--------------------------------------------------------------------------------

TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $15,269,772)                                                  $15,269,772
================================================================================

MARKET SECTOR DIVERSIFICATION

Consumer Discretionary                                                   18.8%
--------------------------------------------------------------------------------
Consumer Staples                                                         10.2%
--------------------------------------------------------------------------------
Energy                                                                    6.4%
--------------------------------------------------------------------------------
Financials                                                               19.3%
--------------------------------------------------------------------------------
Health Care                                                              11.8%
--------------------------------------------------------------------------------
Industrials                                                              11.7%
--------------------------------------------------------------------------------
Information Technology                                                    9.9%
--------------------------------------------------------------------------------
Materials                                                                 2.6%
--------------------------------------------------------------------------------
Telecommunication Services                                                6.2%
--------------------------------------------------------------------------------
Utilities                                                                 1.1%
--------------------------------------------------------------------------------
Temporary Cash Investments                                                2.0%
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective June 30, 2004.

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of June 30, 2004.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities purchased by the lending agent with cash collateral received for securities lending at June 30, 2004, was
    $8,014,304, which represented 1.2% of net assets.

See Notes to Financial Statements.

------
7

Statement of Assets and Liabilities

JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS

Investment securities, at value (cost of $561,393,262) -
including $14,421,295 of securities on loan                      $  645,893,326
-----------------------------------------------------------------
Investments made with cash collateral received for
securities on loan, at value
(cost of $15,269,772)                                                15,269,772
--------------------------------------------------------------------------------
Total investment securities, at value (cost of $576,663,034)        661,163,098
-----------------------------------------------------------------
Cash                                                                     87,489
-----------------------------------------------------------------
Foreign currency holdings, at value (cost of $2,838,479)              2,825,234
-----------------------------------------------------------------
Receivable for investments sold                                      15,320,665
-----------------------------------------------------------------
Dividends and interest receivable                                     1,534,344
--------------------------------------------------------------------------------
                                                                    680,930,830
--------------------------------------------------------------------------------

LIABILITIES

Payable for collateral received for securities on loan               15,269,772
-----------------------------------------------------------------
Payable for investments purchased                                    12,822,821
-----------------------------------------------------------------
Accrued management fees                                                 681,712
-----------------------------------------------------------------
Distribution fees payable                                                12,386
--------------------------------------------------------------------------------
                                                                     28,786,691
--------------------------------------------------------------------------------

NET ASSETS                                                       $  652,144,139
================================================================================

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                           $ 799,750,637
-----------------------------------------------------------------
Undistributed net investment income                                   3,518,246
-----------------------------------------------------------------
Accumulated net realized loss on investment and
foreign currency transactions                                      (235,699,828)
-----------------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities in foreign currencies          84,575,084
--------------------------------------------------------------------------------
                                                                  $ 652,144,139
================================================================================

CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $504,428,491
-----------------------------------------------------------------
Shares outstanding                                                   77,091,886
-----------------------------------------------------------------
Net asset value per share                                                 $6.54
--------------------------------------------------------------------------------

CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $60,674,707
-----------------------------------------------------------------
Shares outstanding                                                    9,282,214
-----------------------------------------------------------------
Net asset value per share                                                 $6.54
--------------------------------------------------------------------------------

CLASS III, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $85,365,794
-----------------------------------------------------------------
Shares outstanding                                                   13,045,829
-----------------------------------------------------------------
Net asset value per share                                                 $6.54
--------------------------------------------------------------------------------

CLASS IV, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $1,675,147
-----------------------------------------------------------------
Shares outstanding                                                      256,092
-----------------------------------------------------------------
Net asset value per share                                                 $6.54
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME

INCOME:
-----------------------------------------------------------------
Dividends (net of foreign taxes withheld of $1,030,189)           $   7,976,055
-----------------------------------------------------------------
Securities lending income                                                96,034
-----------------------------------------------------------------
Interest                                                                 44,775
--------------------------------------------------------------------------------
                                                                      8,116,864
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------------------
Management fees                                                       4,192,767
-----------------------------------------------------------------
Distribution fees:
-----------------------------------------------------------------
 Class II                                                                66,954
-----------------------------------------------------------------
 Class IV                                                                   350
-----------------------------------------------------------------
Directors' fees and expenses                                              4,626
-----------------------------------------------------------------
Other expenses                                                            8,706
--------------------------------------------------------------------------------
                                                                      4,273,403
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 3,843,461
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN ON:
-----------------------------------------------------------------
Investment transactions                                              30,294,231
-----------------------------------------------------------------
Foreign currency transactions                                        21,644,257
--------------------------------------------------------------------------------
                                                                     51,938,488
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
-----------------------------------------------------------------
Investments                                                         (13,679,134)
-----------------------------------------------------------------
Translation of assets and liabilities in foreign currencies         (27,730,230)
--------------------------------------------------------------------------------
                                                                    (41,409,364)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                     10,529,124
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 14,372,585
================================================================================

See Notes to Financial Statements.

------
9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS                             2004                  2003
--------------------------------------------------------------------------------
OPERATIONS

Net investment income                          $  3,843,461        $  3,662,930
-----------------------------------------------
Net realized gain                                51,938,488          17,225,030
-----------------------------------------------
Change in net unrealized appreciation           (41,409,364)        109,332,753
--------------------------------------------------------------------------------
Net increase in net assets resulting
from operations                                  14,372,585         130,220,713
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:
-----------------------------------------------
  Class I                                        (2,808,477)         (3,389,586)
-----------------------------------------------
  Class II                                         (206,183)           (118,284)
-----------------------------------------------
  Class III                                        (507,997)           (455,808)
--------------------------------------------------------------------------------
Decrease in net assets from distributions        (3,522,657)         (3,963,678)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from
capital share transactions                          791,214          (3,989,218)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                       11,641,142         122,267,817

NET ASSETS

Beginning of period                             640,502,997         518,235,180
--------------------------------------------------------------------------------
End of period                                  $652,144,139        $640,502,997
================================================================================

Undistributed net investment income              $3,518,246          $3,197,442
================================================================================

See Notes to Financial Statements.

------
10

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP International Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the
1940 Act. The fund's investment objective is to seek capital growth. The fund pursues its investment objective by investing primarily in stocks of growing foreign companies that are considered by management to have a better-than-average chance to increase in value over time. The fund will invest primarily in securities of issuers located in developed markets. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II, Class III and Class IV shares. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of Class IV shares commenced on May 3, 2004.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the investment manager, American Century Investment Management, Inc. (ACIM),
determines that the current market price of a security owned by a non-money market fund is not readily available, the investment manager may determine its fair value in accordance with procedures adopted by the Board of Directors if such fair value determination would materially impact a fund's net asset value.
Valuations may not be readily available if, for example: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security
(as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation
(depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

                                                                   (continued)

------
11

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2003, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $163,853,130, $120,156,270, and
$581,896, expiring in 2009, 2010, and 2011, respectively, which may be used to offset future taxable gains.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                   (continued)

------
12

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month.

The annual management fee schedule for each class is as follows:

                                            CLASS I & III      CLASS II & IV
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $250 million                              1.50%              1.40%
--------------------------------------------------------------------------------
Next $250 million                               1.20%              1.10%
--------------------------------------------------------------------------------
Over $500 million                               1.10%              1.00%
--------------------------------------------------------------------------------

The effective annual management fee for the six months ended June 30, 2004 was
1.29% and 1.19%, for Class I & Class III and Class II & Class IV, respectively.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan for Class II and a separate Master Distribution Plan for Class IV
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that Class II and Class IV will pay American Century Investment
Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended
June 30, 2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended June 30, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a wholly owned subsidiary of JPM.

                                                                   (continued)

------
13

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2004, were $489,016,148 and $500,450,194, respectively.

As of June 30, 2004, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments                                   $580,007,937
================================================================================
Gross tax appreciation of investments                              $86,796,856
-----------------------------------------------------------------
Gross tax depreciation of investments                              (5,641,695)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $81,155,161
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                                   SHARES           AMOUNT
-----------------------------------------------------------------------------
CLASS I
-----------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004
SHARES AUTHORIZED                               300,000,000
=============================================================================
Sold                                              8,026,659     $ 53,261,021
-----------------------------------------------
Issued in reinvestment of distributions             419,176        2,808,477
-----------------------------------------------
Redeemed                                        (11,127,589)     (73,320,294)
-----------------------------------------------------------------------------
Net decrease                                     (2,681,754)    $(17,250,796)
=============================================================================

YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                               300,000,000
=============================================================================
Sold                                             97,580,666    $ 507,203,571
-----------------------------------------------
Issued in reinvestment of distributions             743,330        3,389,586
-----------------------------------------------
Redeemed                                       (104,808,467)    (548,534,041)
-----------------------------------------------------------------------------
Net decrease                                     (6,484,471)   $ (37,940,884)
=============================================================================

CLASS II
-----------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004
SHARES AUTHORIZED                               100,000,000
=============================================================================
Sold                                              4,172,448     $ 27,680,050
-----------------------------------------------
Issued in reinvestment of distributions              30,820          206,183
-----------------------------------------------
Redeemed                                         (1,864,407)     (12,421,838)
-----------------------------------------------------------------------------
Net increase                                      2,338,861     $ 15,464,395
=============================================================================

YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                               100,000,000
=============================================================================
Sold                                             29,540,009    $ 165,277,927
-----------------------------------------------
Issued in reinvestment of distributions              25,939          118,284
-----------------------------------------------
Redeemed                                        (25,838,736)    (146,489,574)
-----------------------------------------------------------------------------
Net increase                                      3,727,212    $  18,906,637
=============================================================================

                                                                   (continued)

------
14

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                   SHARES           AMOUNT
-----------------------------------------------------------------------------
CLASS III
-----------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004
SHARES AUTHORIZED                               100,000,000
=============================================================================
Sold                                              1,767,017      $11,770,630
-----------------------------------------------
Issued in reinvestment of distributions              75,820          507,997
-----------------------------------------------
Redeemed                                         (1,728,828)     (11,340,841)(1)
-----------------------------------------------------------------------------
Net increase                                        114,009      $   937,786
=============================================================================

YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                               100,000,000
=============================================================================
Sold                                              5,841,698     $ 30,862,688
-----------------------------------------------
Issued in reinvestment of distributions              99,958          455,808
-----------------------------------------------
Redeemed                                         (3,094,841)     (16,273,467)(2)
-----------------------------------------------------------------------------
Net increase                                      2,846,815     $ 15,045,029
=============================================================================

CLASS IV
-----------------------------------------------------------------------------
PERIOD ENDED JUNE 30, 2004(3)
SHARES AUTHORIZED                               100,000,000
=============================================================================
Sold                                                258,615       $1,656,327
-------------------------------------------------
Redeemed                                             (2,523)         (16,498)(4)
-----------------------------------------------------------------------------
Net increase                                        256,092       $1,639,829
=============================================================================

(1) Net of redemption fees of $63,916.

(2) Net of redemption fees of $22,730.

(3) May 3, 2004 (commencement of sale) through June 30, 2004.

(4) Net of redemption fees of $1.

5. SECURITIES LENDING

As of June 30, 2004, securities in the fund valued at $14,421,295 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was
$15,269,772. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

(continued)

------
15

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

6. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2004.

7. GEOGRAPHIC RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions.

------
16

VP International - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------------------------------------------
                                                                           CLASS I
--------------------------------------------------------------------------------------------------------------------
                                           2004(1)       2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period       $6.43        $5.21        $6.59       $10.23       $12.50         $7.62
--------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income (Loss)              0.04(2)      0.04(2)      0.05(2)      0.02(2)     (0.02)        (0.01)
---------------------------------------
  Net Realized and Unrealized Gain (Loss)   0.11         1.22        (1.38)       (2.82)       (2.02)         4.89
--------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.15         1.26        (1.33)       (2.80)       (2.04)         4.88
--------------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income               (0.04)       (0.04)       (0.05)       (0.01)       (0.01)           --
---------------------------------------
  From Net Realized Gains                     --           --           --        (0.83)       (0.22)           --
--------------------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.04)       (0.04)       (0.05)       (0.84)       (0.23)           --
--------------------------------------------------------------------------------------------------------------------
Redemption Fees(3)                            --(4)        --(4)        --(4)        --           --            --
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $6.54        $6.43        $5.21        $6.59       $10.23        $12.50
====================================================================================================================
  TOTAL RETURN(5)                           2.26%       24.51%      (20.37)%     (29.17)%     (16.83)%       64.04%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    1.29%(6)        1.34%         1.31%        1.26%        1.23%        1.34%
---------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                    1.19%(6)        0.67%         0.77%        0.33%      (0.14)%      (0.17)%
---------------------------------------
Portfolio Turnover Rate                       75%         185%          247%         210%         128%         109%
---------------------------------------
Net Assets, End of Period (in thousands) $504,428     $512,814      $449,026     $688,639     $924,789     $799,842
--------------------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Redemption fees may be charged on redemption of Class III and Class IV shares. Periods prior to commencement of sale of Class III shares did not incur any redemption fees. Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net assets values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
17

VP International - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
-------------------------------------------------------------------------------------------------------------
                                                                          CLASS II
-------------------------------------------------------------------------------------------------------------
                                                     2004(1)         2003           2002          2001(2)
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $6.42          $5.20          $6.59           $7.15
-------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income (Loss)(3)                     0.03           0.01           0.03           (0.02)
---------------------------------------
  Net Realized and Unrealized Gain (Loss)             0.12           1.24          (1.38)          (0.54)
-------------------------------------------------------------------------------------------------------------
  Total From Investment Operations                    0.15           1.25          (1.35)          (0.56)
-------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income                         (0.03)         (0.03)         (0.04)             --
-------------------------------------------------------------------------------------------------------------
Redemption Fees(4)                                      --(5)          --(5)          --(5)           --
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $6.54          $6.42          $5.20           $6.59
=============================================================================================================
  TOTAL RETURN(6)                                     2.27%         24.36%        (20.57)%         (7.83)%
=============================================================================================================

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                              1.44%(7)          1.49%           1.47%        1.44%(7)
---------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                              1.04%(7)          0.52%           0.61%      (0.82)%(7)
---------------------------------------
Portfolio Turnover Rate                                 75%           185%            247%         210%(8)
---------------------------------------
Net Assets, End of Period (in thousands)            $60,675        $44,556         $16,711          $3,868
-------------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) August 15, 2001 (commencement of sale) through December 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Redemption fees may be charged on redemption of Class III and Class IV shares. Periods prior to commencement of sale of Class III shares did not incur any redemption fees. Computed using average shares outstanding throughout the period.

(5) Per-share amount was less than $0.005.

(6) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(7) Annualized.

(8) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

------
18

VP International - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
---------------------------------------------------------------------------------------------------
                                                                         CLASS III
---------------------------------------------------------------------------------------------------
                                                           2004(1)         2003          2002(2)
---------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                       $6.43          $5.21           $6.42
---------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income(3)                                  0.04           0.04            0.01
---------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.11           1.22           (1.22)
---------------------------------------------------------------------------------------------------
  Total From Investment Operations                          0.15           1.26           (1.21)
---------------------------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income                               (0.04)         (0.04)             --
---------------------------------------------------------------------------------------------------
Redemption Fees(3)                                            --(4)          --(4)           --(4)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $6.54          $6.43           $5.21
===================================================================================================
  TOTAL RETURN(5)                                           2.26%         24.51%         (18.85)%
===================================================================================================

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                                    1.29%(6)          1.34%         1.33%(6)
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                    1.19%(6)          0.67%         0.22%(6)
---------------------------------------
Portfolio Turnover Rate                                       75%           185%          247%(7)
---------------------------------------
Net Assets, End of Period (in thousands)                  $85,366        $83,133          $52,498
---------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) May 2, 2002 (commencement of sale) through December 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
19

VP International - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                    CLASS IV
--------------------------------------------------------------------------------
                                                                     2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                                   $6.47
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income(2)                                              0.01
---------------------------------------
  Net Realized and Unrealized Gain                                      0.06
--------------------------------------------------------------------------------
  Total From Investment Operations                                      0.07
--------------------------------------------------------------------------------
Redemption Fees(2)                                                        --(3)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $6.54
================================================================================
  TOTAL RETURN(4)                                                       1.08%
================================================================================

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                                                1.44%(5)
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                                1.13%(5)
---------------------------------------
Portfolio Turnover Rate                                                75%(6)
---------------------------------------
Net Assets, End of Period (in thousands)                               $1,675
--------------------------------------------------------------------------------

(1) May 3, 2004 (commencement of sale) through June 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the six months ended June 30, 2004.

See Notes to Financial Statements.

------
20

Share Class Information

Four classes of shares are authorized for sale by the portfolio: Class I, Class
II, Class III, and Class IV.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of the Class I shares.

CLASS III shares are sold through insurance company separate accounts. Class III shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares. However, Class III shares have a 1.00%
redemption fee for shares that are redeemed or exchanged within 60 days of purchase.

CLASS IV shares are sold through  insurance company separate accounts. Class IV shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class IV shares are purchased. Class IV shares also have a 1.00%
redemption fee for shares that are redeemed or exchanged within 60 days of purchase. The total expense ratio of Class IV shares is higher than the total expense ratio of the Class I shares.

All classes of shares represent a pro rata interest in the portfolio and generally have the same rights and preferences. Because all shares of the portfolio are sold through insurance company separate accounts, additional fees may apply.

------
21

Additional Information

INDEX DEFINITION

The following index is used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. It is not an investment product available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets. The MSCI EAFE(reg.tm) (Europe,
Australasia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

GEOGRAPHIC RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions.

------
22

Notes

------
23

Notes

------
24

[blank page -- inside back cover]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

0408                                American Century Investment Services, Inc.
SH-SAN-38968                     (c)2004 American Century Services Corporation

[front cover]

JUNE 30, 2004

American Century Variable Portfolios

Semiannual Report

[graphic of market chart]
[graphic of starfish]
{graphic of side by side steel bridges]

VP Ultra Fund

[american century logo and text logo]

VP ULTRA

FINANCIAL STATEMENTS

OTHER INFORMATION
Share Class Information ...................................................19
Additional Information ....................................................20

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Ultra - Performance

TOTAL RETURNS AS OF JUNE 30, 2004
                                         --------------
                                         AVERAGE ANNUAL
                                            RETURNS
------------------------------------------------------------------------------
                                             SINCE               INCEPTION
                       1 YEAR              INCEPTION               DATE
------------------------------------------------------------------------------
CLASS I                17.56%               -1.08%                5/1/01
------------------------------------------------------------------------------
S&P 500 INDEX          19.11%               -1.22%(1)               --
------------------------------------------------------------------------------
Class II               17.46%                2.33%                5/1/02
------------------------------------------------------------------------------
Class III              17.58%                2.88%                5/13/02
------------------------------------------------------------------------------

(1) Since 4/30/01, the date nearest Class I's inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
2

VP Ultra - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made May 1, 2001

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended June 30
------------------------------------------------------------------
                      2001*      2002       2003       2004
------------------------------------------------------------------
Class I               1.20%    -17.36%     -1.74%     17.56%
------------------------------------------------------------------
S&P 500 Index        -1.78%    -17.99%      0.25%     19.11%
------------------------------------------------------------------

* From 5/1/01, Class I's inception date. Index data from 4/30/01, the date nearest Class I's inception for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

VP Ultra - Portfolio Commentary

[photo of Wade Slome, Jerry Sullivan, Bruce Wimberly and Jim Stowers III]

A PORTFOLIO COMMENTARY FROM WADE SLOME, JERRY SULLIVAN, BRUCE WIMBERLY, AND JIM
STOWERS III, PORTFOLIO MANAGERS ON THE VP ULTRA INVESTMENT TEAM.

VP Ultra gained 5.01%* during the six months ended June 30, 2004, outperforming the Standard & Poor's 500 Index, which gained 3.44%. VP Ultra also outperformed the average 2.56% gain of its large-cap growth peers tracked by Lipper Inc.

VP Ultra's advance came during a stretch marked by rising corporate profits and continued economic expansion. Not all of the news was positive though, as stocks experienced periods of volatility amid concerns about rising oil prices, inflation and geopolitical events. An analysis of the indices that tracked the
U.S. stock market by style and capitalization during the last six months shows that investors preferred small- and mid-cap stocks over larger equities and value-oriented issues over growth stocks.

The portfolio's health care holdings were the top contributors to performance.
The biggest lift was provided by manufacturers of health care equipment and supplies. A good example is Boston Scientific, which won approval to sell its
Taxus drug-coated stent in the United States. The company reported strong initial sales of Taxus, which props open arteries and releases medication aimed at preventing them from closing. Other contributors included Waters Corporation, a manufacturer of equipment used for research and development in the pharmaceutical and life sciences industries.

Elsewhere in the health care sector, generic drug manufacturer Teva
Pharmaceutical was a top contributor. The company reported a 39% jump in revenue due to strong sales of its new generic products and its Copaxone multiple sclerosis treatment. UnitedHealth, the country's No. 1 health care insurer, was another top contributor.

VP Ultra's industrial holdings boosted six-month performance. Led by Tyco
International, industrial conglomerates contributed most in this sector. Air freight and logistics companies FedEx and Expeditors International also

TOP TEN HOLDINGS
AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         6/30/04              12/31/03
--------------------------------------------------------------------------------
InterActiveCorp                           2.3%                  2.5%
--------------------------------------------------------------------------------
Microsoft Corporation                     2.1%                  2.7%
--------------------------------------------------------------------------------
Citigroup Inc.                            2.0%                  2.7%
--------------------------------------------------------------------------------
Dell Inc.                                 2.0%                  1.8%
--------------------------------------------------------------------------------
Pfizer, Inc.                              2.0%                  2.7%
--------------------------------------------------------------------------------
Berkshire Hathaway
Inc. Cl B                                 2.0%                  1.9%
--------------------------------------------------------------------------------
Standard and Poor's
500 Depositary Receipt                    1.9%                  2.0%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                     1.8%                  2.2%
--------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd. ADR                       1.7%                  1.4%
--------------------------------------------------------------------------------
American International
Group, Inc.                               1.6%                  1.6%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Class I
 shares.                                                            (continued)

------
4

VP Ultra - Portfolio Commentary

gained ground. Another standout was Apollo Group, an education services provider that offers undergraduate and graduate programs geared to working professionals.
The company reported rising revenue, profits and enrollment during the last six months.

Investments in Internet companies helped drive a rise in VP Ultra's information technology stake during the year's first half. The advance was led by Yahoo!, whose shares rose more than 60% on the strength of higher advertising sales and the solid performance of recently acquired companies. Other contributors from this area included VeriSign and Digital River. Elsewhere, the portfolio's holdings in the IT services and computer manufacturing industries boosted returns.

Not all of the technology news was positive as semiconductor issues declined and were the top industry-level detractors from performance. Intel led the decline.
The world's largest chipmaker was the top performer in the Dow Jones Industrial
Average in 2003, but declined during the first half of this year. The slide began in January when the company predicted that revenue would fall after hitting an all-time high in the fourth quarter of 2003. Later in the period,
Intel fell short of analysts' earnings projections.

VP Ultra's stake in media companies also hurt performance. Detractors included
Univision, Viacom and Clear Channel Communications, all of which posted double-digit declines. The portfolio's top individual detractor was
InterActiveCorp, an operator of online travel, shopping and ticketing businesses.

Looking ahead, we are hopeful that improving economic conditions will support continued profit growth. Regardless of economic and market conditions, however, we will remain focused on trying to identify and own companies that appear best able to sustain their accelerating growth.

TOP FIVE INDUSTRIES
AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         6/30/04              12/31/03
--------------------------------------------------------------------------------
Pharmaceuticals                           7.3%                  8.8%
--------------------------------------------------------------------------------
Software                                  6.4%                  6.5%
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                                6.3%                  5.6%
--------------------------------------------------------------------------------
Specialty Retail                          5.2%                  4.2%
--------------------------------------------------------------------------------
Internet & Catalog Retail                 5.1%                  4.6%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        6/30/04              12/31/03
--------------------------------------------------------------------------------
Common Stocks                            98.2%                 96.9%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               1.8%                  3.1%
--------------------------------------------------------------------------------

------
5

VP Ultra - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.2%

AEROSPACE & DEFENSE -- 1.3%
--------------------------------------------------------------------------------
   13,028   General Dynamics Corp.                             $  1,293,681
--------------------------------------------------------------------------------
    2,690   United Technologies Corp.                               246,081
--------------------------------------------------------------------------------
                                                                  1,539,762
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 1.9%
--------------------------------------------------------------------------------
    3,968   C.H. Robinson Worldwide, Inc.                           181,893
--------------------------------------------------------------------------------
   10,433   Expeditors International
            of Washington, Inc.                                     515,495
--------------------------------------------------------------------------------
   10,737   FedEx Corporation                                       877,105
--------------------------------------------------------------------------------
    9,812   United Parcel Service, Inc. Cl B                        737,568
--------------------------------------------------------------------------------
                                                                  2,312,061
--------------------------------------------------------------------------------
AIRLINES -- 0.5%
--------------------------------------------------------------------------------
   19,040   JetBlue Airways Corporation(1)                          559,395
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.2%
--------------------------------------------------------------------------------
   10,130   China Yuchai
            International Limited(1)                                184,569
--------------------------------------------------------------------------------
AUTOMOBILES -- 1.1%
--------------------------------------------------------------------------------
   21,401   Harley-Davidson, Inc.                                 1,325,578
--------------------------------------------------------------------------------
BEVERAGES -- 2.6%
--------------------------------------------------------------------------------
   14,031   Anheuser-Busch Companies, Inc.                          757,674
--------------------------------------------------------------------------------
   20,832   Coca-Cola Company (The)                               1,051,599
--------------------------------------------------------------------------------
   25,115   PepsiCo, Inc.                                         1,353,197
--------------------------------------------------------------------------------
                                                                  3,162,470
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 3.4%
--------------------------------------------------------------------------------
   13,141   Affymetrix Inc.(1)                                      430,105
--------------------------------------------------------------------------------
   20,587   Amgen Inc.(1)                                         1,123,432
--------------------------------------------------------------------------------
    4,910   Celgene Corp.(1)                                        281,147
--------------------------------------------------------------------------------
    9,408   Cephalon, Inc.(1)                                       508,032
--------------------------------------------------------------------------------
   11,140   Chiron Corp.(1)                                         497,290
--------------------------------------------------------------------------------
    5,706   Genentech, Inc.(1)                                      320,677
--------------------------------------------------------------------------------
    4,521   Gilead Sciences, Inc.(1)                                302,907
--------------------------------------------------------------------------------
    5,927   Invitrogen Corp.(1)                                     426,685
--------------------------------------------------------------------------------
    4,220   Neurocrine Biosciences Inc.(1)                          218,807
--------------------------------------------------------------------------------
                                                                  4,109,082
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 2.3%
--------------------------------------------------------------------------------
   16,100   Bank of New York Co., Inc. (The)                        474,628
--------------------------------------------------------------------------------
    6,852   Goldman Sachs Group, Inc. (The)                         645,184
--------------------------------------------------------------------------------
    3,593   Legg Mason, Inc.                                        326,999
--------------------------------------------------------------------------------
   12,664   Merrill Lynch & Co., Inc.                               683,603
--------------------------------------------------------------------------------
   13,512   T. Rowe Price Group Inc.                                681,005
--------------------------------------------------------------------------------
                                                                  2,811,419
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 1.2%
--------------------------------------------------------------------------------
   11,039   Bank of America Corp.                                   934,120
--------------------------------------------------------------------------------
   10,342   Wells Fargo & Co.                                       591,873
--------------------------------------------------------------------------------
                                                                  1,525,993
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------
COMMERCIAL SERVICES  & SUPPLIES -- 1.8%
--------------------------------------------------------------------------------
   15,368   Apollo Group Inc. Cl A(1)                          $  1,356,841
--------------------------------------------------------------------------------
   23,568   Corinthian Colleges, Inc.(1)                            583,072
--------------------------------------------------------------------------------
    8,490   Monster Worldwide Inc.(1)                               218,363
--------------------------------------------------------------------------------
                                                                  2,158,276
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.1%
--------------------------------------------------------------------------------
   52,634   Cisco Systems Inc.(1)                                 1,247,426
--------------------------------------------------------------------------------
   12,663   QUALCOMM Inc.                                           924,146
--------------------------------------------------------------------------------
   14,529   UTStarcom Inc.(1)                                       439,502
--------------------------------------------------------------------------------
                                                                  2,611,074
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.0%
--------------------------------------------------------------------------------
   68,743   Dell Inc.(1)                                          2,462,374
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 2.3%
--------------------------------------------------------------------------------
   16,437   American Express Co.                                    844,533
--------------------------------------------------------------------------------
   23,595   MBNA Corporation                                        608,515
--------------------------------------------------------------------------------
   34,360   SLM Corporation                                       1,389,862
--------------------------------------------------------------------------------
                                                                  2,842,910
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.9%
--------------------------------------------------------------------------------
   20,351   Standard and Poor's 500
            Depositary Receipt                                    2,330,800
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 3.0%
--------------------------------------------------------------------------------
    4,210   Chicago Mercantile Exchange                             607,798
--------------------------------------------------------------------------------
   53,432   Citigroup Inc.                                        2,484,588
--------------------------------------------------------------------------------
    9,768   Moody's Corp.                                           631,599
--------------------------------------------------------------------------------
                                                                  3,723,985
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 0.1%
--------------------------------------------------------------------------------
    5,240   Jabil Circuit, Inc.(1)                                  131,943
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.0%
--------------------------------------------------------------------------------
    9,160   Baker Hughes Inc.                                       344,874
--------------------------------------------------------------------------------
   10,120   Schlumberger Ltd.                                       642,721
--------------------------------------------------------------------------------
    7,330   Transocean Inc.(1)                                      212,130
--------------------------------------------------------------------------------
                                                                  1,199,725
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 2.7%
--------------------------------------------------------------------------------
   42,119   Wal-Mart Stores, Inc.                                 2,222,199
--------------------------------------------------------------------------------
   16,652   Walgreen Co.                                            602,969
--------------------------------------------------------------------------------
    4,621   Whole Foods Market, Inc.                                441,074
--------------------------------------------------------------------------------
                                                                  3,266,242
--------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
    2,318   Patterson Dental Co.(1)                                 177,304
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT
& SUPPLIES -- 6.3%
--------------------------------------------------------------------------------
    4,337   Alcon, Inc.                                             341,105
--------------------------------------------------------------------------------
    9,380   Baxter International, Inc.                              323,704
--------------------------------------------------------------------------------
   10,663   Biomet Inc.                                             473,864
--------------------------------------------------------------------------------
   32,843   Boston Scientific Corp.(1)                            1,405,680
--------------------------------------------------------------------------------
    9,590   Guidant Corp.                                           535,889
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

VP Ultra - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
    6,295   Inamed Corp.(1)                                    $    395,641
--------------------------------------------------------------------------------
   38,805   Medtronic, Inc.                                       1,890,579
--------------------------------------------------------------------------------
    6,616   St. Jude Medical, Inc.(1)                               500,500
--------------------------------------------------------------------------------
    8,316   Varian Medical Systems, Inc.(1)                         659,875
--------------------------------------------------------------------------------
   13,904   Waters Corp.(1)                                         664,333
--------------------------------------------------------------------------------
    6,815   Zimmer Holdings Inc.(1)                                 601,083
--------------------------------------------------------------------------------
                                                                  7,792,253
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS
& SERVICES -- 2.0%
--------------------------------------------------------------------------------
    5,000   Cerner Corporation(1)                                   222,900
--------------------------------------------------------------------------------
    2,764   Health Management
            Associates, Inc. Cl A                                    61,969
--------------------------------------------------------------------------------
   29,517   UnitedHealth Group Incorporated                       1,837,433
--------------------------------------------------------------------------------
   35,007   WebMD Corporation(1)                                    326,265
--------------------------------------------------------------------------------
                                                                  2,448,567
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 4.2%
--------------------------------------------------------------------------------
   18,690   Applebee's International Inc.                           430,244
--------------------------------------------------------------------------------
   11,861   Brinker International, Inc.(1)                          404,697
--------------------------------------------------------------------------------
   26,989   Carnival Corporation                                  1,268,482
--------------------------------------------------------------------------------
   14,167   Cheesecake Factory Inc.(1)                              563,705
--------------------------------------------------------------------------------
   10,981   International Game Technology                           423,867
--------------------------------------------------------------------------------
   16,256   Krispy Kreme Doughnuts, Inc.(1)                         310,327
--------------------------------------------------------------------------------
   10,219   PF Chang's China Bistro, Inc.(1)                        420,512
--------------------------------------------------------------------------------
   23,142   Starbucks Corporation(1)                              1,006,214
--------------------------------------------------------------------------------
    8,146   Wendy's International, Inc.                             283,807
--------------------------------------------------------------------------------
                                                                  5,111,855
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.2%
--------------------------------------------------------------------------------
    8,090   D.R. Horton, Inc.                                       229,756
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 2.0%
--------------------------------------------------------------------------------
    9,665   Colgate-Palmolive Co.                                   564,919
--------------------------------------------------------------------------------
   35,040   Procter & Gamble Co. (The)                            1,907,578
--------------------------------------------------------------------------------
                                                                  2,472,497
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 3.5%
--------------------------------------------------------------------------------
    8,200   3M Co.                                                  738,082
--------------------------------------------------------------------------------
   58,583   General Electric Co.                                  1,898,089
--------------------------------------------------------------------------------
   48,990   Tyco International Ltd.                               1,623,529
--------------------------------------------------------------------------------
                                                                  4,259,700
--------------------------------------------------------------------------------
INSURANCE -- 5.0%
--------------------------------------------------------------------------------
    8,899   Aflac Inc.                                              363,168
--------------------------------------------------------------------------------
    6,156   Ambac Financial Group, Inc.                             452,097
--------------------------------------------------------------------------------
   28,015   American International Group, Inc.                    1,996,909
--------------------------------------------------------------------------------
      810   Berkshire Hathaway Inc. Cl B(1)                       2,393,550
--------------------------------------------------------------------------------
   13,960   Marsh & McLennan
            Companies, Inc.                                         633,505
--------------------------------------------------------------------------------
    3,230   Progressive Corp.                                       275,519
--------------------------------------------------------------------------------
                                                                  6,114,748
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 5.1%
--------------------------------------------------------------------------------
   30,879   Amazon.com, Inc.(1)                                $  1,679,818
--------------------------------------------------------------------------------
   17,584   eBay Inc.(1)                                          1,616,849
--------------------------------------------------------------------------------
   94,350   InterActiveCorp(1)                                    2,843,709
--------------------------------------------------------------------------------
    3,494   Netflix Inc.(1)                                         125,609
--------------------------------------------------------------------------------
                                                                  6,265,985
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 2.6%
--------------------------------------------------------------------------------
   12,656   Digital River Inc.(1)                                   412,965
--------------------------------------------------------------------------------
   13,326   Sina Corp.(1)                                           439,625
--------------------------------------------------------------------------------
   46,217   VeriSign, Inc.(1)                                       919,718
--------------------------------------------------------------------------------
   38,240   Yahoo! Inc.(1)                                        1,389,260
--------------------------------------------------------------------------------
                                                                  3,161,568
--------------------------------------------------------------------------------
IT SERVICES -- 3.7%
--------------------------------------------------------------------------------
   31,451   Accenture Ltd. Cl A(1)                                  864,273
--------------------------------------------------------------------------------
   32,062   Checkfree Corp.(1)                                      961,860
--------------------------------------------------------------------------------
   22,052   Cognizant Technology
            Solutions Corporation(1)                                560,341
--------------------------------------------------------------------------------
   37,640   First Data Corp.                                      1,675,734
--------------------------------------------------------------------------------
   15,642   Paychex, Inc.                                           529,951
--------------------------------------------------------------------------------
                                                                  4,592,159
--------------------------------------------------------------------------------
MACHINERY -- 0.3%
--------------------------------------------------------------------------------
    7,310   Danaher Corp.                                           379,024
--------------------------------------------------------------------------------
MEDIA -- 2.6%
--------------------------------------------------------------------------------
    5,418   Clear Channel
            Communications, Inc.                                    200,195
--------------------------------------------------------------------------------
    4,630   Comcast Corporation(1)                                  129,779
--------------------------------------------------------------------------------
   12,275   EchoStar Communications
            Corp. Cl A(1)                                           377,456
--------------------------------------------------------------------------------
    3,340   Getty Images Inc.(1)                                    200,400
--------------------------------------------------------------------------------
   16,680   Interpublic Group of
            Companies, Inc.(1)                                      229,016
--------------------------------------------------------------------------------
   10,381   McGraw-Hill
            Companies, Inc. (The)                                   794,873
--------------------------------------------------------------------------------
   14,317   Univision Communications
            Inc. Cl A(1)                                            457,142
--------------------------------------------------------------------------------
   11,212   Viacom, Inc. Cl B                                       400,493
--------------------------------------------------------------------------------
   13,811   XM Satellite Radio
            Holdings Inc.(1)                                        376,902
--------------------------------------------------------------------------------
                                                                  3,166,256
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.1%
--------------------------------------------------------------------------------
   12,865   Family Dollar Stores, Inc.                              391,353
--------------------------------------------------------------------------------
    5,593   Kohl's Corp.(1)                                         236,472
--------------------------------------------------------------------------------
   15,694   Target Corporation                                      666,525
--------------------------------------------------------------------------------
                                                                  1,294,350
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.2%
--------------------------------------------------------------------------------
    3,470   Zebra Technologies Corp. Cl A(1)                        301,890
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

VP Ultra - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
OIL & GAS -- 2.7%
--------------------------------------------------------------------------------
    3,660   Anadarko Petroleum Corp.                           $    214,476
--------------------------------------------------------------------------------
   18,516   Apache Corp.                                            806,372
--------------------------------------------------------------------------------
    2,100   BP plc ADR                                              112,497
--------------------------------------------------------------------------------
    9,412   Burlington Resources, Inc.                              340,526
--------------------------------------------------------------------------------
    2,020   ChevronTexaco Corp.                                     190,102
--------------------------------------------------------------------------------
    1,440   EnCana Corp.                                             62,150
--------------------------------------------------------------------------------
   28,800   Exxon Mobil Corp.                                     1,279,009
--------------------------------------------------------------------------------
    6,340   Occidental Petroleum Corp.                              306,919
--------------------------------------------------------------------------------
                                                                  3,312,051
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.7%
--------------------------------------------------------------------------------
    5,129   Alberto-Culver Company Cl B                             257,168
--------------------------------------------------------------------------------
   11,918   Avon Products, Inc.                                     549,897
--------------------------------------------------------------------------------
                                                                    807,065
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 7.3%
--------------------------------------------------------------------------------
    2,837   Allergan, Inc.                                          253,968
--------------------------------------------------------------------------------
    3,820   American Pharmaceutical
            Partners Inc.(1)                                        116,052
--------------------------------------------------------------------------------
   10,888   Barr Pharmaceuticals Inc.(1)                            366,926
--------------------------------------------------------------------------------
   23,606   Eli Lilly and Company                                 1,650,295
--------------------------------------------------------------------------------
   11,277   Forest Laboratories, Inc. Cl A(1)                       638,617
--------------------------------------------------------------------------------
   28,396   Johnson & Johnson                                     1,581,657
--------------------------------------------------------------------------------
   70,544   Pfizer, Inc.                                          2,418,247
--------------------------------------------------------------------------------
   30,567   Teva Pharmaceutical
            Industries Ltd. ADR                                   2,056,853
--------------------------------------------------------------------------------
                                                                  9,082,615
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 3.4%
--------------------------------------------------------------------------------
   11,254   Analog Devices, Inc.                                    529,838
--------------------------------------------------------------------------------
   20,150   Applied Materials, Inc.(1)                              395,343
--------------------------------------------------------------------------------
   50,700   Intel Corp.                                           1,399,320
--------------------------------------------------------------------------------
    5,484   KLA-Tencor Corp.(1)                                     270,800
--------------------------------------------------------------------------------
    7,599   Maxim Integrated Products, Inc.                         398,340
--------------------------------------------------------------------------------
   25,241   Microchip Technology Inc.                               796,101
--------------------------------------------------------------------------------
    1,218   Taiwan Semiconductor
            Manufacturing Co. Ltd. ADR                               10,122
--------------------------------------------------------------------------------
    9,785   Xilinx, Inc.                                            325,938
--------------------------------------------------------------------------------
                                                                  4,125,802
--------------------------------------------------------------------------------
SOFTWARE -- 6.4%
--------------------------------------------------------------------------------
    6,932   Adobe Systems Inc.                                      322,338
--------------------------------------------------------------------------------
   19,500   Computer Associates
            International, Inc.                                     547,170
--------------------------------------------------------------------------------
   24,938   Electronic Arts Inc.(1)                               1,360,368
--------------------------------------------------------------------------------
   18,924   Intuit Inc.(1)                                          730,088
--------------------------------------------------------------------------------
   88,695   Microsoft Corporation                                 2,533,128
--------------------------------------------------------------------------------
   59,615   Oracle Corp.(1)                                         711,207
--------------------------------------------------------------------------------
    5,260   Red Hat Inc.(1)                                         120,822
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------

   12,387   SAP AG ADR                                         $    517,900
--------------------------------------------------------------------------------
   11,340   Symantec Corp.(1)                                       496,465
--------------------------------------------------------------------------------
   19,145   Veritas Software Corp.(1)                               530,317
--------------------------------------------------------------------------------
                                                                  7,869,803
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 5.2%
--------------------------------------------------------------------------------
   17,848   Bed Bath & Beyond Inc.(1)                               686,256
--------------------------------------------------------------------------------
   19,640   Carmax, Inc.(1)                                         429,527
--------------------------------------------------------------------------------
   14,488   Chico's FAS, Inc.(1)                                    654,278
--------------------------------------------------------------------------------
    5,140   Dick's Sporting Goods Inc.(1)                           171,419
--------------------------------------------------------------------------------
   28,571   Home Depot, Inc.                                      1,005,698
--------------------------------------------------------------------------------
   22,592   Lowe's Companies, Inc.                                1,187,209
--------------------------------------------------------------------------------
    9,706   Michaels Stores, Inc.                                   533,830
--------------------------------------------------------------------------------
   18,475   Petsmart Inc.                                           599,514
--------------------------------------------------------------------------------
    2,270   Tiffany & Co.                                            83,650
--------------------------------------------------------------------------------
   22,731   TJX Companies, Inc. (The)                               548,726
--------------------------------------------------------------------------------
   11,175   Weight Watchers
            International Inc.(1)                                   437,390
--------------------------------------------------------------------------------
                                                                  6,337,497
--------------------------------------------------------------------------------
TEXTILES, APPAREL &
LUXURY GOODS -- 0.4%
--------------------------------------------------------------------------------
    9,508   Coach Inc.(1)                                           429,667
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 0.3%
--------------------------------------------------------------------------------
    4,000   Golden West Financial Corp.                             425,400
--------------------------------------------------------------------------------
TOBACCO -- 0.7%
--------------------------------------------------------------------------------
   17,042   Altria Group Inc.                                       852,952
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES -- 0.8%
--------------------------------------------------------------------------------
   26,749   Nextel Communications, Inc.(1)                          713,128
--------------------------------------------------------------------------------
    8,836   NII Holdings Inc. Cl B(1)                               297,685
--------------------------------------------------------------------------------
                                                                  1,010,813
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $100,754,490)                                             120,279,235
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 1.8%

Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a joint trading
account at 1.16%, dated 6/30/04, due 7/1/04
(Delivery value $2,200,071)
(Cost $2,200,000)                                                 2,200,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $102,954,490)                                            $122,479,235
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1) Non-income producing.

See Notes to Financial Statements.

------
8

Statement of Assets and Liabilities

JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $102,954,490)                                             $122,479,235
-----------------------------------------------------------
Cash                                                                  7,119,484
-----------------------------------------------------------
Receivable for investments sold                                         899,419
-----------------------------------------------------------
Dividends and interest receivable                                        66,558
--------------------------------------------------------------------------------
                                                                    130,564,696
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                     1,875,390
-----------------------------------------------------------
Accrued management fees                                                  92,632
-----------------------------------------------------------
Distribution fees payable                                                 9,966
--------------------------------------------------------------------------------
                                                                      1,977,988
--------------------------------------------------------------------------------

NET ASSETS                                                         $128,586,708
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $121,109,985
-----------------------------------------------------------
Accumulated net investment loss                                        (136,218)
-----------------------------------------------------------
Accumulated net realized loss on
investment transactions                                             (11,911,804)
-----------------------------------------------------------
Net unrealized appreciation
on investments                                                       19,524,745
--------------------------------------------------------------------------------
                                                                   $128,586,708
================================================================================
CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $73,490,809
-----------------------------------------------------------
Shares outstanding                                                    7,624,256
-----------------------------------------------------------
Net asset value per share                                                 $9.64
--------------------------------------------------------------------------------
CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $54,197,475
-----------------------------------------------------------
Shares outstanding                                                    5,635,413
-----------------------------------------------------------
Net asset value per share                                                 $9.62
--------------------------------------------------------------------------------
CLASS III, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                             $898,424
-----------------------------------------------------------
Shares outstanding                                                       93,262
-----------------------------------------------------------
Net asset value per share                                                 $9.63
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
------------------------------------------------------------
Dividends (net of foreign taxes withheld of $2,501)                    $413,882
------------------------------------------------------------
Interest                                                                  8,319
--------------------------------------------------------------------------------
                                                                        422,201
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------------------------
Management fees                                                         509,010
------------------------------------------------------------
Distribution fees -- Class II                                            48,011
------------------------------------------------------------
Directors' fees and expenses                                                901
------------------------------------------------------------
Other expenses                                                              497
--------------------------------------------------------------------------------
                                                                        558,419
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (136,218)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investment transactions                            188,648
------------------------------------------------------------
Change in net unrealized appreciation on investments                  4,759,797
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                      4,948,445
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $4,812,227
================================================================================

See Notes to Financial Statements.

------
10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                  2004            2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                                $   (136,218)   $   (97,954)
-----------------------------------------------
Net realized gain (loss)                                188,648     (1,499,811
-----------------------------------------------
Change in net unrealized appreciation                 4,759,797     14,205,765
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                             4,812,227     12,608,000
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                           33,240,469     43,412,278
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           38,052,696     56,020,278
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  90,534,012     34,513,734
--------------------------------------------------------------------------------
End of period                                      $128,586,708    $90,534,012
================================================================================

Accumulated net investment loss                       ($136,218)          --
================================================================================

See Notes to Financial Statements.

------
11

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is to seek long-term capital growth. The fund pursues this objective by investing primarily in equity securities of large companies that management believes will increase in value over time. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II and Class
III. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the investment manager, American Century Investment Management, Inc. (ACIM),
determines that the current market price of a security owned by a non-money market fund is not readily available, the investment manager may determine its fair value in accordance with procedures adopted by the Board of Directors if such fair value determination would materially impact a fund's net asset value.
Valuations may not be readily available if, for example: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security
(as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in

(continued)

------
12

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2003, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $9,524,886 ($536,838, $6,291,207 and $2,696,841 expiring in 2009, 2010, and 2011, respectively), which may be used to offset future taxable gains.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month.

The annual management fee schedule for the fund is as follows:
-------------------------------------------------------------------------
                                 CLASS I      CLASS II      CLASS III
-------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
-------------------------------------------------------------------------
First $20 billion                1.000%         0.900%        1.000%
-------------------------------------------------------------------------
More than $20 to $30 billion     0.950%         0.850%        0.950%
-------------------------------------------------------------------------
More than $30 to $40 billion     0.925%         0.825%        0.925%
-------------------------------------------------------------------------
Over $40 billion                 0.900%         0.800%        0.900%
-------------------------------------------------------------------------

The effective annual management fee for the six months ended June 30, 2004 for each class of the fund was 1.00%, 0.90%, and 1.00% for Class I, Class II, and
Class III, respectively.

(continued)

------
13

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed daily and paid monthly in arrears based on the Class II average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended June 30, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2004, were $47,300,922 and $19,718,768, respectively.

As of June 30, 2004, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments                                   $105,530,056
================================================================================
Gross tax appreciation of investments                              $18,720,180
-------------------------------------------------------------
Gross tax depreciation of investments                               (1,771,001)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $16,949,179
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(continued)

------
14

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                                     SHARES          AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004

SHARES AUTHORIZED                                 100,000,000
================================================================================
Sold                                                2,128,939    $20,259,337
--------------------------------------------
Redeemed                                           (1,407,929)   (13,230,810)
--------------------------------------------------------------------------------
Net increase                                          721,010
$7,028,527
================================================================================
YEAR ENDED DECEMBER 31, 2003

SHARES AUTHORIZED                                 200,000,000
================================================================================
Sold                                                5,770,133     $47,241,80
--------------------------------------------
Redeemed                                           (3,171,928)   (25,533,066)
--------------------------------------------------------------------------------
Net increase                                        2,598,205    $21,708,743
================================================================================
CLASS II
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004

SHARES AUTHORIZED                                  50,000,000
================================================================================
Sold                                                2,883,214    $27,305,426
--------------------------------------------
Redeemed                                             (175,422)    (1,624,488)
--------------------------------------------------------------------------------
Net increase                                        2,707,792    $25,680,938
================================================================================
YEAR ENDED DECEMBER 31, 2003

SHARES AUTHORIZED                                 100,000,000
================================================================================
Sold                                                2,790,207    $23,622,206
--------------------------------------------
Redeemed                                             (221,397)    (1,930,685)
--------------------------------------------------------------------------------
Net increase                                        2,568,810    $21,691,521
================================================================================
CLASS III
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004

SHARES AUTHORIZED                                  50,000,000
================================================================================
Sold                                                   61,973       $584,628
--------------------------------------------
Redeemed                                               (5,644)       (53,624)
--------------------------------------------------------------------------------
Net increase                                           56,329       $531,004
================================================================================
YEAR ENDED DECEMBER 31, 2003

SHARES AUTHORIZED                                 100,000,000
================================================================================
Sold                                                   43,265       $342,306
--------------------------------------------
Redeemed                                              (41,359)      (330,292)(1)
--------------------------------------------------------------------------------
Net increase                                            1,906       $ 12,014
================================================================================

(1) Net of redemption fees of $716.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2004.

------
15

VP Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)

--------------------------------------------------------------------------------
                                                     CLASS I
--------------------------------------------------------------------------------
                                     2004(1)      2003       2002      2001(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $9.18       $7.35      $9.53      $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment
  Income (Loss)(3)                   (0.01)      (0.01)      0.02       --(4)
----------------------------------
  Net Realized and
  Unrealized Gain (Loss)              0.47        1.84      (2.18)     (0.47)
--------------------------------------------------------------------------------
  Total From Investment
  Operations                          0.46        1.83      (2.16)     (0.47)
--------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income           --          --       (0.02)       --
--------------------------------------------------------------------------------
Net Asset Value, End of Period       $9.64       $9.18      $7.35       $9.53
================================================================================
  TOTAL RETURN(5)                     5.01%      24.90%    (22.71)%    (4.70)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               1.00%(6)      1.01%      1.00%    1.00%(6)
----------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets       (0.20)%(6)    (0.15%)     0.19%    0.16%(6)
----------------------------------
Portfolio Turnover Rate                19%        111%       168%        48%
----------------------------------
Net Assets, End of Period
(in thousands)                      $73,491     $63,364    $31,621     $30,801
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) May 1, 2001 (inception) through December 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

------
16

See Notes to Financial Statements.

VP Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)

--------------------------------------------------------------------------------
                                                     CLASS II
--------------------------------------------------------------------------------
                                      2004(1)          2003          2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $9.16           $7.34           $9.16
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment
  Income (Loss)(3)                    (0.02)          (0.03)          --(4)
----------------------------------
  Net Realized and
  Unrealized Gain (Loss)               0.48            1.85          (1.81)
--------------------------------------------------------------------------------
  Total From Investment
  Operations                           0.46            1.82          (1.81)
--------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income            --              --           (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period        $9.62           $9.16           $7.34
================================================================================
  TOTAL RETURN(5)                      5.02%          24.80%        (19.80)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                1.15%(6)          1.16%        1.15%(6)
----------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets        (0.35)%(6)        (0.30)%       0.07%(6)
----------------------------------
Portfolio Turnover Rate                 19%            111%          168%(7)
----------------------------------
Net Assets, End of Period
(in thousands)                       $54,197         $26,831         $2,635
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) May 1, 2002 (commencement of sale) through December 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
17

VP Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)

-----------------------------------------------------------------------------
                                                    CLASS III
-----------------------------------------------------------------------------
                                      2004(1)          2003         2002(2)
-----------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $9.17           $7.34         $9.08
-----------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment
  Income (Loss)(3)                    (0.01)          (0.02)         0.01
----------------------------------
  Net Realized and
  Unrealized Gain (Loss)               0.47            1.85         (1.74)
-----------------------------------------------------------------------------
  Total From
  Investment Operations                0.46            1.83         (1.73)
-----------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income            --              --          (0.01)
-----------------------------------------------------------------------------
Net Asset Value, End of Period        $9.63           $9.17          $7.34
=============================================================================
  TOTAL RETURN(4)                      5.02%          24.93%       (19.02)%
-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                1.00%(5)          1.01%       1.00%(5)
----------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets        (0.20)%(5)        (0.15)%      0.14%(5)
----------------------------------
Portfolio Turnover Rate                 19%            111%         168%(6)
----------------------------------
Net Assets, End of Period
(in thousands)                         $898            $339          $257
-----------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) May 13, 2002 (commencement of sale) through December 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
18

Share Class Information

Three classes of shares are authorized for sale by the fund: Class I, Class II, and Class III.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of fund shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of the Class I shares.

CLASS III shares are sold through insurance company separate accounts. Class III shareholders do not pay any commissions or other fees to American Century for the purchase of fund shares. However, Class III shares have a 1.00% redemption fee for shares that are redeemed or exchanged within 60 days of purchase.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------
19

Additional Information

The following index is used to illustrate  investment  market,  sector, or style performance  or  to  serve  as a  fund  performance  comparison.  It is  not  an investment product available for purchase.

The DOW JONES  INDUSTRIAL  AVERAGE  (DJIA)  is a  price-weighted  average  of 30
actively   traded  blue  chip  stocks,   primarily   industrials  but  including
service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The  S&P  500 INDEX is a  market-value  weighted  index of the stocks of 500 publicly traded U.S. companies chosen for market size,  liquidity,  and industry group  representation  that are  considered  to be  leading  firms  in  dominant industries.  Each  stock's  weight in the index is  proportionate  to its market value.  Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

------
20

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century logo, American Century and
American Century Investments are service marks
of American Century Services Corporation.

0408                              American Century Investment Services, Inc.
SH-SAN-38970                   (c)2004 American Century Services Corporation

[front cover]

JUNE 30, 2004

American Century Variable Portfolios

Semiannual Report

[graphic of market chart]
[graphic of starfish]
{graphic of side by side steel bridges]

VP Value Fund

[american century logo and text logo]

VP VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION
Share Class Information ...................................................20
Additional Information ....................................................21

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Value - Performance

TOTAL RETURNS AS OF JUNE 30, 2004
                                          ----------------------
                                          AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------
                                                        SINCE     INCEPTION
                                  1 YEAR    5 YEARS   INCEPTION     DATE
-------------------------------------------------------------------------------
CLASS I                           25.20%     6.93%      11.02%     5/1/96
-------------------------------------------------------------------------------
LIPPER MULTI-CAP VALUE INDEX      22.22%     3.63%       9.16%       --
-------------------------------------------------------------------------------
S&P 500 INDEX                     19.11%    -2.20%       8.73%       --
-------------------------------------------------------------------------------
RUSSELL 3000 VALUE INDEX          22.14%     2.63%      10.37%       --
-------------------------------------------------------------------------------
Class II                          25.19%       --        7.59%     8/14/01
-------------------------------------------------------------------------------
Class III                         25.20%       --        9.33%      5/6/02
-------------------------------------------------------------------------------

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
1

VP Value - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made May 1, 1996

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended June 30
----------------------------------------------------------------------------------------------------------
                    1996*     1997     1998      1999       2000      2001       2002     2003     2004
----------------------------------------------------------------------------------------------------------
Class I             2.75%    23.86%   17.80%    11.98%    -15.88%    31.94%      1.12%   -0.49%   25.20%
----------------------------------------------------------------------------------------------------------
Lipper Multi-Cap
Value Index         0.73%    28.73%   20.39%     9.61%     -6.66%    15.14%    -10.89%    2.13%   22.22%
----------------------------------------------------------------------------------------------------------
S&P 500 Index       2.89%    34.70%   30.16%    22.76%      7.25%   -14.83%    -17.99%    0.25%   19.11%
----------------------------------------------------------------------------------------------------------
Russell 3000
Value Index         1.24%    32.66%   27.95%    14.39%     -8.38%    11.64%     -7.75%   -1.23%   22.14%
----------------------------------------------------------------------------------------------------------

* From 5/1/96, the Class I inception date, to 6/30/96. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
2

VP Value - Portfolio Commentary

[photo of Michael Liss, Phil Davidson and Scott Moore]

A PORTFOLIO COMMENTARY FROM MICHAEL LISS, PHIL DAVIDSON AND SCOTT MOORE,
PORTFOLIO MANAGERS ON THE VP VALUE INVESTMENT TEAM.

PERFORMANCE SUMMARY

VP Value was up 6.23%* for the six months ended June 30, 2004, outperforming the
4.59% gain posted by the Lipper Multi-Cap Value Index.

We seek to provide you with solid long-term results, and VP Value's performance over time is a sign of our commitment. From the fund's inception on May 1, 1996, it has produced an average annualized total return of 11.02%, significantly ahead of the 9.16% figure posted by the Lipper Multi-Cap Value Index for the same time period.

THE STOCK MARKET TAKES A BREATHER

Stocks encountered some headwinds during the first half of 2004. As the year unfolded, concerns about higher interest rates, rising energy prices and growing fears about terrorism restrained equities. The S&P 500 Index dropped more than
5% from February 11 to March 24, driven down by profit-taking in the technology sector, disappointing payroll reports, and terrorist attacks in Madrid. The second quarter saw stocks weighed down by signals that the Federal Reserve was ready to hike interest rates and a move by China's central bank to cool that country's economy.

When we closed our books, the S&P 500 showed a gain of 3.44% for the six months, while the Nasdaq Composite and Dow Jones Industrial Average posted returns of
2.43% and 0.80%, respectively. Value-oriented firms generally fared better than their growth counterparts, with all capitalization companies recording strong gains.

SOURCES OF STRENGTH

All 10 of VP Value's sector stakes contributed to results, with industrials proving to be the richest source of absolute performance. Our shares of industrial distributor W.W. Grainger, Inc. emerged as a top contributor as the company improved its productivity by redesigning its network of distribution

TOP TEN HOLDINGS
AS OF JUNE 30, 2004
----------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         6/30/04              12/31/03
----------------------------------------------------------------------------
SunTrust Banks, Inc.                      3.5%                  4.1%
----------------------------------------------------------------------------
Union Pacific Corp.                       3.4%                  1.1%
----------------------------------------------------------------------------
Kraft Foods Inc.                          2.8%                  2.8%
----------------------------------------------------------------------------
Martin Marietta
Materials, Inc.                           2.7%                  2.5%
----------------------------------------------------------------------------
Exxon Mobil Corp.                         2.7%                  3.9%
----------------------------------------------------------------------------
Bank of America Corp.                     2.6%                  1.1%
----------------------------------------------------------------------------
MetLife, Inc.                             2.5%                  1.6%
----------------------------------------------------------------------------
Marsh & McLennan
Companies, Inc.                           2.5%                  1.1%
----------------------------------------------------------------------------
Royal Dutch Petroleum
Co. New York Shares                       2.4%                  2.3%
----------------------------------------------------------------------------
FPL Group, Inc.                           2.3%                  1.0%
----------------------------------------------------------------------------

* All fund returns referenced in this commentary are for Class I shares.
(continued)

------
4

VP Value - Portfolio Commentary

centers. Stand-outs in this area also included defense and aerospace systems supplier Raytheon Co., one of the portfolio's top-ten contributing securities, which benefited from increasing government and defense sales during the first quarter and a higher-than-expected earnings forecast for 2004.

Financials, representing about a fifth of the portfolio on average during the period, were lifted by Freddie Mac, whose shares have risen following partial resolution of accounting issues that plagued the company in 2003. American
International Group and Allstate Corp. were other strong contributors as both insurance giants benefited from improving fundamentals across the industry and higher prices for premiums.

DEMAND FOR CONSUMER STAPLES

Companies that produce everyday household products and staples such as food and beverages often are in a position to hold their value during periods of economic uncertainty, as consumers tend to continue those purchases. Household products leader Kimberly-Clark was our top contributor for the period, buoyed by a gain in market share, the result of an improving competitive position as well as ongoing increases in its dividend and share buybacks.

MIXED RESULTS IN ENERGY

Firms in the oil and gas industry generally enjoyed a run up in response to rising demand and concerns that Middle Eastern shipments could be disrupted by violence in Iraq. The strongest performance in this group came from Exxon Mobil
Corp. and BP plc.

SOME DETRACTORS

Some holdings detracted from absolute performance during the period. Two hailed from the auto components industry. Superior Industries International struggled due to pricing and margin pressures, while aluminum wheel maker TRW Automotive's progress was restrained due to costs associated with debt repayment transactions. We believe both firms' problems are transitory, and are maintaining our stake in each.

As the year progresses, we will continue to follow our long-held investment discipline--searching for fundamentally sound businesses that, because of transitory issues, are selling at what we believe to be below fair market value.

TOP FIVE INDUSTRIES
AS OF JUNE 30, 2004
-----------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        6/30/04              12/31/03
-----------------------------------------------------------------------------
Insurance                                11.5%                 8.6%
-----------------------------------------------------------------------------
Commercial Banks                          7.8%                 6.6%
-----------------------------------------------------------------------------
Oil & Gas                                 6.5%                 8.8%
-----------------------------------------------------------------------------
Pharmaceuticals                           5.7%                 4.3%
-----------------------------------------------------------------------------
Food Products                             5.7%                 4.9%
-----------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                AS OF
                                        6/30/04              12/31/03
--------------------------------------------------------------------------------
Common Stocks                            97.7%                97.1%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               2.3%                 2.9%
--------------------------------------------------------------------------------

------
5

VP Value - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                                                               Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 97.7%

AEROSPACE & DEFENSE -- 1.9%
-------------------------------------------------------------------------------
    487,100    Honeywell International Inc.                   $   17,842,473
-------------------------------------------------------------------------------
    237,800    Lockheed Martin Corp.                              12,384,624
-------------------------------------------------------------------------------
    439,340    Raytheon Company                                   15,715,192
-------------------------------------------------------------------------------
                                                                  45,942,289
-------------------------------------------------------------------------------
AUTO COMPONENTS -- 1.5%
-------------------------------------------------------------------------------
    538,456    Superior Industries
               International, Inc.                                18,011,353
-------------------------------------------------------------------------------
    978,151    TRW Automotive
               Holdings Corp.(1)                                  18,438,147
-------------------------------------------------------------------------------
                                                                  36,449,500
-------------------------------------------------------------------------------
AUTOMOBILES -- 0.6%
-------------------------------------------------------------------------------
    378,300    Toyota Motor Corp. ORD                             15,371,970
-------------------------------------------------------------------------------
BEVERAGES -- 1.0%
-------------------------------------------------------------------------------
    437,300    Anheuser-Busch
               Companies, Inc.                                    23,614,200
-------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.5%
-------------------------------------------------------------------------------
    407,100    Masco Corp.                                        12,693,378
-------------------------------------------------------------------------------
CAPITAL MARKETS -- 3.5%
-------------------------------------------------------------------------------
  1,343,923    Edwards (A.G.), Inc.                               45,733,700
-------------------------------------------------------------------------------
    338,900    Merrill Lynch & Co., Inc.                          18,293,822
-------------------------------------------------------------------------------
    398,100    Morgan Stanley                                     21,007,737
-------------------------------------------------------------------------------
                                                                  85,035,259
-------------------------------------------------------------------------------
CHEMICALS -- 2.3%
-------------------------------------------------------------------------------
    297,811    Air Products & Chemicals, Inc.                     15,620,187
-------------------------------------------------------------------------------
    278,600    Ecolab Inc.                                         8,831,620
-------------------------------------------------------------------------------
    171,016    International Flavors &
               Fragrances Inc.                                     6,395,998
-------------------------------------------------------------------------------
    211,417    Minerals Technologies Inc.                         12,262,186
-------------------------------------------------------------------------------
    293,900    Rohm and Haas Co.                                  12,220,362
-------------------------------------------------------------------------------
                                                                  55,330,353
-------------------------------------------------------------------------------
COMMERCIAL BANKS -- 7.8%
-------------------------------------------------------------------------------
    745,800    Bank of America Corp.                              63,109,596
-------------------------------------------------------------------------------
    481,900    BB&T Corporation                                   17,815,843
-------------------------------------------------------------------------------
    143,000    Marshall & Ilsley Corp.                             5,589,870
-------------------------------------------------------------------------------
  1,296,497    SunTrust Banks, Inc.                               84,259,340
-------------------------------------------------------------------------------
    292,300    Zions Bancorporation                               17,961,835
-------------------------------------------------------------------------------
                                                                 188,736,484
-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 2.8%
-------------------------------------------------------------------------------
  1,303,702    Republic Services, Inc. Cl A                       37,729,136
-------------------------------------------------------------------------------
  1,006,317    Waste Management, Inc.                             30,843,616
-------------------------------------------------------------------------------
                                                                  68,572,752
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.9%
-------------------------------------------------------------------------------
  1,445,200    Nokia Oyj ADR                                      21,013,208
-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.1%
-------------------------------------------------------------------------------
     99,700    International Business
               Machines Corp.                                 $    8,788,555
-------------------------------------------------------------------------------
  1,294,600    Seagate Technology                                 18,681,078
-------------------------------------------------------------------------------
                                                                  27,469,633
-------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 2.7%
-------------------------------------------------------------------------------
  1,494,712    Martin Marietta Materials, Inc.                    66,260,583
-------------------------------------------------------------------------------
DIVERSIFIED -- 1.0%
-------------------------------------------------------------------------------
    213,200    Standard and Poor's 500
               Depositary Receipt                                 24,417,796
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
-------------------------------------------------------------------------------
    281,900    Citigroup Inc.                                     13,108,350
-------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.4%
-------------------------------------------------------------------------------
    593,366    CenturyTel Inc.                                    17,824,715
-------------------------------------------------------------------------------
    270,067    Commonwealth Telephone
               Enterprise Inc.(1)                                 12,090,900
-------------------------------------------------------------------------------
    479,628    SBC Communications Inc.                            11,630,979
-------------------------------------------------------------------------------
  1,137,800    Verizon Communications                             41,176,981
-------------------------------------------------------------------------------
                                                                  82,723,575
-------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 4.1%
-------------------------------------------------------------------------------
    590,874    Ameren Corp.                                       25,383,947
-------------------------------------------------------------------------------
    863,983    FPL Group, Inc.                                    55,251,713
-------------------------------------------------------------------------------
    561,000    Wisconsin Energy Corp.                             18,294,210
-------------------------------------------------------------------------------
                                                                  98,929,870
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 2.0%
-------------------------------------------------------------------------------
    662,900    Emerson Electric Co.                               42,127,295
-------------------------------------------------------------------------------
    210,124    Thomas & Betts Corp.                                5,721,677
-------------------------------------------------------------------------------
                                                                  47,848,972
-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.1%
-------------------------------------------------------------------------------
  1,764,300    AVX Corp.                                          25,494,135
-------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.0%
-------------------------------------------------------------------------------
    296,100    Diamond Offshore Drilling, Inc.                     7,056,063
-------------------------------------------------------------------------------
    623,700    Global SantaFe Corp.                               16,528,050
-------------------------------------------------------------------------------
                                                                  23,584,113
-------------------------------------------------------------------------------
FOOD PRODUCTS -- 5.7%
-------------------------------------------------------------------------------
    951,136    Campbell Soup Company                              25,566,536
-------------------------------------------------------------------------------
  2,147,500    Kraft Foods Inc.                                   68,032,800
-------------------------------------------------------------------------------
    626,600    Unilever N.V. New York Shares                      42,928,366
-------------------------------------------------------------------------------
                                                                 136,527,702
-------------------------------------------------------------------------------
GAS UTILITIES -- 2.7%
-------------------------------------------------------------------------------
  1,264,261    AGL Resources Inc.                                 36,726,782
-------------------------------------------------------------------------------
    963,800    WGL Holdings Inc.                                  27,680,336
-------------------------------------------------------------------------------
                                                                  64,407,118
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
-------------------------------------------------------------------------------
    235,820    Hospira Inc.(1)                                     6,508,632
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                (continued)

------
6

VP Value - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                                                               Value
-------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 2.5%
-------------------------------------------------------------------------------
    632,600    HCA Inc.                                       $   26,309,834
-------------------------------------------------------------------------------
    746,300    Universal Health
               Services, Inc. Cl B                                34,247,707
-------------------------------------------------------------------------------
                                                                  60,557,541
-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 3.2%
-------------------------------------------------------------------------------
    599,459    Brinker International, Inc.(1)                     20,453,541
-------------------------------------------------------------------------------
    806,959    Darden Restaurants, Inc.                           16,583,007
-------------------------------------------------------------------------------
    791,900    Outback Steakhouse, Inc.                           32,752,984
-------------------------------------------------------------------------------
    187,454    Speedway Motorsports Inc.                           6,268,462
-------------------------------------------------------------------------------
                                                                  76,057,994
-------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.6%
-------------------------------------------------------------------------------
    570,200    Newell Rubbermaid Inc.                             13,399,700
-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.7%
-------------------------------------------------------------------------------
    217,422    Clorox Company                                     11,692,955
-------------------------------------------------------------------------------
    432,800    Kimberly-Clark Corp.                               28,512,864
-------------------------------------------------------------------------------
                                                                  40,205,819
-------------------------------------------------------------------------------
INSURANCE -- 11.5%
-------------------------------------------------------------------------------
    334,300    Allstate Corp.                                     15,561,665
-------------------------------------------------------------------------------
    423,800    American International
               Group, Inc.                                        30,208,464
-------------------------------------------------------------------------------
        202    Berkshire Hathaway Inc. Cl A(1)                    17,967,900
-------------------------------------------------------------------------------
    615,900    Chubb Corp.                                        41,992,062
-------------------------------------------------------------------------------
    539,400    Genworth Financial Inc.(1)                         12,379,230
-------------------------------------------------------------------------------
    812,400    Horace Mann Educators Corp.                        14,200,752
-------------------------------------------------------------------------------
    490,100    Jefferson-Pilot Corp.                              24,897,080
-------------------------------------------------------------------------------
  1,336,100    Marsh & McLennan
               Companies, Inc.                                    60,632,218
-------------------------------------------------------------------------------
  1,699,562    MetLife, Inc.                                      60,929,298
-------------------------------------------------------------------------------
                                                                 278,768,669
-------------------------------------------------------------------------------
IT SERVICES -- 1.3%
-------------------------------------------------------------------------------
    438,398    BISYS Group Inc. (The)(1)                           6,163,876
-------------------------------------------------------------------------------
    512,072    DST Systems, Inc.(1)                               24,625,542
-------------------------------------------------------------------------------
                                                                  30,789,418
-------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
-------------------------------------------------------------------------------
    850,000    Mattel, Inc.                                       15,512,500
-------------------------------------------------------------------------------
MACHINERY -- 0.8%
-------------------------------------------------------------------------------
    433,810    Dover Corp.                                        18,263,401
-------------------------------------------------------------------------------
MEDIA -- 3.3%
-------------------------------------------------------------------------------
    280,201    ADVO, Inc.                                          9,224,217
-------------------------------------------------------------------------------
    307,700    Dow Jones & Co. Inc.                               13,877,270
-------------------------------------------------------------------------------
    828,333    New York Times Co. (The) Cl A                      37,034,768
-------------------------------------------------------------------------------
    607,500    Valassis Communications, Inc.(1)                   18,510,525
-------------------------------------------------------------------------------
                                                                  78,646,780
-------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.5%
-------------------------------------------------------------------------------
    626,500    Dollar General Corp.                               12,254,340
-------------------------------------------------------------------------------
OIL & GAS -- 6.5%
-------------------------------------------------------------------------------
    630,700    BP plc ADR                                     $   33,786,599
-------------------------------------------------------------------------------
  1,465,100    Exxon Mobil Corp.                                  65,065,091
-------------------------------------------------------------------------------
  1,122,113    Royal Dutch Petroleum Co.
               New York Shares                                    57,979,579
-------------------------------------------------------------------------------
                                                                 156,831,269
-------------------------------------------------------------------------------
PHARMACEUTICALS -- 5.7%
-------------------------------------------------------------------------------
    733,800    Abbott Laboratories                                29,909,688
-------------------------------------------------------------------------------
  1,458,024    Bristol-Myers Squibb Co.                           35,721,588
-------------------------------------------------------------------------------
    632,400    Merck & Co., Inc.                                  30,039,000
-------------------------------------------------------------------------------
    649,300    Schering-Plough Corp.                              11,999,064
-------------------------------------------------------------------------------
  1,120,800    Watson Pharmaceuticals, Inc.(1)                    30,149,520
-------------------------------------------------------------------------------
                                                                 137,818,860
-------------------------------------------------------------------------------
ROAD & RAIL -- 3.4%
-------------------------------------------------------------------------------
  1,392,665    Union Pacific Corp.                                82,793,934
-------------------------------------------------------------------------------
SOFTWARE -- 2.9%
-------------------------------------------------------------------------------
    825,500    Microsoft Corporation                              23,576,280
-------------------------------------------------------------------------------
    697,123    Reynolds & Reynolds Co. Cl A                       16,124,455
-------------------------------------------------------------------------------
  1,082,343    Synopsys, Inc.(1)                                  30,771,011
-------------------------------------------------------------------------------
                                                                  70,471,746
-------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.5%
-------------------------------------------------------------------------------
    286,853    Sherwin-Williams Co.                               11,918,742
-------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.0%
-------------------------------------------------------------------------------
    257,533    Jones Apparel Group, Inc.                          10,167,403
-------------------------------------------------------------------------------
  1,040,342    Liz Claiborne, Inc.                                37,431,505
-------------------------------------------------------------------------------
                                                                  47,598,908
-------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.9%
-------------------------------------------------------------------------------
    738,600    Freddie Mac                                        46,753,380
-------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.4%
-------------------------------------------------------------------------------
    165,356    Grainger (W.W.), Inc.                               9,507,970
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $2,144,986,359)                                          2,358,190,843
-------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 2.3%

Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a joint trading
account at 1.16%, dated
6/30/04, due 7/1/04
(Delivery value $54,301,750)
(Cost $54,300,000)                                                54,300,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES - 100.0%
(Cost $2,199,286,359)                                         $2,412,490,843
================================================================================

See Notes to Financial Statements.                                  (continued)

------
7

VP Value - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

 Contracts to Sell            Settlement Date         Value          Unrealized Gain
---------------------------------------------------------------------------------------
   29,433,850 Euro for USD         7/30/04         $ 35,835,850          $ 20,977
---------------------------------------------------------------------------------------
   47,240,805 Euro for USD         7/30/04           57,515,902            70,738
---------------------------------------------------------------------------------------
   23,316,375 Euro for USD         7/30/04           28,387,797            17,197
---------------------------------------------------------------------------------------
    7,571,975 GBP for USD          7/30/04           13,717,830           100,505
---------------------------------------------------------------------------------------
   10,962,290 GBP for USD          7/30/04           19,859,922           147,760
---------------------------------------------------------------------------------------
1,195,572,000 JPY for USD          7/30/04           11,003,844           101,538
---------------------------------------------------------------------------------------
                                                   $166,321,145          $458,715
                                                =======================================

(Value on Settlement Date $166,779,860)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

GBP = British Pounds

JPY = Japanese Yen

ORD = Foreign Ordinary Share

USD = United States Dollars

(1)  Non-income producing.

See Notes to Financial Statements.

------
8

Statement of Assets and Liabilities

JUNE 30, 2004 (UNAUDITED)

ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $2,199,286,359)                                         $2,412,490,843
-----------------------------------------------------------
Cash                                                                  2,773,377
-----------------------------------------------------------
Receivable for investments sold                                      35,173,774
-----------------------------------------------------------
Receivable for forward foreign
currency exchange contracts                                             458,715
-----------------------------------------------------------
Dividends and interest receivable                                     2,579,384
--------------------------------------------------------------------------------
                                                                  2,453,476,093
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                    61,755,633
-----------------------------------------------------------
Accrued management fees                                               1,768,439
-----------------------------------------------------------
Distribution fees payable                                                63,283
--------------------------------------------------------------------------------
                                                                     63,587,355
--------------------------------------------------------------------------------

NET ASSETS                                                       $2,389,888,738
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                          $2,018,915,087
-----------------------------------------------------------
Undistributed net investment income                                  12,570,000
-----------------------------------------------------------
Undistributed net realized gain on investment
and foreign currency transactions                                   146,551,417
-----------------------------------------------------------
Net unrealized appreciation on
investments and translation of assets
and liabilities in foreign currencies                               211,852,234
--------------------------------------------------------------------------------
                                                                 $2,389,888,738
================================================================================
CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                       $2,065,446,795
-----------------------------------------------------------
Shares outstanding                                                  254,037,084
-----------------------------------------------------------
Net asset value per share                                                 $8.13
--------------------------------------------------------------------------------
CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $320,730,185
-----------------------------------------------------------
Shares outstanding                                                   39,457,059
-----------------------------------------------------------
Net asset value per share                                                 $8.13
--------------------------------------------------------------------------------
CLASS III, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $3,711,758
-----------------------------------------------------------
Shares outstanding                                                      456,531
-----------------------------------------------------------
Net asset value per share                                                 $8.13
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------
Dividends (net of foreign taxes withheld of $519,651)            $  23,388,211
--------------------------------------------------------
Interest                                                               308,224
--------------------------------------------------------------------------------
                                                                    23,696,435
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------
Management fees                                                     10,385,847
--------------------------------------------------------
Distribution fees - Class II                                           330,755
--------------------------------------------------------
Directors' fees and expenses                                            16,284
--------------------------------------------------------
Other expenses                                                          11,805
--------------------------------------------------------------------------------
                                                                    10,744,691
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                               12,951,744
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN ON:
--------------------------------------------------------
Investment transactions                                            202,838,501
--------------------------------------------------------
Foreign currency transactions                                        5,296,198
--------------------------------------------------------------------------------
                                                                   208,134,699
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
--------------------------------------------------------
Investments                                                        (82,894,810)
--------------------------------------------------------
Translation of assets and
liabilities in foreign currencies                                   (1,409,762)
--------------------------------------------------------------------------------
                                                                   (84,304,572)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                   123,830,127
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $136,781,871
================================================================================

See Notes to Financial Statements.

------
10

Statement of Changes in Net Assets

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
AND YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                               2004             2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                        $    12,951,744     $ 23,161,953
-----------------------------------------
Net realized gain                                208,134,699      106,185,444
-----------------------------------------
Change in net
unrealized appreciation                          (84,304,572)     326,711,971
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                        136,781,871      456,059,368
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-----------------------------------------
  Class I                                        (20,153,212)     (16,414,513)
-----------------------------------------
  Class II                                        (2,176,260)        (955,890)
-----------------------------------------
  Class III                                          (25,471)          (7,827)
-----------------------------------------
From net realized gains:
-----------------------------------------
  Class I                                        (15,633,098)              --
-----------------------------------------
  Class II                                        (1,997,564)              --
-----------------------------------------
  Class III                                          (19,758)              --
--------------------------------------------------------------------------------
Decrease in net assets from distributions        (40,005,363)     (17,378,230)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions                  153,572,346      152,240,223
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                       250,348,854      590,921,361
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                            2,139,539,884    1,548,618,523
--------------------------------------------------------------------------------
End of period                                 $2,389,888,738   $2,139,539,884
================================================================================

Undistributed net investment income              $12,570,000      $21,973,199
================================================================================

See Notes to Financial Statements.

------
11

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is long-term capital growth. Income is a secondary objective. The fund seeks to achieve its investment objective by investing primarily in equity securities of companies management believes to be undervalued at the time of purchase. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II and Class
III. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the investment manager, American Century Investment Management, Inc. (ACIM),
determines that the current market price of a security owned by a non-money market fund is not readily available, the investment manager may determine its fair value in accordance with procedures adopted by the Board of Directors if such fair value determination would materially impact a fund's net asset value.
Valuations may not be readily available if, for example: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security
(as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on

(continued)

------
12

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The fund has elected to treat $307,593 of net foreign currency losses incurred in the two-month period ended December 31, 2003, as having been incurred in the following fiscal year for federal income tax purposes.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
13

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month.

The annual management fee schedule for each class is as follows:
-------------------------------------------------------------------------------
                                   CLASS I       CLASS II        CLASS III
-------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
-------------------------------------------------------------------------------
First $500 million                 1.00%           0.90%           1.00%
-------------------------------------------------------------------------------
Next $500 million                  0.95%           0.85%           0.95%
-------------------------------------------------------------------------------
Over $1 billion                    0.90%           0.80%           0.90%
-------------------------------------------------------------------------------

The effective annual management fee for the six months ended June 30, 2004 was
0.93%, 0.83%, and 0.93% for Class I, Class II, and Class III, respectively.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed daily and paid monthly in arrears based on the Class II average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended June 30, 2004,  the fund  invested in a money market fund for  temporary  purposes,  which  was  managed  by J.P.  Morgan  Investment
Management,  Inc.  (JPMIM).  JPMIM is a wholly owned  subsidiary of J.P.  Morgan
Chase &  Co.  (JPM).  JPM is an equity  investor in ACC. The fund has a bank line of credit  agreement  with JPMorgan  Chase Bank (JPMCB).  JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2004, were $1,796,619,095 and $1,638,105,633, respectively.

As of June 30, 2004, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                 $2,260,844,097
================================================================================
Gross tax appreciation of investments                             $175,950,063
--------------------------------------------------------------
Gross tax depreciation of investments                              (24,303,317)
--------------------------------------------------------------------------------
Net tax appreciation of investments                               $151,646,746
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(continued)

------
14

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:
--------------------------------------------------------------------------------
                                                  SHARES          AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004
SHARES AUTHORIZED                             600,000,000
================================================================================
Sold                                           17,849,955     $142,199,227
----------------------------------------
Issued in reinvestment of distributions         4,467,704       35,786,310
----------------------------------------
Redeemed                                      (14,732,397)    (116,875,912)
--------------------------------------------------------------------------------
Net increase                                    7,585,262     $ 61,109,625
================================================================================
YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                             500,000,000
================================================================================
Sold                                           56,209,783     $374,051,568
----------------------------------------
Issued in reinvestment of distributions         3,034,106       16,414,513
----------------------------------------
Redeemed                                      (52,331,377)    (336,610,636)
--------------------------------------------------------------------------------
Net increase                                    6,912,512     $ 53,855,445
================================================================================
CLASS II
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004
SHARES AUTHORIZED                             100,000,000
================================================================================
Sold                                           11,633,637      $92,312,198
----------------------------------------
Issued in reinvestment of distributions           521,077        4,173,824
----------------------------------------
Redeemed                                         (733,623)      (5,796,156)
--------------------------------------------------------------------------------
Net increase                                   11,421,091      $90,689,866
================================================================================
YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                             100,000,000
================================================================================
Sold                                           14,880,290     $100,119,973
----------------------------------------
Issued in reinvestment of distributions           176,690          955,890
----------------------------------------
Redeemed                                         (603,643)      (3,901,251)
--------------------------------------------------------------------------------
Net increase                                   14,453,337     $ 97,174,612
================================================================================
CLASS III
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004
SHARES AUTHORIZED                              50,000,000
================================================================================
Sold                                              264,855       $2,103,553
----------------------------------------
Issued in reinvestment of distributions             5,647           45,229
----------------------------------------
Redeemed                                          (47,564)
(375,927)(1)
--------------------------------------------------------------------------------
Net increase                                      222,938       $1,772,855
================================================================================
YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                             100,000,000
================================================================================
Sold                                              317,372       $2,161,508
----------------------------------------
Issued in reinvestment of distributions             1,447            7,827
----------------------------------------
Redeemed                                         (143,379)
(959,169)(2)
--------------------------------------------------------------------------------
Net increase                                      175,440       $1,210,166
================================================================================

(1) Net of redemption fees of $134.

(2) Net of redemption fees of $1,888.

(continued)

------
15

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2004.

------
16

VP Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
----------------------------------------------------------------------------------------------------------
                                                             CLASS I
----------------------------------------------------------------------------------------------------------
                             2004(1)       2003         2002         2001          2000         1999
----------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $7.79        $6.12        $7.44        $6.67         $5.95         $6.73
----------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income                      0.05(2)      0.09(2)      0.08(2)      0.08(2)        0.08         0.08
---------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                 0.43         1.65        (0.95)        0.77          0.90        (0.15)
----------------------------------------------------------------------------------------------------------
  Total From
  Investment
  Operations                  0.48         1.74        (0.87)        0.85          0.98        (0.07)
----------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.08)       (0.07)       (0.06)       (0.08)        (0.07)       (0.07)
---------------------------
  From Net
  Realized Gains             (0.06)         --         (0.39)         --          (0.19)       (0.64)
----------------------------------------------------------------------------------------------------------
  Total Distributions        (0.14)       (0.07)       (0.45)       (0.08)        (0.26)       (0.71)
----------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $8.13        $7.79        $6.12        $7.44         $6.67         $5.95
==========================================================================================================
  TOTAL RETURN(3)             6.23%       28.96%      (12.62)%      12.82%        18.14%       (0.85)%
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets          0.94%(4)       0.95%        0.95%        0.97%         1.00%        1.00%
---------------------------
Ratio of Net
Investment Income
to Average Net Assets       1.16%(4)       1.37%        1.17%        1.28%         1.81%        1.40%
---------------------------
Portfolio Turnover Rate        74%         109%         106%         174%          159%         118%
---------------------------
Net Assets, End of
Period (in thousands)      $2,065,447   $1,919,580   $1,465,287   $1,424,235     $672,214     $416,166
----------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
17

VP Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                   CLASS II
--------------------------------------------------------------------------------

                                   2004(1)     2003        2002      2001(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $7.78      $6.11       $7.44      $7.19
--------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment
  Income(3)                         0.04       0.08        0.07       0.02
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            0.44       1.65       (0.95)      0.23
--------------------------------------------------------------------------------
  Total From
  Investment Operations             0.48       1.73       (0.88)      0.25
--------------------------------------------------------------------------------
Distributions
------------------------------
  From Net Investment Income       (0.07)     (0.06)      (0.06)        --
------------------------------
  From Net Realized Gains          (0.06)       --        (0.39)        --
--------------------------------------------------------------------------------
  Total Distributions              (0.13)     (0.06)      (0.45)        --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                      $8.13      $7.78       $6.11       $7.44
================================================================================
  TOTAL RETURN(4)                   6.21%     28.81%     (12.81)%     3.48%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             1.09%(5)     1.10%       1.10%    1.11%(5)
------------------------------
Ratio of Net Investment
Income to Average Net Assets      1.01%(5)     1.22%       1.02%    0.81%(5)
------------------------------
Portfolio Turnover Rate              74%       109%        106%      174%(6)
------------------------------
Net Assets, End of Period
(in thousands)                    $320,730   $218,141    $82,976     $17,145
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) August 14, 2001 (commencement of sale) through December 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

------
18

VP Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                       CLASS III
--------------------------------------------------------------------------------
                                        2004(1)          2003        2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                     $7.79           $6.12        $6.92
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income(3)               0.05            0.09         0.06
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 0.43            1.65        (0.86)
--------------------------------------------------------------------------------
  Total From Investment Operations       0.48            1.74        (0.80)
--------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income            (0.08)          (0.07)         --
-----------------------------------
  From Net Realized Gains               (0.06)            --           --
--------------------------------------------------------------------------------
  Total Distributions                   (0.14)          (0.07)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period          $8.13           $7.79         $6.12
================================================================================
  TOTAL RETURN(4)                        6.23%          28.96%       (11.56)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.94%(5)          0.95%      0.95%(5)
-----------------------------------
Ratio of Net Investment
-----------------------------------
Income to Average Net Assets           1.16%(5)          1.37%      1.50%(5)
-----------------------------------
Portfolio Turnover Rate                   74%            109%        106%(6)
-----------------------------------
Net Assets, End of Period
(in thousands)                          $3,712          $1,819        $356
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) May 6, 2002 (commencement of sale) through December 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
19

Share Class Information

Three classes of shares are authorized for sale by the fund: Class I, Class II, and Class III.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of the Class I shares.

CLASS III shares are sold through insurance company separate accounts. Class III shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares. However, Class III shares have a 1.00%
redemption fee for shares that are redeemed or exchanged within 60 days of purchase.

All classes of shares represent a pro rata interest in the portfolio and generally have the same rights and preferences. Because all shares of the portfolio are sold through insurance company separate accounts, additional fees may apply.

------
20

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The LIPPER MULTI-CAP VALUE INDEX is an equally-weighted index of, typically, the
30 largest mutual funds that use a value investment strategy to purchase securities of companies of all market capitalizations.

The NASDAQ COMPOSITE INDEX is a market-value weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The RUSSELL 3000 INDEX measures the performance of the 3,000 largest U.S.
companies based on total market capitalization, which represents approximately
98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4 billion; the median market capitalization was approximately $700 million. The index had a total market capitalization range of approximately $309 billion to $128 million. The RUSSELL
3000 VALUE INDEX measures the performance of those Russell 3000 Index companies
(the 3,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The  S&P  500 INDEX is a  market-value  weighted  index of the stocks of 500 publicly traded U.S. companies chosen for market size,  liquidity,  and industry group  representation  that are  considered  to be  leading  firms  in  dominant industries.  Each  stock's  weight in the index is  proportionate  to its market value.  Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

------
21

Notes

------
22

Notes

------
23

Notes

------
24

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century logo, American Century and
American Century Investments are service marks
of American Century Services Corporation.

0408                     American Century Investment Services, Inc.
SH-SAN-38967             (c)2004 American Century Services Corporation

[front cover]

JUNE 30, 2004

[graphic of chart]

[graphic of starfish]

[graphic of two steal bridges]

American Century Variable Portfolios
Semiannual Report

VP Vista Fund

[american century logo and text logo]

VP VISTA

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information. . . . . . . . . . . . . . . . . . . . . . . . . . .15

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Vista - Performance

 TOTAL RETURNS AS OF JUNE 30, 2004
                                               --------------
                                               AVERAGE ANNUAL
                                                   RETURNS
--------------------------------------------------------------------------------
                                                   SINCE         INCEPTION
                                   1 YEAR        INCEPTION         DATE
--------------------------------------------------------------------------------
CLASS I                             31.98%         9.17%          10/5/01
--------------------------------------------------------------------------------
RUSSELL MIDCAP GROWTH INDEX         27.33%        10.75%            --
--------------------------------------------------------------------------------

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made October 5, 2001

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended June 30
----------------------------------------------------------------------------
                                          2002*      2003       2004
----------------------------------------------------------------------------
Class I                                  -3.20%     -0.52%     31.98%
----------------------------------------------------------------------------
Russell Midcap Growth Index              -3.25%      7.35%     27.33%
----------------------------------------------------------------------------

* From 10/5/01, the fund's inception date, through 6/30/02. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
2

VP Vista - Portfolio Commentary

[photo of Glenn Fogle and David M. Hollond}

A PORTFOLIO COMMENTARY FROM GLENN FOGLE AND DAVID M. HOLLOND, PORTFOLIO MANAGERS
ON THE VP VISTA INVESTMENT TEAM.

VP Vista gained 9.66% in the six months ended June 30, 2004, surpassing its benchmark, the Russell Midcap Growth Index, which rose 5.94%.

The period saw changes on VP Vista's management team. Portfolio manager David
Rose moved to another American Century team in March. David Hollond, who has been an analyst on the team since 1998, was promoted to portfolio manager.

VP Vista's performance was particularly noteworthy given that the growth style of investing generally lagged its value counterparts: Looking at the Russell indices, smaller-capitalization stocks outperformed larger issues, and value stocks beat growth offerings in all capitalization ranges. Small cap value performed best, yet VP Vista exceeded the 7.83% return of the small-cap value proxy, the Russell 2000 Value Index. VP Vista's longer term performance is equally impressive.

VP Vista's advance during the six months covered by this report was achieved as the market fought a number of headwinds. The stock market began the year with the wind at its back as the upswing in economic growth, corporate profits, and stock returns in late 2003 carried into January. The rally lost momentum, however, amid concerns about the sustainability of the economic expansion given weak job growth, high oil prices, and the threat of higher interest rates.
Terrorism fears and continued violence in Iraq also restrained investor sentiment.

In this environment, VP Vista's health care stake was the primary boost to performance. The biggest gains came from pharmaceutical companies. Reports that the FDA designated the new multiple sclerosis drug Antegren for priority review and accelerated approval helped ignite the shares of Elan. This biopharmaceutical company filed their Antegren application about a year earlier than expected based on positive clinical trials. Similarly, ImClone Systems's stock surged in part due to the strength of sales of the drug Erbitux, which received FDA approval in February as a treatment for colon cancer.

TOP TEN HOLDINGS
AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           6/30/04              12/31/03
--------------------------------------------------------------------------------
Boston Scientific Corp.                   3.5%                  4.1%
--------------------------------------------------------------------------------
Whole Foods Market, Inc.                  3.3%                    --
--------------------------------------------------------------------------------
Research In Motion Ltd.                   2.5%                  3.0%
--------------------------------------------------------------------------------
Amphenol Corp. Cl A                       2.5%                  2.5%
--------------------------------------------------------------------------------
Copart Inc.                               2.4%                    --
--------------------------------------------------------------------------------
Elan Corp. plc ADR                        2.4%                    --
--------------------------------------------------------------------------------
Estee Lauder
Companies, Inc. Cl A                      2.4%                  1.1%
--------------------------------------------------------------------------------
National Semiconductor
Corp.                                     2.4%                  1.2%
--------------------------------------------------------------------------------
MGI Pharma Inc.                           2.1%                  1.8%
--------------------------------------------------------------------------------
Corinthian Colleges, Inc.                 2.0%                  1.4%
--------------------------------------------------------------------------------

------
3

VP Vista - Portfolio Commentary

Erbitux, which received FDA approval in February as a treatment for colon cancer.

Investments in companies that make and sell consumer staple products lifted the portfolio's performance. A leading contributor was Whole Foods Market, which benefited from the country's growing appetite for healthier diets and lifestyles. Companies within the consumer discretionary sector also turned in strong results, led by casino-related stocks.

VP Vista's information technology position generated solid results, outperforming the benchmark's stake even though the sector as a whole struggled during the period. Research in Motion was the portfolio's top contributor as the company posted another quarter of strong profits on brisk sales of its
BlackBerry(reg.tm) wireless e-mail system. Citing further expected gains in
BlackBerry subscribers, the company also increased its revenue and earnings guidance. On the negative side, OmniVision Technologies, which manufactures chips used in digital cameras and other electronic imaging products, declined on concerns that increasing competition could depress prices and hamper margins.

The specter of rising interest rates loomed over financial stocks, and VP
Vista's financial stake detracted from performance. New York Community Bancorp was one setback. The banking company narrowly missed first-quarter earnings expectations, and analysts cited heavy investments in mortgage-backed securities as the culprit.

The portfolio was hurt by its investment in Corinthian Colleges. Shares of this for-profit, post-secondary school declined amid news that one of its campuses filed improper federal financial aid applications.

Looking ahead, we are encouraged by the resilience demonstrated by the economy and the stock market during the past six months. While it is impossible to be certain that the progress can be sustained, we believe there will be opportunities for companies to grow their profits at accelerating rates. Our focus will be on owning these improving businesses in order to achieve solid performance in the long run.

TOP FIVE INDUSTRIES
AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         6/30/04              12/31/03
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                               10.3%                  5.5%
--------------------------------------------------------------------------------
Pharmaceuticals                           8.3%                  1.8%
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                 6.3%                  1.5%
--------------------------------------------------------------------------------
Commercial Services
& Supplies                                6.2%                  5.3%
--------------------------------------------------------------------------------
Communications
Equipment                                 5.0%                  8.8%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        6/30/04              12/31/03
--------------------------------------------------------------------------------
Common Stocks                            95.6%                100.0%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               4.4%                 --
--------------------------------------------------------------------------------

------
4

VP Vista - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.6%

AEROSPACE & DEFENSE -- 1.0%
--------------------------------------------------------------------------------
    674  L-3 Communications
         Holdings, Inc.                                           $   45,023
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 4.0%
--------------------------------------------------------------------------------
  1,683  CNF Inc.                                                     69,945
--------------------------------------------------------------------------------
  1,351  Expeditors International
          of Washington, Inc.                                         66,753
--------------------------------------------------------------------------------
    620  J.B. Hunt Transport Services, Inc.                           23,920
--------------------------------------------------------------------------------
    579  Ryder System, Inc.                                           23,201
--------------------------------------------------------------------------------
                                                                     183,819
--------------------------------------------------------------------------------
BEVERAGES -- 1.9%
--------------------------------------------------------------------------------
  3,028  Coca-Cola Enterprises                                        87,782
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.8%
--------------------------------------------------------------------------------
    938  ImClone Systems Inc.(1)                                      80,471
--------------------------------------------------------------------------------
CHEMICALS -- 0.2%
--------------------------------------------------------------------------------
    276  Great Lakes Chemical Corp.                                    7,469
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 2.9%
--------------------------------------------------------------------------------
    275  Comerica Inc.                                                15,092
--------------------------------------------------------------------------------
    773  East West BanCorp, Inc.                                      23,731
--------------------------------------------------------------------------------
    399  Marshall & Ilsley Corp.                                      15,597
--------------------------------------------------------------------------------
    455  Mercantile Bankshares Corporation                            21,303
--------------------------------------------------------------------------------
    963  TCF Financial Corp.                                          55,902
--------------------------------------------------------------------------------
                                                                     131,625
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 6.2%
--------------------------------------------------------------------------------

    924  Career Education Corp.(1)                                    42,097
--------------------------------------------------------------------------------

  4,170  Copart Inc.(1)                                              111,340
--------------------------------------------------------------------------------

  3,764  Corinthian Colleges, Inc.(1)                                 93,121
--------------------------------------------------------------------------------
    745  Republic Services, Inc. Cl A                                 21,560
--------------------------------------------------------------------------------

    142  Strayer Education Inc.                                       15,843
--------------------------------------------------------------------------------
                                                                     283,961
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 5.0%
--------------------------------------------------------------------------------
  3,433  Andrew Corporation(1)                                        68,694
--------------------------------------------------------------------------------
    619  QUALCOMM Inc.                                                45,175
--------------------------------------------------------------------------------
  1,665  Research In Motion Ltd.(1)                                  113,953
--------------------------------------------------------------------------------
                                                                     227,822
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.9%
--------------------------------------------------------------------------------
    620  Capital One Financial Corp.                                  42,396
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 0.7%
--------------------------------------------------------------------------------
    234  Chicago Mercantile Exchange                                  33,783
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.7%
--------------------------------------------------------------------------------
  3,364  Amphenol Corp. Cl A(1)                                      112,088
--------------------------------------------------------------------------------
    161  Rogers Corp.(1)                                              11,254
--------------------------------------------------------------------------------
                                                                     123,342
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES - 1.7%
--------------------------------------------------------------------------------
    717  BJ Services Co.(1)                                       $   32,867
--------------------------------------------------------------------------------
    786  Smith International, Inc.(1)                                 43,828
--------------------------------------------------------------------------------
                                                                      76,695
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 3.3%
--------------------------------------------------------------------------------
  1,558  Whole Foods Market, Inc.                                    148,711
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.7%
--------------------------------------------------------------------------------
     49  McCormick & Company, Incorporated                             1,666
--------------------------------------------------------------------------------
  1,103  Smithfield Foods Inc.(1)                                     32,428
--------------------------------------------------------------------------------
                                                                      34,094
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 10.3%
--------------------------------------------------------------------------------
  1,321  Advanced Medical Optics Inc.(1)                              56,234
--------------------------------------------------------------------------------
  1,544  Apogent Technologies Inc.(1)                                 49,408
--------------------------------------------------------------------------------
    551  Bard (C.R.), Inc.                                            31,214
--------------------------------------------------------------------------------
    524  Beckman Coulter Inc.                                         31,964
--------------------------------------------------------------------------------
  3,764  Boston Scientific Corp.(1)                                  161,098
--------------------------------------------------------------------------------
    606  Fisher Scientific International(1)                           34,997
--------------------------------------------------------------------------------
    375  Inamed Corp.(1)                                              23,569
--------------------------------------------------------------------------------
  1,610  Mentor Corp.                                                 55,207
--------------------------------------------------------------------------------
    469  Waters Corp.(1)                                              22,409
--------------------------------------------------------------------------------
                                                                     466,100
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 2.9%
--------------------------------------------------------------------------------
    922  Aetna Inc.                                                   78,370
--------------------------------------------------------------------------------
  1,142  Coventry Health Care Inc.(1)                                 55,844
--------------------------------------------------------------------------------
                                                                     134,214
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 6.3%
--------------------------------------------------------------------------------
  1,323  CKE Restaurants, Inc.(1)                                     17,636
--------------------------------------------------------------------------------
  1,789  Hilton Hotels Corporation                                    33,383
--------------------------------------------------------------------------------
    524  International Game Technology                                20,226
--------------------------------------------------------------------------------
    428  Marriott International, Inc.                                 21,349
--------------------------------------------------------------------------------
    565  Shuffle Master, Inc.(1)                                      20,515
--------------------------------------------------------------------------------
    832  Sonic Corporation(1)                                         18,928
--------------------------------------------------------------------------------
  1,569  Station Casinos Inc.                                         75,940
--------------------------------------------------------------------------------
  2,689  WMS Industries Inc.(1)                                       80,131
--------------------------------------------------------------------------------
                                                                     288,108
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 2.1%
--------------------------------------------------------------------------------
    276  Fortune Brands, Inc.                                         20,819
--------------------------------------------------------------------------------
  1,338  Helen of Troy Ltd.(1)                                        49,332
--------------------------------------------------------------------------------
    510  Stanley Works (The)                                          23,246
--------------------------------------------------------------------------------
                                                                      93,397
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.5%
--------------------------------------------------------------------------------
    800  Priceline.com Inc.(1)                                        21,544
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.0%
--------------------------------------------------------------------------------
    551  Ask Jeeves, Inc.(1)                                          21,506
--------------------------------------------------------------------------------
    675  Yahoo! Inc.(1)                                               24,522
--------------------------------------------------------------------------------
                                                                      46,028
--------------------------------------------------------------------------------

See Notes to Financial Statements.                             (continued)

------
5

VP Vista - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
IT SERVICES -- 1.0%
--------------------------------------------------------------------------------
    565  Certegy Inc.                                            $    21,922
--------------------------------------------------------------------------------
    798  Sabre Holdings Corp.                                         22,113
--------------------------------------------------------------------------------
                                                                      44,035
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
    524  Brunswick Corp.                                              21,379
--------------------------------------------------------------------------------
MACHINERY -- 2.0%
--------------------------------------------------------------------------------
    331  Deere & Co.                                                  23,216
--------------------------------------------------------------------------------
    688  Illinois Tool Works Inc.                                     65,973
--------------------------------------------------------------------------------
                                                                      89,189
--------------------------------------------------------------------------------
METALS & MINING -- 0.9%
--------------------------------------------------------------------------------
    596  Inco Ltd.(1)                                                 20,598
--------------------------------------------------------------------------------
    278  Phelps Dodge Corp.(1)                                        21,548
--------------------------------------------------------------------------------
                                                                      42,146
--------------------------------------------------------------------------------
OIL & GAS -- 4.3%
--------------------------------------------------------------------------------
    814  EOG Resources Inc.                                           48,604
--------------------------------------------------------------------------------
    345  Murphy Oil Corp.                                             25,427
--------------------------------------------------------------------------------
  2,317  Western Gas Resources Inc.                                   75,256
--------------------------------------------------------------------------------
  1,627  XTO Energy Inc.                                              48,468
--------------------------------------------------------------------------------
                                                                     197,755
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 3.9%
--------------------------------------------------------------------------------
    938  Avon Products, Inc.                                          43,279
--------------------------------------------------------------------------------
  2,270  Estee Lauder Companies, Inc. Cl A                           110,731
--------------------------------------------------------------------------------
    979  Nu Skin Enterprises Inc., Cl A                               24,788
--------------------------------------------------------------------------------
                                                                     178,798
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 8.3%
--------------------------------------------------------------------------------
  4,487  Elan Corp. plc ADR(1)                                       111,007
--------------------------------------------------------------------------------
  1,434  Eon Labs Inc.(1)                                             58,694
--------------------------------------------------------------------------------
    896  IVAX Corp.(1)                                                21,495
--------------------------------------------------------------------------------
  1,473  Medicis Pharmaceutical Corp. Cl A                            58,846
--------------------------------------------------------------------------------
  3,496  MGI Pharma Inc.(1)                                           94,427
--------------------------------------------------------------------------------
    979  Salix Pharmaceuticals Ltd.(1)                                32,258
--------------------------------------------------------------------------------
                                                                     376,727
--------------------------------------------------------------------------------
ROAD & RAIL -- 1.1%
--------------------------------------------------------------------------------
  1,214  Yellow Roadway Corp.(1)                                      48,390
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 2.8%
--------------------------------------------------------------------------------
    468  Analog Devices, Inc.                                         22,033
--------------------------------------------------------------------------------
  4,881  National Semiconductor Corp.(1)                             107,334
--------------------------------------------------------------------------------
                                                                     129,367
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------
SOFTWARE -- 4.7%
--------------------------------------------------------------------------------
  1,406  Activision, Inc.(1)                                      $   22,355
--------------------------------------------------------------------------------
  3,364  Check Point Software Technologies(1)                         90,795
--------------------------------------------------------------------------------
    814  Hyperion Solutions Corp.(1)                                  35,588
--------------------------------------------------------------------------------
    953  Red Hat Inc.(1)                                              21,890
--------------------------------------------------------------------------------
  1,029  Symantec Corp.(1)                                            45,050
--------------------------------------------------------------------------------
                                                                     215,678
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.0%
--------------------------------------------------------------------------------
    759  American Eagle Outfitters, Inc.(1)                           21,943
--------------------------------------------------------------------------------
    716  O'Reilly Automotive, Inc.(1)                                 32,363
--------------------------------------------------------------------------------
    593  Urban Outfitters Inc.(1)                                     36,120
--------------------------------------------------------------------------------
                                                                      90,426
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.0%
--------------------------------------------------------------------------------
  1,475  Coach Inc.(1)                                                66,655
--------------------------------------------------------------------------------
    317  NIKE, Inc. Cl B                                              24,013
--------------------------------------------------------------------------------
                                                                      90,668
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.8%
--------------------------------------------------------------------------------
  4,802  W Holding Company, Inc.                                      82,450
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 2.2%
--------------------------------------------------------------------------------
    800  Fastenal Company                                             45,464
--------------------------------------------------------------------------------
  1,707  MSC Industrial Direct Co.                                    56,058
--------------------------------------------------------------------------------
                                                                     101,522
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES -- 2.0%
--------------------------------------------------------------------------------
  2,673  NII Holdings Inc. Cl B(1)                                    90,053
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $3,790,071)                                                  4,354,967
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 4.4%

Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a joint
trading account at 1.16%, dated 6/30/04,
due 7/1/04 (Delivery value $200,006)
(Cost $200,000)                                                      200,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $3,990,071)                                                 $4,554,967
================================================================================

See Notes to Financial Statements.                               (continued)

------
6

VP Vista - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

 FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

    Contracts to Sell            Settlement Date        Value      Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------
       26,240 Euro for USD          7/30/04           $31,947            $(11)
---------------------------------------------------------------------------------------------
       12,205 Euro for USD          7/30/04            14,860                9
---------------------------------------------------------------------------------------------
       24,728 Euro for USD          7/30/04            30,107               37
---------------------------------------------------------------------------------------------
                                                      $76,914            $  35
                                               ==============================================

(Value on Settlement Date $76,949)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

USD = United States Dollar

(1) Non-income producing.

See Notes to Financial Statements.

------
7

Statement of Assets and Liabilities

JUNE 30, 2004 (UNAUDITED)

ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $3,990,071)                 $4,554,967
--------------------------------------------------------------------
Cash                                                                    129,683
--------------------------------------------------------------------
Receivable for investments sold                                         128,818
--------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts                   46
--------------------------------------------------------------------
Dividends and interest receivable                                         1,207
--------------------------------------------------------------------------------
                                                                      4,814,721
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                       300,839
--------------------------------------------------------------------
Accrued management fees                                                   3,202
--------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                      11
--------------------------------------------------------------------------------
                                                                        304,052
--------------------------------------------------------------------------------

NET ASSETS                                                           $4,510,669
================================================================================
CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Authorized                                                           50,000,000
================================================================================
Outstanding                                                             354,894
================================================================================

NET ASSET VALUE PER SHARE                                                $12.71
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                              $3,892,654
--------------------------------------------------------------------
Accumulated net investment loss                                        (10,426)
--------------------------------------------------------------------
Undistributed net realized gain on investment and foreign currency
transactions                                                             63,948
--------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities in foreign currency                              564,493
--------------------------------------------------------------------------------

                                                                     $4,510,669
================================================================================

See Notes to Financial Statements.

------
8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------------
Dividends                                                             $   5,510
--------------------------------------------------------------------
Interest                                                                  1,150
--------------------------------------------------------------------------------
                                                                          6,660
--------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------
Management fees                                                          14,871
--------------------------------------------------------------------
Directors' fees and expenses                                                 18
--------------------------------------------------------------------
Other expenses                                                               10
--------------------------------------------------------------------------------
                                                                         14,899
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (8,239)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN ON:
--------------------------------------------------------------------
Investment transactions                                                 151,918
--------------------------------------------------------------------
Foreign currency transactions                                             2,126
--------------------------------------------------------------------------------
                                                                        154,044
--------------------------------------------------------------------------------
CHANGE IN NET UNREALIZED APPRECIATION ON:
--------------------------------------------------------------------
Investments                                                             129,941
--------------------------------------------------------------------
Translation of assets and liabilities in foreign currencies               (152)
--------------------------------------------------------------------------------
                                                                        129,789
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                        283,833
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                              $275,594
================================================================================

See Notes to Financial Statements.

------
9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS                                      2004          2003

OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                                    $    (8,239)   $
(9,085)
---------------------------------------------------------
Net realized gain                                          154,044      160,008
---------------------------------------------------------
Change in net unrealized appreciation                      129,789      422,011
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations       275,594      572,934
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                                2,087,941      613,658
---------------------------------------------------------
Payments for shares redeemed                              (59,170)     (144,180)
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                               2,028,771
469,478
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                               2,304,365    1,042,412

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                      2,206,304    1,163,892
--------------------------------------------------------------------------------
End of period                                           $4,510,669   $2,206,304
================================================================================
Accumulated net investment loss                           $(10,426)    $(2,187)
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                       169,365       63,455
---------------------------------------------------------
Redeemed                                                    (4,834)    (15,988)
--------------------------------------------------------------------------------
Net increase                                               164,531       47,467
================================================================================

See Notes to Financial Statements.

------
10

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Vista Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is long-term capital growth. The fund seeks to achieve its investment objective by investing in equity securities of companies with medium to small market capitalization and that are considered by management to have a greater-than-average chance to increase in value. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the investment manager, American Century Investment Management, Inc. (ACIM),
determines that the current market price of a security owned by a non-money market fund is not readily available, the investment manager may determine its fair value in accordance with procedures adopted by the Board of Directors if such fair value determination would materially impact a fund's net asset value.
Valuations may not be readily available if, for example: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security
(as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and

                                                                  (continued)

------
11

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2003, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $87,254 (expiring in 2010), which may be used to offset future taxable gains.

The fund has elected to treat $2,412 of foreign currency losses incurred in the two-month period ended December 31, 2003, as having been incurred in the following fiscal year for federal income tax purposes.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                   (continued)

------
12

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on the fund's average daily closing net assets during the previous month. The effective annual management fee for the fund is 1.00%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services
Corporation.

During the six months ended June 30, 2004,  the fund  invested in a money market fund for  temporary  purposes,  which  was  managed  by J.P.  Morgan  Investment
Management,  Inc.  (JPMIM).  JPMIM is a wholly owned  subsidiary of J.P.  Morgan
Chase &  Co.  (JPM).  JPM is an equity  investor in ACC. The fund has a bank line of credit  agreement  with JPMorgan  Chase Bank (JPMCB).  JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2004, were $5,097,802 and $3,209,081, respectively.

As of June 30, 2004, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                      $3,992,914
================================================================================
Gross tax appreciation of investments                                  $586,080
--------------------------------------------------------------------
Gross tax depreciation of investments                                   (24,027)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $562,053
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and on return of capital dividends.

4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2004.

------
13

VP Vista - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
---------------------------------------------------------------------------------------------
                                                                  CLASS I
---------------------------------------------------------------------------------------------
                                              2004(1)       2003        2002       2001(2)
---------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------
Net Asset Value, Beginning of Period         $11.59        $8.15      $10.15       $10.00
---------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Loss                         (0.03)       (0.05)      (0.02)       (0.01)
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)      1.15         3.49       (1.98)        0.16
---------------------------------------------------------------------------------------------
  Total From Investment Operations             1.12         3.44       (2.00)        0.15
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $12.71       $11.59       $8.15       $10.15
=============================================================================================
  TOTAL RETURN(3)                              9.66%       42.21%    (19.70)%       1.50%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.00%(4)     1.00%       1.00%      1.00%(4)
--------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                        (0.55)%(4)   (0.58)%     (0.29)%    (0.32)%(4)
--------------------------------------------
Portfolio Turnover Rate                         111%         262%        294%        50%
--------------------------------------------
Net Assets, End of Period (in thousands)      $4,511       $2,206      $1,164     $1,072
---------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) October 5, 2001 (inception) through December 31, 2001.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------
14

INDEX DEFINITIONS

Additional Information

The following index is used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. It is not an investment product available for purchase.

The RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap
Index companies (the 800 smallest of the 1,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

------
15

Notes

------
16

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century logo, American Century and
American Century Investments are service marks
of American Century Services Corporation.

0408                               American Century Investment Services, Inc.
SH-SAN-38971                       (c)2004 American Century Services Corporation

ITEM 2.   CODE OF ETHICS.

          Not applicable for semiannual report filings.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable for semiannual report filings.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable for semiannual report filings.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
          MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
          COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          The registrant  does not currently  have in place  procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the registrant's last fiscal half-year that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company Act of 1940, are filed and attached hereto as Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Variable Portfolios, Inc.

By:   /s/ William M. Lyons
      -----------------------------------------------------
      Name:    William M. Lyons
      Title:   President

Date: August 13, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      -----------------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date: August 13, 2004

By:   /s/ Maryanne L. Roepke
      -----------------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date: August 13, 2004